UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03583

Fidelity Mt. Vernon Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Growth Strategies Fund

Annual Report
November 30, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended November 30, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Growth Strategies Fund	6.68%	10.42%	9.72%
Class K	6.81%	10.56%	9.87%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Growth Strategies Fund, a class of the fund, on November 30, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Growth Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 13.84% for the 12 months ending November 30, 2023, according to the S&P 500® index, as a slowing in the pace of inflation and a resilient U.S. economy provided a favorable backdrop for higher-risk assets for much of 2023. After returning -18.11% in 2022, the index's upturn was mostly driven by a narrow set of companies in the information technology and communication services sectors, largely due to excitement for generative artificial intelligence. Monetary tightening by the U.S. Federal Reserve continued until late July, when the Fed said it was too soon to tell if its latest hike would conclude a series of increases aimed at cooling the economy and bringing down inflation. Since March 2022, the Fed has raised its benchmark interest rate 11 times before pausing and twice deciding to hold rates at a 22-year high while it observes the effect on inflation and the economy. After the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline that was due to soaring yields on longer-term government bonds and mixed earnings from some big and influential firms. Favorable data on inflation provided a further boost and the index rose 9.13% in November. By sector for the full 12 months, information technology (+41%) and communications services (+37%) led the way, followed by consumer discretionary (+20%). In contrast, the defensive-oriented utilities (-9%) and consumer staples (-5%) sectors lagged most this period.
Comments from Portfolio Manager Jean Park:
For the fiscal year ending November 30, 2023, the fund's share classes gained about 7%, versus 9.98% for the benchmark Russell Midcap Growth Index. Relative to the benchmark, security selection was the primary detractor, especially within the information technology sector. Stock picking in consumer staples also hurt, as did subpar investment choices and an overweight in financials, primarily within the financial services industry. Security selection and comparatively light exposure to the consumer discretionary sector, especially consumer services firms, also was detrimental. The biggest individual relative detractor was an overweight in Mettler Toledo (-25%), one of the portfolio's largest holdings this period. Not owning Palantir Technologies, a benchmark component that gained about 167%, hurt as well. A larger-than-benchmark position in EPAM Systems (-31%) further detracted. In contrast, the biggest contributor to performance versus the benchmark was stock selection in industrials, primarily within the capital goods industry. Picks and an underweight in both the health care and materials sectors also boosted the fund's relative result. Shares of Cadence Design Systems gained 60% added the most value compared with the benchmark the past 12 months. The stock also was among the fund's biggest holdings on November 30, though we decreased our investment this period. A stake in Synopsys (+62%), where we decreased our position this period, proved advantageous. A non-benchmark stake in Duolingo gained 121% and notably helped as well. This was a holding we established these past 12 months. Notable changes in positioning include increased exposure to the financials and industrials sectors.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary November 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Cardinal Health, Inc.	3.0
Apollo Global Management, Inc.	2.7
Old Dominion Freight Lines, Inc.	2.5
Copart, Inc.	2.5
MSCI, Inc.	2.3
ResMed, Inc.	2.3
Molina Healthcare, Inc.	2.2
W.W. Grainger, Inc.	2.2
Cheniere Energy, Inc.	2.2
Gartner, Inc.	2.2
24.1

Market Sectors (% of Fund's net assets)

Industrials	25.7
Information Technology	20.3
Health Care	18.6
Financials	10.2
Consumer Discretionary	9.7
Energy	5.4
Communication Services	3.5
Materials	1.9
Consumer Staples	1.7
Utilities	0.5
Real Estate	0.5

Asset Allocation (% of Fund's net assets)

Schedule of Investments November 30, 2023
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 3.5%
Entertainment - 0.1%
Sea Ltd. ADR (a)	26,000	942
Interactive Media & Services - 1.8%
Pinterest, Inc. Class A (a)	1,282,300	43,688
Zoominfo Technologies, Inc. (a)	950,000	13,652
		57,340
Media - 1.6%
The Trade Desk, Inc. (a)	720,500	50,766
TOTAL COMMUNICATION SERVICES		109,048
CONSUMER DISCRETIONARY - 9.7%
Distributors - 0.4%
Pool Corp.	32,500	11,288
Diversified Consumer Services - 0.6%
Duolingo, Inc. (a)	88,000	18,682
Hotels, Restaurants & Leisure - 2.0%
Cava Group, Inc. (b)	6,800	231
Chipotle Mexican Grill, Inc. (a)	8,230	18,125
Choice Hotels International, Inc. (b)	39,700	4,378
Domino's Pizza, Inc.	59,400	23,338
Dutch Bros, Inc. (a)	166,800	4,459
Wyndham Hotels & Resorts, Inc.	81,600	6,311
Yum! Brands, Inc.	37,570	4,717
		61,559
Household Durables - 2.6%
Lennar Corp. Class A	113,100	14,468
NVR, Inc. (a)	2,342	14,416
PulteGroup, Inc.	421,500	37,269
TopBuild Corp. (a)	58,200	17,214
		83,367
Specialty Retail - 4.0%
AutoZone, Inc. (a)	14,895	38,875
Dick's Sporting Goods, Inc.	174,967	22,763
Murphy U.S.A., Inc.	77,400	28,603
O'Reilly Automotive, Inc. (a)	33,383	32,795
Tractor Supply Co. (b)	23,000	4,669
		127,705
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (a)	4,687	3,112
TOTAL CONSUMER DISCRETIONARY		305,713
CONSUMER STAPLES - 1.7%
Beverages - 0.5%
Brown-Forman Corp. Class B (non-vtg.) (b)	214,622	12,607
Celsius Holdings, Inc. (a)(b)	60,000	2,971
		15,578
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	484,100	31,263
Food Products - 0.2%
Bunge Global SA	75,200	8,262
TOTAL CONSUMER STAPLES		55,103
ENERGY - 5.4%
Energy Equipment & Services - 0.8%
TechnipFMC PLC	1,237,100	25,633
Oil, Gas & Consumable Fuels - 4.6%
APA Corp.	819,000	29,484
Cheniere Energy, Inc.	386,500	70,401
Hess Corp.	265,987	37,387
Valero Energy Corp.	61,600	7,722
		144,994
TOTAL ENERGY		170,627
FINANCIALS - 10.2%
Capital Markets - 5.8%
Ameriprise Financial, Inc.	155,000	54,794
Ares Management Corp.	225,600	25,324
LPL Financial	75,800	16,850
MSCI, Inc.	139,882	72,858
Tradeweb Markets, Inc. Class A	149,300	14,467
		184,293
Financial Services - 2.7%
Apollo Global Management, Inc.	921,000	84,732
Insurance - 1.7%
Arthur J. Gallagher & Co.	145,100	36,130
Globe Life, Inc.	80,951	9,967
Kinsale Capital Group, Inc.	24,400	8,542
		54,639
TOTAL FINANCIALS		323,664
HEALTH CARE - 18.6%
Biotechnology - 0.2%
Moderna, Inc. (a)	70,107	5,447
Health Care Equipment & Supplies - 7.2%
DexCom, Inc. (a)	570,900	65,950
Haemonetics Corp. (a)	221,437	17,908
IDEXX Laboratories, Inc. (a)	15,996	7,451
Insulet Corp. (a)	247,200	46,743
Masimo Corp. (a)	93,000	8,720
Penumbra, Inc. (a)	21,000	4,664
ResMed, Inc.	454,943	71,758
Shockwave Medical, Inc. (a)	34,991	6,108
		229,302
Health Care Providers & Services - 6.0%
Cardinal Health, Inc.	887,000	94,979
Centene Corp. (a)	315,000	23,209
Molina Healthcare, Inc. (a)	193,900	70,882
		189,070
Health Care Technology - 0.8%
Veeva Systems, Inc. Class A (a)	140,000	24,403
Life Sciences Tools & Services - 4.4%
Charles River Laboratories International, Inc. (a)	159,000	31,336
Mettler-Toledo International, Inc. (a)	56,900	62,131
West Pharmaceutical Services, Inc.	134,000	47,002
		140,469
TOTAL HEALTH CARE		588,691
INDUSTRIALS - 25.7%
Aerospace & Defense - 2.8%
Howmet Aerospace, Inc.	448,392	23,585
TransDigm Group, Inc.	65,800	63,357
		86,942
Building Products - 2.7%
Carrier Global Corp.	750,000	38,970
Trane Technologies PLC	202,600	45,668
		84,638
Commercial Services & Supplies - 5.1%
Cintas Corp.	121,568	67,257
Copart, Inc.	1,565,394	78,614
GFL Environmental, Inc.	376,300	10,800
Tetra Tech, Inc.	31,992	5,060
		161,731
Construction & Engineering - 2.5%
EMCOR Group, Inc.	119,757	25,451
Quanta Services, Inc.	284,000	53,480
		78,931
Electrical Equipment - 2.9%
AMETEK, Inc.	154,650	24,006
Atkore, Inc. (a)	178,134	23,140
nVent Electric PLC	349,200	18,595
Vertiv Holdings Co.	570,000	24,886
		90,627
Ground Transportation - 2.9%
Old Dominion Freight Lines, Inc.	205,100	79,796
Saia, Inc. (a)	33,500	13,078
		92,874
Machinery - 2.6%
IDEX Corp.	25,066	5,055
PACCAR, Inc.	248,400	22,808
Parker Hannifin Corp.	91,000	39,419
Toro Co.	165,600	13,745
		81,027
Professional Services - 2.0%
Booz Allen Hamilton Holding Corp. Class A	82,930	10,377
Verisk Analytics, Inc.	217,400	52,487
		62,864
Trading Companies & Distributors - 2.2%
W.W. Grainger, Inc. (b)	90,000	70,757
TOTAL INDUSTRIALS		810,391
INFORMATION TECHNOLOGY - 20.3%
Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corp. Class A	589,700	53,657
Keysight Technologies, Inc. (a)	145,000	19,704
Vontier Corp.	648,964	21,890
		95,251
IT Services - 3.9%
EPAM Systems, Inc. (a)	85,100	21,972
Gartner, Inc. (a)	159,500	69,357
MongoDB, Inc. Class A (a)	33,100	13,761
Twilio, Inc. Class A (a)	260,000	16,817
		121,907
Semiconductors & Semiconductor Equipment - 6.2%
Broadcom, Inc.	9,197	8,514
KLA Corp.	13,700	7,461
Lam Research Corp.	9,974	7,141
Lattice Semiconductor Corp. (a)	716,000	41,922
Monolithic Power Systems, Inc.	70,000	38,410
NXP Semiconductors NV	54,186	11,058
ON Semiconductor Corp. (a)	915,000	65,267
SolarEdge Technologies, Inc. (a)	201,947	16,031
		195,804
Software - 7.2%
Atlassian Corp. PLC (a)	33,991	6,491
Autodesk, Inc. (a)	40,989	8,953
Cadence Design Systems, Inc. (a)	66,800	18,254
Crowdstrike Holdings, Inc. (a)	215,600	51,095
Dynatrace, Inc. (a)	578,200	30,963
Fortinet, Inc. (a)	454,100	23,867
HubSpot, Inc. (a)	75,000	37,045
Intuit, Inc.	11,695	6,683
Roper Technologies, Inc.	19,666	10,585
Synopsys, Inc. (a)	34,500	18,741
Zoom Video Communications, Inc. Class A (a)	220,000	14,923
		227,600
TOTAL INFORMATION TECHNOLOGY		640,562
MATERIALS - 1.9%
Construction Materials - 0.6%
CRH PLC	297,000	18,637
Metals & Mining - 1.3%
Steel Dynamics, Inc.	340,000	40,504
TOTAL MATERIALS		59,141
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Iron Mountain, Inc.	241,100	15,467
UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp.	481,000	17,032
TOTAL COMMON STOCKS (Cost $2,087,600)		3,095,439

Money Market Funds - 3.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (c)	66,409,778	66,423
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	30,844,749	30,848
TOTAL MONEY MARKET FUNDS (Cost $97,270)		97,271

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $2,184,870)	3,192,710
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(34,279)
NET ASSETS - 100.0%	3,158,431

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	63,334	1,139,181	1,136,092	3,123	-	-	66,423	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	30,126	632,981	632,259	265	-	-	30,848	0.1%
Total	93,460	1,772,162	1,768,351	3,388	-	-	97,271

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	109,048	109,048	-	-
Consumer Discretionary	305,713	305,713	-	-
Consumer Staples	55,103	55,103	-	-
Energy	170,627	170,627	-	-
Financials	323,664	323,664	-	-
Health Care	588,691	588,691	-	-
Industrials	810,391	810,391	-	-
Information Technology	640,562	640,562	-	-
Materials	59,141	59,141	-	-
Real Estate	15,467	15,467	-	-
Utilities	17,032	17,032	-	-

Money Market Funds	97,271	97,271	-	-
Total Investments in Securities:	3,192,710	3,192,710	-	-
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		November 30, 2023

Assets
Investment in securities, at value (including securities loaned of $30,455) - See accompanying schedule:
Unaffiliated issuers (cost $2,087,600)	$3,095,439
Fidelity Central Funds (cost $97,270)	97,271

Total Investment in Securities (cost $2,184,870)		$3,192,710
Receivable for investments sold		3,501
Receivable for fund shares sold		720
Dividends receivable		1,367
Distributions receivable from Fidelity Central Funds		319
Prepaid expenses		4
Other receivables		13
Total assets		3,198,634
Liabilities
Payable for investments purchased	$5,830
Payable for fund shares redeemed	1,397
Accrued management fee	1,618
Other affiliated payables	434
Other payables and accrued expenses	77
Collateral on securities loaned	30,847
Total Liabilities		40,203
Net Assets		$3,158,431
Net Assets consist of:
Paid in capital		$2,226,314
Total accumulated earnings (loss)		932,117
Net Assets		$3,158,431

Net Asset Value and Maximum Offering Price
Growth Strategies :
Net Asset Value, offering price and redemption price per share ($2,962,005 ÷ 55,674 shares)		$53.20
Class K :
Net Asset Value, offering price and redemption price per share ($196,426 ÷ 3,642 shares)(a)		$53.94
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.

Statement of Operations
Amounts in thousands		Year ended November 30, 2023
Investment Income
Dividends		$20,342
Special dividends		2,303
Income from Fidelity Central Funds (including $265 from security lending)		3,388
Total Income		26,033
Expenses
Management fee
Basic fee	$15,781
Performance adjustment	1,179
Transfer agent fees	4,476
Accounting fees	779
Custodian fees and expenses	37
Independent trustees' fees and expenses	17
Registration fees	63
Audit	67
Legal	6
Miscellaneous	14
Total expenses before reductions	22,419
Expense reductions	(186)
Total expenses after reductions		22,233
Net Investment income (loss)		3,800
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	93,683
Redemptions in-kind	193,732
Foreign currency transactions	1
Total net realized gain (loss)		287,416
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(99,121)
Total change in net unrealized appreciation (depreciation)		(99,121)
Net gain (loss)		188,295
Net increase (decrease) in net assets resulting from operations		$192,095
Statement of Changes in Net Assets

Amount in thousands	Year ended November 30, 2023	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,800	$(4,490)
Net realized gain (loss)	287,416	(154,437)
Change in net unrealized appreciation (depreciation)	(99,121)	(557,710)
Net increase (decrease) in net assets resulting from operations	192,095	(716,637)
Distributions to shareholders	-	(458,304)

Share transactions - net increase (decrease)	(4,506)	513,523
Total increase (decrease) in net assets	187,589	(661,418)

Net Assets
Beginning of period	2,970,842	3,632,260
End of period	$3,158,431	$2,970,842

Financial Highlights
Fidelity® Growth Strategies Fund

Years ended November 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$49.87	$71.14	$61.57	$50.98	$41.90
Income from Investment Operations
Net investment income (loss) A,B	.06 C	(.08)	(.15)	.04 D	.30
Net realized and unrealized gain (loss)	3.27	(12.20)	14.72	12.31	9.13
Total from investment operations	3.33	(12.28)	14.57	12.35	9.43
Distributions from net investment income	-	-	-	(.22)	(.28)
Distributions from net realized gain	-	(8.99)	(5.00)	(1.55)	(.06)
Total distributions	-	(8.99)	(5.00)	(1.76) E	(.35) E
Net asset value, end of period	$53.20	$49.87	$71.14	$61.57	$50.98
Total Return F	6.68%	(19.98)%	25.31%	25.02%	22.76%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.75%	.83%	.63%	.63%	.56%
Expenses net of fee waivers, if any	.75%	.83%	.63%	.63%	.56%
Expenses net of all reductions	.75%	.83%	.63%	.63%	.55%
Net investment income (loss)	.12% C	(.16)%	(.23)%	.07% D	.67%
Supplemental Data
Net assets, end of period (in millions)	$2,962	$2,773	$3,381	$3,011	$2,860
Portfolio turnover rate I	75% J	74% J	49%	67%	66% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .04%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.03)%.

ETotal distributions per share do not sum due to rounding.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Growth Strategies Fund Class K

Years ended November 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$50.50	$71.85	$62.08	$51.38	$42.23
Income from Investment Operations
Net investment income (loss) A,B	.12 C	(.02)	(.08)	.10 D	.36
Net realized and unrealized gain (loss)	3.32	(12.34)	14.85	12.42	9.20
Total from investment operations	3.44	(12.36)	14.77	12.52	9.56
Distributions from net investment income	-	-	-	(.27)	(.34)
Distributions from net realized gain	-	(8.99)	(5.00)	(1.55)	(.06)
Total distributions	-	(8.99)	(5.00)	(1.82)	(.41) E
Net asset value, end of period	$53.94	$50.50	$71.85	$62.08	$51.38
Total Return F	6.81%	(19.89)%	25.44%	25.17%	22.94%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.64%	.72%	.52%	.52%	.43%
Expenses net of fee waivers, if any	.63%	.71%	.52%	.52%	.43%
Expenses net of all reductions	.63%	.71%	.52%	.51%	.43%
Net investment income (loss)	.23% C	(.05)%	(.13)%	.19% D	.79%
Supplemental Data
Net assets, end of period (in millions)	$196	$198	$251	$236	$236
Portfolio turnover rate I	75% J	74% J	49%	67%	66% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .16%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.

ETotal distributions per share do not sum due to rounding.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended November 30, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth Strategies Fund	$13

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,027,776
Gross unrealized depreciation	(24,069)
Net unrealized appreciation (depreciation)	$1,003,707
Tax Cost	$2,189,003

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$161
Capital loss carryforward	$(71,751)
Net unrealized appreciation (depreciation) on securities and other investments	$1,003,707

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(71,751)
Total capital loss carryforward	$(71,751)

The tax character of distributions paid was as follows:

	November 30, 2023	November 30, 2022
Long-term Capital Gains	$-	$458,304
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Strategies Fund	2,558,301	2,224,862

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Growth Strategies Fund	5,631	193,732	300,496	Growth Strategies, Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Growth Strategies Fund	377	15,128	25,077	Growth Strategies, Class K
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Strategies as compared to its benchmark index, the Russell Midcap Growth Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .56% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Growth Strategies	$4,395.16
Class K	81.04
	$4,476

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Growth Strategies	0.1500%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Growth Strategies Fund	.03

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Growth Strategies Fund	0.0257%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Strategies Fund	$20

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Strategies Fund	119,890	55,106	(1,906)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Growth Strategies Fund	$5
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth Strategies Fund	$29	$-	$-
8. Expense Reductions.
During the period, custodian credits reduced the Fund's expenses by $4.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $182.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2023	Year ended November 30, 2022
Fidelity Growth Strategies Fund
Distributions to shareholders
Growth Strategies	$-	$426,994
Class K	-	31,310
Total	$-	$458,304
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2023	Year ended November 30, 2022	Year ended November 30, 2023	Year ended November 30, 2022
Fidelity Growth Strategies Fund
Growth Strategies
Shares sold	12,499	9,491	$653,529	$484,754
Reinvestment of distributions	-	6,391	-	406,035
Shares redeemed	(12,429)	(7,802)	(643,497)	(404,797)
Net increase (decrease)	70	8,080	$10,032	$485,992
Class K
Shares sold	680	808	$34,879	$40,950
Reinvestment of distributions	-	487	-	31,310
Shares redeemed	(956)	(876)	(49,417)	(44,729)
Net increase (decrease)	(276)	419	$(14,538)	$27,531
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity Growth Strategies Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Growth Strategies Fund (one of the funds constituting Fidelity Mt. Vernon Street Trust, referred to hereafter as the "Fund") as of November 30, 2023, the related statement of operations for the year ended November 30, 2023, the statement of changes in net assets for each of the two years in the period ended November 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2023 and the financial highlights for each of the five years in the period ended November 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Vijay Advani, each of the Trustees oversees 322 funds. Mr. Advani oversees 215 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Trustee
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President, Treasurer, or Assistant Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023
Fidelity® Growth Strategies Fund
Fidelity® Growth Strategies Fund	.76%
Actual		$ 1,000	$ 1,073.20	$ 3.95
Hypothetical-B		$ 1,000	$ 1,021.26	$ 3.85
Class K	.66%
Actual		$ 1,000	$ 1,073.90	$ 3.43
Hypothetical-B		$ 1,000	$ 1,021.76	$ 3.35

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Strategies Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it is the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps  and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class]] of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.539208.126
FEG-ANN-0124
Fidelity® Growth Company K6 Fund

Annual Report
November 30, 2023

Contents

Performance
Management's Discussion of Fund Performance
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended November 30, 2023	Past 1 year	Life of Fund A
Fidelity® Growth Company K6 Fund	25.77%	19.22%

A   From June 13, 2019
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Growth Company K6 Fund, on June 13, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Growth Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 13.84% for the 12 months ending November 30, 2023, according to the S&P 500® index, as a slowing in the pace of inflation and a resilient U.S. economy provided a favorable backdrop for higher-risk assets for much of 2023. After returning -18.11% in 2022, the index's upturn was mostly driven by a narrow set of companies in the information technology and communication services sectors, largely due to excitement for generative artificial intelligence. Monetary tightening by the U.S. Federal Reserve continued until late July, when the Fed said it was too soon to tell if its latest hike would conclude a series of increases aimed at cooling the economy and bringing down inflation. Since March 2022, the Fed has raised its benchmark interest rate 11 times before pausing and twice deciding to hold rates at a 22-year high while it observes the effect on inflation and the economy. After the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline that was due to soaring yields on longer-term government bonds and mixed earnings from some big and influential firms. Favorable data on inflation provided a further boost and the index rose 9.13% in November. By sector for the full 12 months, information technology (+41%) and communications services (+37%) led the way, followed by consumer discretionary (+20%). In contrast, the defensive-oriented utilities (-9%) and consumer staples (-5%) sectors lagged most the past 12 months.
Comments from Portfolio Manager Steven Wymer:
For the fiscal year, the fund gained 25.77%, versus 24.56% for the benchmark Russell 3000® Growth Index. Relative to the benchmark, security selection was the primary contributor, especially within information technology. An underweight in industrials also helped. An underweight in consumer staples and financials also boosted the fund's relative performance. The top individual relative contributor was an overweight in Nvidia (+176%). Nvidia was the fund's top holding. The second-largest relative contributor was an underweight in AbbVie (-8%). An overweight in Salesforce (+57%) also contributed. Salesforce was one of our biggest holdings. In contrast, the biggest detractors from performance versus the benchmark were security selection and an overweight in health care. Also hurting our result were picks in financials and materials. The largest individual relative detractor was an underweight in Microsoft (+50%). Microsoft was among our biggest holdings. A second notable relative detractor was an overweight in Novocure (-84%). An overweight in Insulet (-36%) also hurt. This period we decreased our position in Insulet. Notable changes in positioning include lower allocations to the energy and consumer staples sectors.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Consolidated Investment Summary November 30, 2023 (Unaudited)

Top Holdings (% of Fund's net assets)

NVIDIA Corp.	12.9
Apple, Inc.	8.7
Microsoft Corp.	6.1
Amazon.com, Inc.	5.7
lululemon athletica, Inc.	4.7
Alphabet, Inc. Class A	3.7
Salesforce, Inc.	2.0
Tesla, Inc.	1.9
Eli Lilly & Co.	1.9
Oracle Corp.	1.7
49.3

Market Sectors (% of Fund's net assets)

Information Technology	44.4
Consumer Discretionary	20.2
Health Care	13.5
Communication Services	8.3
Industrials	4.5
Financials	3.3
Consumer Staples	3.1
Energy	1.5
Materials	0.7
Real Estate	0.2
Utilities	0.0

Asset Allocation (% of Fund's net assets)

Consolidated Schedule of Investments November 30, 2023
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	7,688	294,681
Entertainment - 0.9%
Netflix, Inc. (a)	276,689	131,142,285
Roblox Corp. (a)	17,717	696,455
Roku, Inc. Class A (a)	155,714	16,225,399
The Walt Disney Co.	61,128	5,665,954
		153,730,093
Interactive Media & Services - 6.9%
Alphabet, Inc.:
Class A (a)	4,421,057	585,922,684
Class C (a)	1,693,320	226,769,414
Epic Games, Inc. (a)(b)(c)	5,000	2,954,800
Meta Platforms, Inc. Class A (a)	799,896	261,685,976
Snap, Inc. Class A (a)	2,187,041	30,246,777
		1,107,579,651
Media - 0.0%
Comcast Corp. Class A	24,683	1,033,971
The Trade Desk, Inc. (a)	25,454	1,793,489
		2,827,460
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	456,869	68,735,941
TOTAL COMMUNICATION SERVICES		1,333,167,826
CONSUMER DISCRETIONARY - 20.1%
Automobile Components - 0.0%
Mobileye Global, Inc. (a)(d)	101,106	4,150,401
Automobiles - 2.2%
Rad Power Bikes, Inc. (b)(c)	171,416	71,995
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	280,502	642,350
Rivian Automotive, Inc. (a)(d)	2,735,849	45,852,829
Tesla, Inc. (a)	1,276,144	306,376,652
		352,943,826
Broadline Retail - 6.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	69,332	5,191,580
Amazon.com, Inc. (a)	6,285,341	918,225,467
Etsy, Inc. (a)	33,979	2,575,948
Ollie's Bargain Outlet Holdings, Inc. (a)	891,587	65,326,579
Ozon Holdings PLC ADR (a)(c)(d)	6,684	88,229
PDD Holdings, Inc. ADR (a)	49,084	7,236,945
		998,644,748
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	15,373	3,263,534
Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc. Class A (a)	87,181	11,014,448
Booking Holdings, Inc. (a)	26,780	83,706,246
Chipotle Mexican Grill, Inc. (a)	16,198	35,672,046
Dutch Bros, Inc. (a)(d)	256,036	6,843,842
Expedia, Inc. (a)	80,634	10,980,738
Marriott International, Inc. Class A	130,497	26,451,742
McDonald's Corp.	937	264,084
Penn Entertainment, Inc. (a)	733,395	18,012,181
Shake Shack, Inc. Class A (a)	21,483	1,301,010
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	5,104	153
Stage 2 rights (a)(c)	5,104	102
Stage 3 rights (a)(c)	5,104	51
Stage 4 rights (a)(c)	5,104	51
Stage 5:
rights (a)(c)	5,103	51
rights (a)(c)	5,102	51
Starbucks Corp.	145,715	14,469,500
Sweetgreen, Inc. Class A (a)	332,041	3,124,506
Trip.com Group Ltd. ADR (a)	173,245	6,094,759
Zomato Ltd. (a)	1,275,000	1,812,735
		219,748,296
Household Durables - 0.3%
Lennar Corp. Class A	362,444	46,363,836
PulteGroup, Inc.	184	16,269
Purple Innovation, Inc. (d)	1,197,600	742,991
SharkNinja Hong Kong Co. Ltd.	75,070	3,528,290
Toll Brothers, Inc.	56,776	4,876,491
		55,527,877
Specialty Retail - 2.7%
Abercrombie & Fitch Co. Class A (a)	55,683	4,225,783
Dick's Sporting Goods, Inc.	53,109	6,909,481
Fanatics, Inc. Class A (a)(b)(c)	204,775	14,856,426
Five Below, Inc. (a)	49,539	9,336,120
Floor & Decor Holdings, Inc. Class A (a)(d)	98,381	9,022,522
Foot Locker, Inc.	85,582	2,304,723
Lowe's Companies, Inc.	326,437	64,905,469
Revolve Group, Inc. (a)(d)	669,323	8,915,382
RH (a)	18,118	4,891,316
Ross Stores, Inc.	126,047	16,434,008
RumbleON, Inc.:
Class B (a)(d)	207,898	1,216,203
rights (a)	230,458	86,986
The Home Depot, Inc.	356,703	111,822,823
TJX Companies, Inc.	1,247,803	109,943,922
Wayfair LLC Class A (a)(d)	1,357,191	75,731,258
		440,602,422
Textiles, Apparel & Luxury Goods - 7.3%
Birkenstock Holding PLC (d)	84,000	3,876,600
Canada Goose Holdings, Inc. (a)(d)	522,382	5,793,765
Crocs, Inc. (a)	83,767	8,846,633
Deckers Outdoor Corp. (a)	237,049	157,393,425
Figs, Inc. Class A (a)(d)	131,441	954,262
Li Ning Co. Ltd.	530,929	1,478,333
lululemon athletica, Inc. (a)	1,702,699	760,765,913
NIKE, Inc. Class B	352,709	38,893,221
On Holding AG (a)(d)	1,724,519	50,028,296
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,411,549	142,064,352
		1,170,094,800
TOTAL CONSUMER DISCRETIONARY		3,244,975,904
CONSUMER STAPLES - 3.1%
Beverages - 1.4%
Celsius Holdings, Inc. (a)	551,900	27,324,569
Constellation Brands, Inc. Class A (sub. vtg.)	12,075	2,903,917
Keurig Dr. Pepper, Inc.	704,365	22,236,803
Monster Beverage Corp.	1,011,055	55,759,683
PepsiCo, Inc.	236,565	39,811,524
The Coca-Cola Co.	1,272,292	74,352,744
		222,389,240
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp.	122,726	72,744,609
Dollar General Corp.	39,273	5,149,476
Dollar Tree, Inc. (a)	35,150	4,344,189
Kroger Co.	234,556	10,383,794
Maplebear, Inc. (d)	8,341	201,769
Maplebear, Inc. (unlisted)	18,467	402,045
Target Corp.	137,702	18,425,905
Walmart, Inc.	130,501	20,317,701
		131,969,488
Food Products - 0.3%
Bowery Farming, Inc. warrants (a)(b)(c)	14,709	60,748
Bunge Global SA	188,714	20,734,007
Kellanova	40,711	2,138,956
Mondelez International, Inc.	111,043	7,890,716
The Hershey Co.	77,530	14,569,438
The Real Good Food Co. LLC:
Class B (a)(c)	149,688	2
Class B unit (a)(e)	149,688	284,407
The Real Good Food Co., Inc. (a)	218,564	415,272
WK Kellogg Co.	10,202	114,262
		46,207,808
Household Products - 0.2%
Church & Dwight Co., Inc.	66,534	6,429,180
Colgate-Palmolive Co.	29,607	2,332,143
Procter & Gamble Co.	170,509	26,176,542
The Clorox Co.	25,725	3,687,679
		38,625,544
Personal Care Products - 0.1%
elf Beauty, Inc. (a)	51,850	6,122,967
Kenvue, Inc.	139,135	2,843,919
Oddity Tech Ltd. (d)	53,883	1,836,333
Oddity Tech Ltd. Class A	57,026	1,846,274
Olaplex Holdings, Inc. (a)	193,605	422,059
The Beauty Health Co. (a)(d)	798,598	2,044,411
The Beauty Health Co. (a)(b)	428,643	1,097,326
		16,213,289
Tobacco - 0.3%
Philip Morris International, Inc.	574,361	53,622,343
TOTAL CONSUMER STAPLES		509,027,712
ENERGY - 1.5%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	243,324	8,212,185
Halliburton Co.	866,917	32,101,937
		40,314,122
Oil, Gas & Consumable Fuels - 1.2%
Cameco Corp.	649,363	29,818,749
EOG Resources, Inc.	9,911	1,219,747
EQT Corp. (d)	146,038	5,835,678
Hess Corp.	715,226	100,532,167
Pioneer Natural Resources Co.	18	4,170
Range Resources Corp.	1,289,790	41,918,175
Reliance Industries Ltd.	506,346	14,437,143
Valero Energy Corp.	63,614	7,974,651
		201,740,480
TOTAL ENERGY		242,054,602
FINANCIALS - 3.2%
Banks - 0.5%
Bank of America Corp.	769,901	23,474,281
HDFC Bank Ltd. sponsored ADR	441,950	26,534,678
JPMorgan Chase & Co.	124,388	19,414,479
Wells Fargo & Co.	114,736	5,116,078
		74,539,516
Capital Markets - 0.2%
3i Group PLC	93,758	2,641,902
BlackRock, Inc. Class A	45,991	34,549,819
Coinbase Global, Inc. (a)	5,900	735,848
		37,927,569
Financial Services - 2.5%
Block, Inc. Class A (a)	38,419	2,436,917
Jio Financial Services Ltd.	672,846	1,851,107
MasterCard, Inc. Class A	403,097	166,813,632
PayPal Holdings, Inc. (a)	192,320	11,079,555
Saluda Medical, Inc. warrants 1/20/27 (a)(b)(c)	23,230	56,449
Toast, Inc. (a)(d)	1,469,000	21,844,030
Visa, Inc. Class A	775,259	198,993,480
		403,075,170
TOTAL FINANCIALS		515,542,255
HEALTH CARE - 13.0%
Biotechnology - 7.1%
4D Pharma PLC (a)(c)(d)	1,160,502	244,082
AbbVie, Inc.	144,874	20,628,609
Absci Corp. (a)	1,570,709	2,623,084
ACADIA Pharmaceuticals, Inc. (a)	643,833	14,344,599
Acelyrin, Inc.	195,015	1,310,501
Akouos, Inc. (CVR) (c)	338,256	280,752
Alector, Inc. (a)	1,168,825	6,335,032
Allogene Therapeutics, Inc. (a)	1,387,173	3,259,857
Allovir, Inc. (a)(d)	994,196	1,869,088
Alnylam Pharmaceuticals, Inc. (a)	522,271	87,872,096
Ambrx Biopharma, Inc.	174	2,008
Amgen, Inc.	117,294	31,627,154
Apellis Pharmaceuticals, Inc. (a)(d)	101,511	5,468,398
Apogee Therapeutics, Inc.	125,804	2,454,436
Apogee Therapeutics, Inc. (unlisted)	204,567	3,791,547
Argenx SE ADR (a)	207,258	93,392,527
Arrowhead Pharmaceuticals, Inc. (a)	78,361	1,661,253
Ascendis Pharma A/S sponsored ADR (a)	18,738	1,881,857
aTyr Pharma, Inc. (a)	871,099	1,132,429
Avidity Biosciences, Inc. (a)	843,971	6,591,414
Beam Therapeutics, Inc. (a)(d)	313,635	8,806,871
BeiGene Ltd. ADR (a)(d)	166,803	31,182,153
Biomea Fusion, Inc. (a)(d)	666,585	10,045,436
BioNTech SE ADR (a)	25,844	2,594,996
BioXcel Therapeutics, Inc. (a)(d)	335,768	1,275,918
Cargo Therapeutics, Inc.	149,650	2,237,268
Caris Life Sciences, Inc. (a)(b)(c)	362,791	1,193,582
Century Therapeutics, Inc. (a)	599,390	821,164
Cerevel Therapeutics Holdings (a)	1,982,106	51,396,009
Cibus, Inc. (a)	232,349	2,920,627
Codiak Biosciences, Inc. warrants 9/15/27 (a)(c)	95,000	1
CRISPR Therapeutics AG (a)(d)	232,777	15,533,209
Cyclerion Therapeutics, Inc. (a)	10,106	21,829
Day One Biopharmaceuticals, Inc. (a)(d)	312,407	3,617,673
Denali Therapeutics, Inc. (a)	75,197	1,392,648
Dianthus Therapeutics, Inc. (a)	71,419	798,464
Dianthus Therapeutics, Inc. (unlisted) (b)	75,827	805,359
Disc Medicine, Inc. rights (a)(c)	50,893	1
Foghorn Therapeutics, Inc. (a)	306,913	1,304,380
Generation Bio Co. (a)	531,333	600,406
Geron Corp. (a)	637,376	1,230,136
Icosavax, Inc. (a)	7,439	75,283
Idorsia Ltd. (a)(d)	206,669	452,184
Immunocore Holdings PLC ADR (a)	46,532	2,453,632
ImmunoGen, Inc. (a)	532,592	15,631,575
Immunovant, Inc. (a)	859,561	33,634,622
Inhibrx, Inc. (a)(d)	160,836	3,340,564
Invivyd, Inc. (a)(d)	664,207	1,016,237
Ionis Pharmaceuticals, Inc. (a)(d)	2,558,561	126,572,013
Janux Therapeutics, Inc. (a)	242,296	2,115,244
Karuna Therapeutics, Inc. (a)	465,789	89,063,515
Kineta, Inc.	8,108	32,189
Korro Bio, Inc. (b)	21,489	855,574
Korro Bio, Inc.	36,539	1,378,215
Legend Biotech Corp. ADR (a)	693,593	42,184,326
Lexicon Pharmaceuticals, Inc. (a)(d)	549,828	582,818
Lyell Immunopharma, Inc. (a)(d)	344,700	596,331
Madrigal Pharmaceuticals, Inc. (a)(d)	9,409	1,912,850
Moderna, Inc. (a)	306,349	23,803,317
Monte Rosa Therapeutics, Inc. (a)	296,959	920,573
Moonlake Immunotherapeutics (a)(d)	86,586	3,801,991
Morphic Holding, Inc. (a)	411,665	9,756,461
Morphimmune, Inc. (b)	421,769	3,146,397
Nuvalent, Inc. Class A (a)	617,408	40,359,961
Omega Therapeutics, Inc. (a)	691,207	1,582,864
ORIC Pharmaceuticals, Inc. (a)(d)	291,393	2,302,005
Poseida Therapeutics, Inc. (a)	1,077,855	2,877,873
Prothena Corp. PLC (a)(d)	861,531	28,068,680
PTC Therapeutics, Inc. (a)	114,171	2,628,216
RAPT Therapeutics, Inc. (a)	353,833	5,137,655
RayzeBio, Inc. (d)	80,467	1,921,552
Recursion Pharmaceuticals, Inc. (a)(d)	673,376	4,612,626
Regeneron Pharmaceuticals, Inc. (a)	87,071	71,729,961
Relay Therapeutics, Inc. (a)(d)	269,899	2,134,901
Revolution Medicines, Inc. (a)	338,716	7,902,244
Roivant Sciences Ltd. (a)(d)	3,630,738	34,709,855
Sage Therapeutics, Inc. (a)	632,074	12,376,009
Sagimet Biosciences, Inc.	221,744	847,062
Sana Biotechnology, Inc. (a)(d)	923,021	3,747,465
Scholar Rock Holding Corp. (a)	715,968	9,014,037
Scholar Rock Holding Corp. warrants 12/31/25 (a)(b)	39,325	258,018
Seres Therapeutics, Inc. (a)(d)	2,282,841	2,374,155
Shattuck Labs, Inc. (a)	617,994	1,211,268
Sigilon Therapeutics, Inc. rights (a)(c)	8,716	65,980
SpringWorks Therapeutics, Inc. (a)(d)	1,076,884	32,726,505
Spyre Therapeutics, Inc. (b)	216,000	4,030,560
Synlogic, Inc. (a)	26,371	65,928
Tango Therapeutics, Inc. (b)	166,072	1,262,147
Tango Therapeutics, Inc. (a)	418,590	3,181,284
Taysha Gene Therapies, Inc. (a)	1,546,225	2,721,356
Turnstone Biologics Corp.	91,997	200,553
Tyra Biosciences, Inc. (a)	13,810	161,715
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	760,318	9,547
Vaxcyte, Inc. (a)	354,278	18,340,972
Vera Therapeutics, Inc. (a)	242,639	3,287,758
Vertex Pharmaceuticals, Inc. (a)	80,868	28,692,775
Verve Therapeutics, Inc. (a)(d)	145,368	1,639,751
Viking Therapeutics, Inc. (a)(d)	1,268,608	15,502,390
Vor Biopharma, Inc. (a)	544,468	1,007,266
WuXi XDC Cayman, Inc.	148,844	544,972
Zai Lab Ltd. ADR (a)(d)	130,670	3,565,984
Zentalis Pharmaceuticals, Inc. (a)	300,273	3,378,071
		1,144,056,685
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	28,436	2,965,590
Axonics Modulation Technologies, Inc. (a)	115,130	6,446,129
Blink Health LLC Series A1 (a)(b)(c)	65,933	3,094,236
Boston Scientific Corp. (a)	43,180	2,413,330
DexCom, Inc. (a)	79,755	9,213,298
Inspire Medical Systems, Inc. (a)	19,451	2,826,425
Insulet Corp. (a)	150,964	28,545,783
Intuitive Surgical, Inc. (a)	206,712	64,254,358
Novocure Ltd. (a)(d)	1,861,489	22,840,470
Outset Medical, Inc. (a)	456,607	2,392,621
Penumbra, Inc. (a)	7,497	1,665,009
Presbia PLC (a)(c)	96,997	1
PROCEPT BioRobotics Corp. (a)	510,619	18,928,646
Shockwave Medical, Inc. (a)(d)	125,535	21,912,134
		187,498,030
Health Care Providers & Services - 1.1%
Alignment Healthcare, Inc. (a)	467,837	3,508,778
Guardant Health, Inc. (a)	153,718	3,869,082
Humana, Inc.	35,028	16,983,676
McKesson Corp.	33,662	15,839,991
The Oncology Institute, Inc. (a)(b)	446,788	764,007
UnitedHealth Group, Inc.	262,326	145,058,408
		186,023,942
Health Care Technology - 0.0%
DNA Script (a)(b)(c)	115	30,620
DNA Script (a)(b)(c)	439	116,921
		147,541
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. (a)	639,877	27,847,447
Danaher Corp.	36,068	8,054,345
Gerresheimer AG	22,574	2,134,061
Seer, Inc. (a)	168,700	271,607
Thermo Fisher Scientific, Inc.	44,999	22,308,704
WuXi AppTec Co. Ltd. (H Shares) (d)(e)	358,751	4,202,337
Wuxi Biologics (Cayman), Inc. (a)(e)	2,424,576	13,502,113
		78,320,614
Pharmaceuticals - 3.1%
Adimab LLC (a)(b)(c)(f)	196,899	4,701,948
Agomab Therapeutics SA warrants 10/10/33 (a)(c)	10	0
Arvinas Holding Co. LLC (a)	61,717	1,355,922
Atea Pharmaceuticals, Inc. (a)	790,292	2,362,973
Bristol-Myers Squibb Co.	137,305	6,780,121
Dragonfly Therapeutics, Inc. (a)(b)(c)	31,376	576,377
Eli Lilly & Co.	513,067	303,243,120
Fulcrum Therapeutics, Inc. (a)	471,793	2,264,606
GH Research PLC (a)	373,188	2,328,693
Harmony Biosciences Holdings, Inc. (a)	587,443	17,071,094
Intra-Cellular Therapies, Inc. (a)	1,046,305	64,211,738
Merck & Co., Inc.	60,068	6,155,769
Novo Nordisk A/S Series B sponsored ADR	470,792	47,945,457
Nuvation Bio, Inc. (a)	2,304,187	2,857,192
OptiNose, Inc. (a)	1,755,860	2,194,825
OptiNose, Inc. warrants (a)	246,620	68,574
Pfizer, Inc.	28,517	868,913
Pharvaris BV (a)	37,117	638,784
Pliant Therapeutics, Inc. (a)(d)	506,718	7,038,313
Sienna Biopharmaceuticals, Inc. (a)	429,317	0
Skyhawk Therapeutics, Inc. (a)(b)(c)	127,580	1,152,047
Structure Therapeutics, Inc. (b)	94,761	1,759,080
UCB SA	285,374	21,073,112
		496,648,658
TOTAL HEALTH CARE		2,092,695,470
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.5%
AeroVironment, Inc. (a)	63,027	8,673,145
Lockheed Martin Corp.	45,265	20,268,309
Space Exploration Technologies Corp. Class A (a)(b)(c)	324,714	26,301,834
The Boeing Co. (a)	124,234	28,776,321
		84,019,609
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)	486,000	2,279,828
United Parcel Service, Inc. Class B	24,169	3,664,262
		5,944,090
Commercial Services & Supplies - 0.0%
Veralto Corp.	11,990	926,228
Construction & Engineering - 0.2%
Fluor Corp. (a)	494,484	18,805,227
Quanta Services, Inc.	55,260	10,406,011
		29,211,238
Electrical Equipment - 0.7%
Eaton Corp. PLC	252,780	57,555,478
Emerson Electric Co.	224,064	19,919,290
Fluence Energy, Inc. (a)	9,679	242,749
Generac Holdings, Inc. (a)	135,190	15,826,693
Nextracker, Inc. Class A (d)	53,884	2,189,846
NuScale Power Corp. (a)(d)	295,177	817,640
Schneider Electric SA	76,600	14,098,438
		110,650,134
Ground Transportation - 1.6%
Avis Budget Group, Inc. (a)	458,211	83,783,881
Bird Global, Inc.:
Stage 1 rights (a)(c)	1,095	11
Stage 2 rights (a)(c)	1,095	0
Stage 3 rights (a)(c)	1,095	0
Hertz Global Holdings, Inc. (a)(d)	80,305	669,744
Lyft, Inc. (a)	1,107,395	12,989,743
Uber Technologies, Inc. (a)	2,091,943	117,943,746
Union Pacific Corp.	159,962	36,034,640
		251,421,765
Industrial Conglomerates - 0.1%
General Electric Co.	56,968	6,938,702
Honeywell International, Inc.	47,503	9,306,788
		16,245,490
Machinery - 0.6%
Caterpillar, Inc.	137,877	34,568,521
Deere & Co.	95,279	34,720,620
Illinois Tool Works, Inc.	61,402	14,872,178
Ingersoll Rand, Inc.	86,380	6,170,123
		90,331,442
Passenger Airlines - 0.4%
Delta Air Lines, Inc.	447,851	16,539,137
Ryanair Holdings PLC sponsored ADR (a)	7,772	918,806
Southwest Airlines Co.	515,592	13,183,687
United Airlines Holdings, Inc. (a)	448,983	17,689,930
Wizz Air Holdings PLC (a)(e)	497,884	11,835,665
		60,167,225
Professional Services - 0.0%
LegalZoom.com, Inc. (a)	265,019	3,055,669
Paylocity Holding Corp. (a)	27,881	4,368,116
		7,423,785
TOTAL INDUSTRIALS		656,341,006
INFORMATION TECHNOLOGY - 44.1%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	157,425	34,587,847
Ciena Corp. (a)	1,020,829	46,805,010
Infinera Corp. (a)(d)	4,402,052	17,123,982
		98,516,839
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (a)	76,391	2,810,425
TE Connectivity Ltd.	3,866	506,446
		3,316,871
IT Services - 1.6%
Accenture PLC Class A	134,901	44,940,919
Cloudflare, Inc. (a)(d)	1,188,298	91,677,191
IBM Corp.	148,481	23,543,147
MongoDB, Inc. Class A (a)	25,665	10,669,967
Okta, Inc. (a)	154,649	10,369,215
Shopify, Inc. Class A (a)	720,938	52,518,310
Snowflake, Inc. (a)	92,448	17,350,641
Twilio, Inc. Class A (a)	13,607	880,101
X Holdings Corp. (b)(c)	26,890	765,827
		252,715,318
Semiconductors & Semiconductor Equipment - 17.2%
Advanced Micro Devices, Inc. (a)	842,676	102,098,624
Allegro MicroSystems LLC (a)	31,592	859,934
Applied Materials, Inc.	461,485	69,121,223
Arm Holdings Ltd. ADR (d)	101,467	6,240,221
ASML Holding NV (depository receipt)	30,940	21,155,534
Broadcom, Inc.	46,664	43,198,265
Cirrus Logic, Inc. (a)	421,210	31,974,051
Enphase Energy, Inc. (a)	47,160	4,764,103
First Solar, Inc. (a)	249,338	39,340,550
GaN Systems, Inc. (c)	270,586	27,241
GaN Systems, Inc. (c)	270,586	3
GlobalFoundries, Inc. (a)	126,087	6,769,611
Impinj, Inc. (a)	196,065	16,389,073
Intel Corp.	9,394	419,912
KLA Corp.	67,403	36,709,022
Lam Research Corp.	24,435	17,493,505
Lattice Semiconductor Corp. (a)	81,117	4,749,400
Marvell Technology, Inc.	1,188,827	66,253,329
Micron Technology, Inc.	204,947	15,600,566
Monolithic Power Systems, Inc.	41,283	22,652,808
NVIDIA Corp.	4,450,458	2,081,479,201
ON Semiconductor Corp. (a)	252,167	17,987,072
Qualcomm, Inc.	175,276	22,619,368
Silicon Laboratories, Inc. (a)	610,589	64,337,763
SiTime Corp. (a)	208,145	23,020,837
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	162,027	15,766,847
Teradyne, Inc.	88,349	8,148,428
Texas Instruments, Inc.	163,240	24,928,380
Wolfspeed, Inc. (a)(d)	137,658	5,074,074
		2,769,178,945
Software - 14.9%
Adobe, Inc. (a)	227,196	138,819,028
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	351,555	790,999
Atlassian Corp. PLC (a)	11,911	2,274,405
Autodesk, Inc. (a)	125,116	27,329,088
Bill Holdings, Inc. (a)	35,045	2,294,396
Clear Secure, Inc.	650	13,865
Confluent, Inc. (a)	233,822	4,961,703
CoreWeave, Inc. (b)(c)	41,224	12,773,669
Crowdstrike Holdings, Inc. (a)	139,318	33,016,973
Datadog, Inc. Class A (a)	135,026	15,739,981
Elastic NV (a)	55,816	4,485,374
Freshworks, Inc. (a)	308,490	6,175,970
HubSpot, Inc. (a)	65,705	32,453,671
Intuit, Inc.	95,141	54,369,276
Microsoft Corp.	2,586,006	979,863,533
Nutanix, Inc. Class A (a)	4,466,430	192,458,469
Oracle Corp.	2,366,676	275,031,418
Palantir Technologies, Inc. (a)	233,967	4,691,038
Palo Alto Networks, Inc. (a)	101,836	30,050,785
PTC, Inc. (a)	5,397	849,272
RingCentral, Inc. (a)	43,350	1,233,741
Salesforce, Inc. (a)	1,276,381	321,520,374
Samsara, Inc. (a)	136,357	3,755,272
SentinelOne, Inc. (a)(d)	84,504	1,613,181
ServiceNow, Inc. (a)	254,100	174,246,534
Stripe, Inc. Class B (a)(b)(c)	38,500	847,385
UiPath, Inc. Class A (a)(d)	1,636,493	32,337,102
Workday, Inc. Class A (a)	67,908	18,384,054
Zoom Video Communications, Inc. Class A (a)	253,374	17,186,358
Zscaler, Inc. (a)	88,554	17,492,072
		2,407,058,986
Technology Hardware, Storage & Peripherals - 9.8%
Apple, Inc.	7,430,839	1,411,487,868
Pure Storage, Inc. Class A (a)	5,147,913	171,476,982
Samsung Electronics Co. Ltd.	89,935	5,036,941
		1,588,001,791
TOTAL INFORMATION TECHNOLOGY		7,118,788,750
MATERIALS - 0.6%
Chemicals - 0.2%
Albemarle Corp. (d)	51,330	6,224,789
CF Industries Holdings, Inc.	68,247	5,128,762
Corteva, Inc.	359,665	16,256,858
Farmers Business Network, Inc. (a)(c)	9,829	24,769
Farmers Business Network, Inc. warrants 9/27/33 (a)(b)(c)	993,920	2,494,739
The Mosaic Co.	341,489	12,256,040
		42,385,957
Metals & Mining - 0.4%
Barrick Gold Corp. (Canada) (d)	397,961	6,991,702
Freeport-McMoRan, Inc.	1,422,502	53,087,775
		60,079,477
TOTAL MATERIALS		102,465,434
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	95,545	19,947,885
Equinix, Inc.	8,167	6,656,187
		26,604,072
TOTAL COMMON STOCKS (Cost $11,059,853,639)		15,841,663,031

Preferred Stocks - 1.6%
	Shares	Value ($)
Convertible Preferred Stocks - 1.6%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	49,039	12,465,714
Reddit, Inc.:
Series E(a)(b)(c)	4,501	141,376
Series F(a)(b)(c)	88,486	2,779,345
		15,386,435
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	22,348	9,386
Series C(a)(b)(c)	87,936	63,314
Series D(a)(b)(c)	219,600	228,384
		301,084
Broadline Retail - 0.0%
Meesho Series F (a)(b)(c)	66,982	4,344,453

Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	1,400	361,270

Textiles, Apparel & Luxury Goods - 0.1%
Canva, Inc.:
Series A(b)(c)	1,477	1,651,183
Series A2(b)(c)	268	299,605
Freenome, Inc.:
Series C(a)(b)(c)	141,369	968,378
Series D(a)(b)(c)	125,665	908,558
Laronde, Inc. Series B (a)(b)(c)	81,282	2,275,896
		6,103,620
TOTAL CONSUMER DISCRETIONARY		11,110,427

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	19,907	1,035,164
Series H(a)(b)(c)	20,720	1,351,980
		2,387,144
Food Products - 0.0%
AgBiome LLC Series D (a)(b)(c)	511,821	76,773
Bowery Farming, Inc.:
Series C1(a)(b)(c)	27,155	215,882
Series D1(b)(c)	14,709	78,252
		370,907
TOTAL CONSUMER STAPLES		2,758,051

FINANCIALS - 0.1%
Financial Services - 0.1%
Kartos Therapeutics, Inc. Series C (b)(c)	472,772	2,491,508
Paragon Biosciences Emalex Capital, Inc.:
Series C(a)(b)(c)	109,967	1,186,544
Series D1(a)(b)(c)	190,900	2,067,447
Series D2(a)(b)(c)	15,557	159,304
Saluda Medical, Inc.:
Series D(b)(c)	154,870	1,739,190
Series E(b)(c)	287,593	2,237,474
Tenstorrent Holdings, Inc. Series C1 (b)(c)	32,710	1,831,760
		11,713,227
HEALTH CARE - 0.5%
Biotechnology - 0.4%
Altos Labs, Inc. Series B (a)(b)(c)	124,464	2,144,515
Ankyra Therapeutics Series B (a)(b)(c)	329,325	1,304,127
Asimov, Inc. Series B (a)(b)(c)	19,920	835,445
Bright Peak Therapeutics AG Series B (a)(b)(c)	282,257	462,901
Caris Life Sciences, Inc. Series D (a)(b)(c)	258,638	850,919
Castle Creek Biosciences, Inc.:
Series D1(a)(b)(c)	4,476	834,684
Series D2(a)(b)(c)	1,254	205,317
Cleerly, Inc. Series C (a)(b)(c)	294,888	3,172,995
Deep Genomics, Inc. Series C (a)(b)(c)	155,443	1,448,729
Element Biosciences, Inc.:
Series B(a)(b)(c)	125,057	1,749,547
Series C(a)(b)(c)	114,255	1,598,427
ElevateBio LLC Series C (a)(b)(c)	247,600	745,276
Fog Pharmaceuticals, Inc. Series D (b)(c)	272,597	2,657,821
Generate Biomedicines:
Series B(a)(b)(c)	191,856	1,931,990
Series C(b)(c)	105,751	1,064,913
Genesis Therapeutics, Inc. Series B (b)(c)	583,881	2,709,208
Inscripta, Inc.:
Series D(a)(b)(c)	277,957	714,349
Series E(a)(b)(c)	215,182	707,949
LifeMine Therapeutics, Inc. Series C (a)(b)(c)	1,759,782	2,850,847
National Resilience, Inc.:
Series B(a)(b)(c)	182,315	11,071,990
Series C(a)(b)(c)	74,748	4,539,446
Odyssey Therapeutics, Inc.:
Series B(a)(b)(c)	458,024	2,583,255
Series C(b)(c)	442,442	2,216,634
Quell Therapeutics Ltd. Series B (a)(b)(c)	822,639	1,357,354
Rapport Therapeutics, Inc. Series B (b)(c)	1,743,823	2,790,117
SalioGen Therapeutics, Inc. Series B (a)(b)(c)	14,028	820,778
Sonoma Biotherapeutics, Inc.:
Series B(a)(b)(c)	587,934	1,487,473
Series B1(a)(b)(c)	313,559	906,186
T-Knife Therapeutics, Inc. Series B (a)(b)(c)	241,456	820,950
Treeline Biosciences:
Series A(a)(b)(c)	283,817	1,989,557
Series A1(a)(b)(c)	151,334	1,091,118
		59,664,817
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(b)(c)	145,007	6,805,179
Kardium, Inc. Series D6 (a)(b)(c)	1,087,032	1,010,940
		7,816,119
Health Care Providers & Services - 0.0%
Boundless Bio, Inc.:
Series B(a)(b)(c)	756,226	627,668
Series C(b)(c)	1,833,120	1,154,866
Conformal Medical, Inc.:
Series C(a)(b)(c)	140,186	559,342
Series D(b)(c)	153,658	714,510
Scorpion Therapeutics, Inc. Series B (a)(b)(c)	260,848	346,928
		3,403,314
Health Care Technology - 0.0%
Aledade, Inc.:
Series B1(a)(b)(c)	26,096	1,235,907
Series E1(a)(b)(c)	21,357	1,011,468
DNA Script:
Series B(a)(b)(c)	6	1,653
Series C(a)(b)(c)	2,549	1,121,765
Omada Health, Inc. Series E (a)(b)(c)	636,551	2,469,818
PrognomIQ, Inc.:
Series A5(a)(b)(c)	37,950	58,064
Series B(a)(b)(c)	196,968	435,299
Series C(a)(b)(c)	65,704	166,888
Wugen, Inc. Series B (a)(b)(c)	121,894	649,695
		7,150,557
Pharmaceuticals - 0.0%
Agomab Therapeutics SA Series C (b)(c)	15,098	3,429,976
Castle Creek Pharmaceutical Holdings, Inc. Series C (a)(b)(c)	582	116,458
Galvanize Therapeutics Series B (a)(b)(c)	1,125,997	1,565,136
		5,111,570
TOTAL HEALTH CARE		83,146,377

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	7,729	6,260,490
Series J(b)(c)	52,171	42,258,510
Series N(a)(b)(c)	19,900	16,119,000
		64,638,000
Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(b)(c)	10,545	949,472
Series B, 6.00%(a)(b)(c)	20,919	2,058,430
		3,007,902
TOTAL INDUSTRIALS		67,645,902

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp. Series E (a)(b)(c)	754,820	634,049
Menlo Micro, Inc. Series C (a)(b)(c)	993,699	755,211
VAST Data Ltd.:
Series A(b)(c)	107,503	1,182,533
Series A1(b)(c)	264,598	2,910,578
Series A2(b)(c)	304,373	3,348,103
Series B(b)(c)	242,193	2,664,123
Series C(b)(c)	7,060	77,660
Series E(b)(c)	231,432	5,091,504
		16,663,761
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(b)(c)	43,034	793,977
Astera Labs, Inc.:
Series A(a)(b)(c)	80,597	812,418
Series B(a)(b)(c)	13,723	138,328
Series C(a)(b)(c)	372,400	3,753,792
Series D(a)(b)(c)	273,573	2,757,616
Retym, Inc. Series C (b)(c)	202,380	1,550,231
SiMa.ai:
Series B(a)(b)(c)	299,482	1,913,690
Series B1(a)(b)(c)	167,848	1,242,075
Xsight Labs Ltd. Series D (a)(b)(c)	122,201	551,127
		13,513,254
Software - 0.1%
ASAPP, Inc. Series D (b)(c)	612,736	1,580,859
Bolt Technology OU Series E (a)(b)(c)	17,815	2,039,224
Databricks, Inc.:
Series G(a)(b)(c)	37,815	2,779,403
Series H(a)(b)(c)	56,085	4,122,248
Series I(b)(c)	3,131	230,129
Evozyne, Inc.:
Series A(a)(b)(c)	78,000	1,142,700
Series B(b)(c)	95,720	1,479,831
Skyryse, Inc. Series B (a)(b)(c)	117,653	2,814,260
Stripe, Inc. Series H (a)(b)(c)	14,400	316,944
		16,505,598
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc. Series C (b)(c)	136,712	2,587,958

TOTAL INFORMATION TECHNOLOGY		49,270,571

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(b)(c)	33,030	83,236

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	301,038	8,736,123

TOTAL MATERIALS		8,819,359

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials:
Series C(a)(b)(c)	20,469	960,405
Series D(b)(c)	7,960	373,483
		1,333,888
TOTAL CONVERTIBLE PREFERRED STOCKS		251,184,237
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (a)(b)(c)	6,592	373,635

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (a)(b)(c)	127,757	2,606,243

TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,979,878
TOTAL PREFERRED STOCKS (Cost $263,322,376)		254,164,115

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	310,600	415,490
4% 6/12/27 (b)(c)	82,200	109,959
5.5% 10/29/26 (b)(c)(h)	2,123,455	2,112,838
		2,638,287
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC 5% 1/15/24 (b)(c)	2,000,000	2,301,800
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Evozyne, Inc. 6% 9/13/28 (b)(c)	1,482,703	1,496,047
MATERIALS - 0.0%
Chemicals - 0.0%
Farmers Business Network, Inc. 15% 9/28/25 (b)(c)	993,920	1,532,625
TOTAL CONVERTIBLE BONDS (Cost $6,992,878)		7,968,759

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	280,502	510,212
FINANCIALS - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings, Inc. 5% 11/6/25 (b)(c)	993,812	1,003,486
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (b)(c)(i)	1,541,987	1,410,918
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (b)(c)(i)	39,251	39,795
TOTAL PREFERRED SECURITIES (Cost $2,855,552)		2,964,411

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (j)	34,863,567	34,870,540
Fidelity Securities Lending Cash Central Fund 5.39% (j)(k)	346,074,019	346,108,627
TOTAL MONEY MARKET FUNDS (Cost $380,979,167)		380,979,167

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $11,714,003,612)	16,487,739,483
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(336,403,661)
NET ASSETS - 100.0%	16,151,335,822

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $352,558,705 or 2.2% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,824,522 or 0.2% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	1/19/21	10,000,008

AgBiome LLC Series D	9/03/21	3,033,967

Agomab Therapeutics SA Series C	10/03/23	3,296,587

Aledade, Inc. Series B1	5/07/21	999,234

Aledade, Inc. Series E1	5/20/22	1,063,886

Alif Semiconductor Series C	3/08/22	873,527

Altos Labs, Inc. Series B	7/22/22	2,383,286

Ankyra Therapeutics Series B	8/26/21	1,854,693

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series D	8/29/23	2,366,080

Asimov, Inc. Series B	10/29/21	1,846,200

Astera Labs, Inc. Series A	5/17/22	819,631

Astera Labs, Inc. Series B	5/17/22	139,556

Astera Labs, Inc. Series C	8/24/21	1,251,934

Astera Labs, Inc. Series D	5/17/22	2,782,101

Beta Technologies, Inc. Series A	4/09/21	772,632

Beta Technologies, Inc. Series B, 6.00%	4/04/22	2,158,213

Blink Health LLC Series A1	12/30/20	1,786,125

Blink Health LLC Series C	11/07/19 - 7/14/21	5,535,788

Blink Health LLC 5% 1/15/24	7/15/22	2,000,000

Bolt Technology OU Series E	1/03/22	4,628,275

Boundless Bio, Inc. Series B	4/23/21	1,020,905

Boundless Bio, Inc. Series C	4/05/23	1,283,184

Bowery Farming, Inc. Series C1	5/18/21	1,636,070

Bowery Farming, Inc. Series D1	10/25/23	138,975

Bowery Farming, Inc. warrants	10/25/23	0

Bright Peak Therapeutics AG Series B	5/14/21	1,102,496

ByteDance Ltd. Series E1	11/18/20	5,373,408

Canva, Inc. Series A	9/22/23	1,575,458

Canva, Inc. Series A2	9/22/23	285,865

Caris Life Sciences, Inc.	10/06/22	2,031,630

Caris Life Sciences, Inc. Series D	5/11/21	2,094,968

Castle Creek Biosciences, Inc. Series D1	4/19/22	962,474

Castle Creek Biosciences, Inc. Series D2	6/28/21	215,100

Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	239,697

Circle Internet Financial Ltd. Series E	5/11/21	2,073,500

Cleerly, Inc. Series C	7/08/22	3,473,958

Conformal Medical, Inc. Series C	7/24/20	514,071

Conformal Medical, Inc. Series D	5/26/23	780,530

CoreWeave, Inc.	11/29/23	12,773,669

Databricks, Inc. Series G	2/01/21	2,235,722

Databricks, Inc. Series H	8/31/21	4,121,358

Databricks, Inc. Series I	9/14/23	230,129

Deep Genomics, Inc. Series C	7/21/21	2,254,110

Diamond Foundry, Inc. Series C	3/15/21	7,224,912

Dianthus Therapeutics, Inc. (unlisted)	5/03/23	1,770,106

Discord, Inc. Series I	9/15/21	770,874

DNA Script	12/17/21	443,611

DNA Script Series B	12/17/21	4,804

DNA Script Series C	10/01/21	2,217,248

Dragonfly Therapeutics, Inc.	12/19/19	830,209

Element Biosciences, Inc. Series B	12/13/19	655,374

Element Biosciences, Inc. Series C	6/21/21	2,348,706

ElevateBio LLC Series C	3/09/21	1,038,682

Enevate Corp. Series E	1/29/21	836,858

Enevate Corp. 6%	11/02/23	39,251

Epic Games, Inc.	7/13/20 - 7/30/20	2,875,000

Evozyne, Inc. Series A	4/09/21	1,752,660

Evozyne, Inc. Series B	9/14/23	1,482,703

Evozyne, Inc. 6% 9/13/28	9/14/23	1,482,703

Fanatics, Inc. Class A	8/13/20 - 10/24/22	7,298,410

Farmers Business Network, Inc. warrants 9/27/33	9/29/23	1

Farmers Business Network, Inc. Series G	9/15/21	2,053,072

Farmers Business Network, Inc. 15% 9/28/25	9/29/23	993,920

Fog Pharmaceuticals, Inc. Series D	11/17/22	2,933,989

Freenome, Inc. Series C	8/14/20	934,916

Freenome, Inc. Series D	11/22/21	947,803

Galvanize Therapeutics Series B	3/29/22	1,949,422

Generate Biomedicines Series B	11/02/21	2,273,494

Generate Biomedicines Series C	6/05/23	1,253,149

Genesis Therapeutics, Inc. Series B	8/10/23	2,982,231

GoBrands, Inc. Series G	3/02/21	4,971,122

GoBrands, Inc. Series H	7/22/21	8,049,525

Inscripta, Inc. Series D	11/13/20	1,270,263

Inscripta, Inc. Series E	3/30/21	1,900,057

Kardium, Inc. Series D6	12/30/20	1,104,251

Kardium, Inc. 0%	12/30/20	1,541,987

Kartos Therapeutics, Inc. Series C	8/22/23	2,672,580

Korro Bio, Inc.	7/14/23	1,212,586

Laronde, Inc. Series B	8/13/21	2,275,896

LifeMine Therapeutics, Inc. Series C	2/15/22	3,583,954

Lightmatter, Inc. Series C	5/19/23	2,249,842

Meesho Series F	9/21/21	5,135,664

Menlo Micro, Inc. Series C	2/09/22	1,317,148

Morphimmune, Inc.	6/29/23	2,425,172

National Resilience, Inc. Series B	12/01/20	2,490,423

National Resilience, Inc. Series C	6/28/21	3,319,559

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	310,600

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	82,200

Neutron Holdings, Inc. 5.5% 10/29/26	10/29/21 - 10/27/23	2,123,455

Odyssey Therapeutics, Inc. Series B	9/30/22	2,892,806

Odyssey Therapeutics, Inc. Series C	10/25/23	2,212,210

Omada Health, Inc. Series E	12/22/21	3,816,251

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,176,647

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	2,067,447

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	134,101

PrognomIQ, Inc. Series A5	8/20/20	22,922

PrognomIQ, Inc. Series B	9/11/20	450,094

PrognomIQ, Inc. Series C	2/16/22	201,054

Quell Therapeutics Ltd. Series B	11/24/21	1,554,788

Rad Power Bikes, Inc.	1/21/21	826,883

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	107,803

Rad Power Bikes, Inc. Series C	1/21/21	424,189

Rad Power Bikes, Inc. Series D	9/17/21	2,104,602

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	280,502

Rapport Therapeutics, Inc. Series B	8/11/23	2,924,862

Reddit, Inc. Series E	5/18/21	191,176

Reddit, Inc. Series F	8/11/21	5,467,939

Redwood Materials Series C	5/28/21	970,302

Redwood Materials Series D	6/02/23	379,977

Retym, Inc. Series C	5/17/23 - 6/20/23	1,574,880

SalioGen Therapeutics, Inc. Series B	12/10/21	1,485,060

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	1,975,505

Saluda Medical, Inc. Series E	4/06/23	2,321,968

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	631,103

SiMa.ai Series B	5/10/21	1,535,564

SiMa.ai Series B1	4/25/22 - 10/17/22	1,190,194

Skyhawk Therapeutics, Inc.	5/21/21	2,094,864

Skyryse, Inc. Series B	10/21/21	2,903,673

Sonoma Biotherapeutics, Inc. Series B	7/26/21	1,161,934

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	929,546

Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	21,637,941

Space Exploration Technologies Corp. Series G	9/07/23	6,260,490

Space Exploration Technologies Corp. Series J	9/07/23	42,258,510

Space Exploration Technologies Corp. Series N	8/04/20	5,373,000

Spyre Therapeutics, Inc.	6/22/23	1,571,832

Stripe, Inc. Class B	5/18/21	1,544,943

Stripe, Inc. Series H	3/15/21	577,800

Structure Therapeutics, Inc.	9/29/23	1,183,565

T-Knife Therapeutics, Inc. Series B	6/30/21	1,392,911

Tango Therapeutics, Inc.	8/09/23	855,271

Tenstorrent Holdings, Inc. Series C1	4/23/21	1,944,778

Tenstorrent Holdings, Inc. 5% 11/6/25	11/06/23	993,812

The Beauty Health Co.	12/08/20	4,286,430

The Oncology Institute, Inc.	6/28/21	4,467,880

Treeline Biosciences Series A	7/30/21 - 10/27/22	2,221,578

Treeline Biosciences Series A1	10/27/22	1,303,031

VAST Data Ltd. Series A	11/28/23	1,182,533

VAST Data Ltd. Series A1	11/28/23	2,910,578

VAST Data Ltd. Series A2	11/28/23	3,348,103

VAST Data Ltd. Series B	11/28/23	2,664,123

VAST Data Ltd. Series C	11/28/23	77,660

VAST Data Ltd. Series E	11/28/23	5,091,504

Waymo LLC Series A2	5/08/20	566,037

Wugen, Inc. Series B	7/09/21	945,276

X Holdings Corp.	10/27/21	2,482,445

Xsight Labs Ltd. Series D	2/16/21	977,119

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	22,944,514	1,221,134,963	1,209,208,937	2,399,444	-	-	34,870,540	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	347,584,554	1,665,080,982	1,666,556,909	1,339,332	-	-	346,108,627	1.3%
Total	370,529,068	2,886,215,945	2,875,765,846	3,738,776	-	-	380,979,167

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,348,554,261	1,330,213,026	-	18,341,235
Consumer Discretionary	3,256,459,966	3,229,229,459	86,986	27,143,521
Consumer Staples	511,785,763	506,718,643	2,248,319	2,818,801
Energy	242,054,602	242,054,602	-	-
Financials	529,861,725	515,485,806	-	14,375,919
Health Care	2,175,841,847	2,074,072,088	7,166,834	94,602,925
Industrials	723,986,908	615,940,723	14,098,438	93,947,747
Information Technology	7,168,059,321	7,103,583,626	-	64,475,695
Materials	111,284,793	99,945,926	-	11,338,867
Real Estate	26,604,072	26,604,072	-	-
Utilities	1,333,888	-	-	1,333,888

Corporate Bonds	7,968,759	-	-	7,968,759

Preferred Securities	2,964,411	-	-	2,964,411

Money Market Funds	380,979,167	380,979,167	-	-
Total Investments in Securities:	16,487,739,483	16,124,827,138	23,600,577	339,311,768

The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$246,494,517
Net Realized Gain (Loss) on Investment Securities	615,087
Net Unrealized Gain (Loss) on Investment Securities	(10,787,158)
Cost of Purchases	111,369,863
Proceeds of Sales	(9,203,286)
Amortization/Accretion	-
Transfers into Level 3	6,289,322
Transfers out of Level 3	(5,466,577)
Ending Balance	$339,311,768
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2023	$(11,449,311)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated  Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
		November 30, 2023

Assets
Investment in securities, at value (including securities loaned of $334,884,904) - See accompanying schedule:
Unaffiliated issuers (cost $11,333,024,445)	$16,106,760,316
Fidelity Central Funds (cost $380,979,167)	380,979,167

Total Investment in Securities (cost $11,714,003,612)		$16,487,739,483
Foreign currency held at value (cost $4)		4
Receivable for investments sold		13,549,025
Receivable for fund shares sold		8,866,383
Dividends receivable		7,570,170
Interest receivable		251,323
Distributions receivable from Fidelity Central Funds		287,958
Total assets		16,518,264,346
Liabilities
Payable for investments purchased	$7,508,575
Payable for fund shares redeemed	6,836,453
Accrued management fee	6,063,548
Other payables and accrued expenses	413,867
Collateral on securities loaned	346,106,081
Total Liabilities		366,928,524
Net Assets		$16,151,335,822
Net Assets consist of:
Paid in capital		$12,520,191,048
Total accumulated earnings (loss)		3,631,144,774
Net Assets		$16,151,335,822
Net Asset Value, offering price and redemption price per share ($16,151,335,822 ÷ 764,324,773 shares)		$21.13

Consolidated Statement of Operations
		Year ended November 30, 2023
Investment Income
Dividends		$73,111,669
Interest		292,903
Income from Fidelity Central Funds (including $1,339,332 from security lending)		3,738,776
Total Income		77,143,348
Expenses
Management fee	$62,677,303
Independent trustees' fees and expenses	76,351
Interest	52,868
Miscellaneous	94,779
Total expenses before reductions	62,901,301
Expense reductions	(3,026)
Total expenses after reductions		62,898,275
Net Investment income (loss)		14,245,073
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $734,289)	(465,572,036)
Redemptions in-kind	217,419,927
Foreign currency transactions	1,593
Futures contracts	803,529
Total net realized gain (loss)		(247,346,987)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $724,093)	3,421,918,254
Assets and liabilities in foreign currencies	(43,147)
Total change in net unrealized appreciation (depreciation)		3,421,875,107
Net gain (loss)		3,174,528,120
Net increase (decrease) in net assets resulting from operations		$3,188,773,193
Consolidated Statement of Changes in Net Assets

	Year ended November 30, 2023	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,245,073	$17,841,827
Net realized gain (loss)	(247,346,987)	(391,467,265)
Change in net unrealized appreciation (depreciation)	3,421,875,107	(3,952,492,614)
Net increase (decrease) in net assets resulting from operations	3,188,773,193	(4,326,118,052)
Distributions to shareholders	(18,540,597)	(380,672,676)

Share transactions
Proceeds from sales of shares	4,809,922,340	4,035,985,469
Reinvestment of distributions	17,792,720	379,380,027
Cost of shares redeemed	(3,458,216,801)	(3,067,304,400)

Net increase (decrease) in net assets resulting from share transactions	1,369,498,259	1,348,061,096
Total increase (decrease) in net assets	4,539,730,855	(3,358,729,632)

Net Assets
Beginning of period	11,611,604,967	14,970,334,599
End of period	$16,151,335,822	$11,611,604,967

Other Information
Shares
Sold	253,663,388	224,328,843
Issued in reinvestment of distributions	1,171,344	16,416,271
Redeemed	(180,533,478)	(167,608,003)
Net increase (decrease)	74,301,254	73,137,111

Consolidated Financial Highlights
Fidelity® Growth Company K6 Fund

Years ended November 30,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$16.83	$24.27	$18.67	$11.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.03	- D,E	- D	.01
Net realized and unrealized gain (loss)	4.31	(6.87)	5.78	7.49	1.18
Total from investment operations	4.33	(6.84)	5.78	7.49	1.19
Distributions from net investment income	(.03)	-	(.02)	(.01)	-
Distributions from net realized gain	-	(.60)	(.16)	-	-
Total distributions	(.03)	(.60)	(.18)	(.01)	-
Net asset value, end of period	$21.13	$16.83	$24.27	$18.67	$11.19
Total Return F,G	25.77%	(28.85)%	31.20%	66.95%	11.90%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.45%	.45%	.45%	.45%	.45% J
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45% J
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45% J
Net investment income (loss)	.10%	.15%	(.01)% E	.01%	.29% J
Supplemental Data
Net assets, end of period (000 omitted)	$16,151,336	$11,611,605	$14,970,335	$8,000,089	$1,853,643
Portfolio turnover rate K,L	17%	23%	22%	18%	16% M

AFor the period June 13, 2019 (commencement of operations) through November 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.07)%.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KPortfolio turnover rate excludes securities received or delivered in-kind.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MAmount not annualized.

Notes to Consolidated Financial Statements
For the period ended November 30, 2023

1. Organization.
Fidelity Growth Company K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$328,378,598	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5 - 13.5 / 12.2	Increase
			Enterprise value/Revenue multiple (EV/R)	1.1 - 21.6 / 6.9	Increase
		Market approach	Transaction price	$0.70 - $309.86 / $59.76	Increase
			Discount rate	5.0% - 65.0% / 20.7%	Decrease
			Premium rate	10.0% - 35.0% / 19.2%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	5.3% - 75.0% / 18.5%	Decrease
			Term	1.1 - 8.3 / 3.1	Increase
			Weighted average cost of capital (WACC)	43.5%	Decrease
			Probability rate	6.0% - 70.0% / 36.4%	Increase
			Exit multiple	1.5	Increase
		Black scholes	Discount rate	4.2% - 5.1% / 4.7%	Increase
			Volatility	45.0% - 100.0% / 73.8%	Increase
			Term	1.5 - 5.0 / 2.9	Increase
		Recovery value	Recovery value	$0.00 - $0.21 / $0.04	Increase
Corporate Bonds	$7,968,759	Market comparable	Discount rate	21.7% - 29.2% / 25.3%	Decrease
			Enterprise value/Revenue multiple (EV/R)	1.4 - 4.8 / 3.1	Increase
			Probability rate	10.0% - 75.0% / 40.3%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	20.2%	Decrease
			Probability rate	10.0% - 70.0% / 33.3%	Increase
		Black scholes	Discount rate	4.6%	Increase
			Volatility	50.0% - 75.0% / 64.0%	Increase
			Term	0.1 - 3.0 / 1.3	Increase
Preferred Securities	$2,964,411	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5	Increase
		Market approach	Transaction price	$1.10 - $100.00 / $98.40	Increase
			Discount rate	10.0% - 30.0% / 17.3%	Decrease
			Probability rate	10.0% - 60.0% / 33.3%	Increase
		Black scholes	Discount rate	4.6% - 5.1% / 4.9%	Increase
			Volatility	60.0% - 100.0% / 68.7%	Increase
			Term	1.5 - 3.0 / 2.3	Increase
		Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2023, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,781,209,643
Gross unrealized depreciation	(1,064,151,279)
Net unrealized appreciation (depreciation)	$4,717,058,364
Tax Cost	$11,770,681,119

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$14,868,992
Capital loss carryforward	$(1,100,359,924)
Net unrealized appreciation (depreciation) on securities and other investments	$4,717,049,475

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(607,409,941)
Long-term	(492,949,983)
Total capital loss carryforward	$(1,100,359,924)

The tax character of distributions paid was as follows:

	November 30, 2023	November 30, 2022
Ordinary Income	$18,540,597	$110,477,145
Long-term Capital Gains	-	270,195,531
Total	$18,540,597	$380,672,676

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Growth Company K6 Fund	4,701,948.03

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the consolidated financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Company K6 Fund	2,298,632,688	2,588,653,954

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Company K6 Fund	27,935,116	217,419,927	525,925,884

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Company K6 Fund	111,315,286	2,174,299,915

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Company K6 Fund	37,569,308	275,040,157	687,087,050

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Company K6 Fund	92,411,202	1,624,959,544

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Company K6 Fund	$ 57,519

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Growth Company K6 Fund	Borrower	$ 28,771,000	5.51%	$ 52,868

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Company K6 Fund	263,456,553	635,795,057	(117,521,443)

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth Company K6 Fund	$143,597	$50,740	$3,853,952

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,026.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity Growth Company K6 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Growth Company K6 Fund (the "Fund"), a fund of Fidelity Mt. Vernon Street Trust, including the consolidated schedule of investments, as of November 30, 2023, the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended and for the period from June 13, 2019(commencement of operations) through November 30, 2019, and the related notes. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from June 13, 2019(commencement of operations) through November 30, 2019, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Vijay Advani, each of the Trustees oversees 322 funds. Mr. Advani oversees 215 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Trustee
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President, Treasurer, or Assistant Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Fidelity® Growth Company K6 Fund	.45%
Actual		$ 1,000	$ 1,104.00	$ 2.37
Hypothetical-B		$ 1,000	$ 1,022.81	$ 2.28

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Company K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9893924.104
GCF-K6-ANN-0124
Fidelity® Series Growth Company Fund

Annual Report
November 30, 2023

Contents

Performance
Management's Discussion of Fund Performance
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended November 30, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Series Growth Company Fund	26.24%	20.07%	17.19%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Series Growth Company Fund on November 30, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Growth Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 13.84% for the 12 months ending November 30, 2023, according to the S&P 500® index, as a slowing in the pace of inflation and a resilient U.S. economy provided a favorable backdrop for higher-risk assets for much of 2023. After returning -18.11% in 2022, the index's upturn was mostly driven by a narrow set of companies in the information technology and communication services sectors, largely due to excitement for generative artificial intelligence. Monetary tightening by the U.S. Federal Reserve continued until late July, when the Fed said it was too soon to tell if its latest hike would conclude a series of increases aimed at cooling the economy and bringing down inflation. Since March 2022, the Fed has raised its benchmark interest rate 11 times before pausing and twice deciding to hold rates at a 22-year high while it observes the effect on inflation and the economy. After the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline that was due to soaring yields on longer-term government bonds and mixed earnings from some big and influential firms. Favorable data on inflation provided a further boost and the index rose 9.13% in November. By sector for the full 12 months, information technology (+41%) and communications services (+37%) led the way, followed by consumer discretionary (+20%). In contrast, the defensive-oriented utilities (-9%) and consumer staples (-5%) sectors lagged most the past 12 months.
Comments from Portfolio Manager Steven Wymer:
For the fiscal year, the fund gained 26.24%, versus 24.56% for the benchmark Russell 3000® Growth Index. Relative to the benchmark, security selection was the primary contributor, led by information technology. An underweight in consumer staples also helped. An underweight in industrials and financials also boosted the fund's relative performance. The top individual relative contributor was an overweight in Nvidia (+177%). Nvidia was the fund's top holding. A second notable relative contributor was an underweight in AbbVie (-8%). An overweight in Salesforce (+57%) also contributed. Salesforce was one of the fund's top holdings. In contrast, the biggest detractors from performance versus the benchmark were stock picks and an overweight in health care. Stock selection in financials, primarily within the financial services industry, also hampered the fund's result. Also detracting from our result was an overweight in energy. The largest individual relative detractor was an underweight in Microsoft (+50%). Microsoft was one of our biggest holdings. The second-largest relative detractor was an overweight in Novocure (-84%). An overweight in Insulet (-36%) also detracted. This period we decreased our investment in Insulet. Notable changes in positioning include decreased exposure to the consumer staples sector and a higher allocation to information technology.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Consolidated Investment Summary November 30, 2023 (Unaudited)

Top Holdings (% of Fund's net assets)

NVIDIA Corp.	12.1
Apple, Inc.	11.4
Microsoft Corp.	7.8
Amazon.com, Inc.	6.2
lululemon athletica, Inc.	4.4
Alphabet, Inc. Class A	4.4
Alphabet, Inc. Class C	2.5
Salesforce, Inc.	1.8
Tesla, Inc.	1.7
Eli Lilly & Co.	1.7
54.0

Market Sectors (% of Fund's net assets)

Information Technology	45.3
Consumer Discretionary	19.7
Health Care	12.2
Communication Services	10.1
Industrials	4.5
Financials	3.0
Consumer Staples	2.8
Energy	1.3
Materials	0.6
Real Estate	0.1
Utilities	0.0

Asset Allocation (% of Fund's net assets)

Consolidated Schedule of Investments November 30, 2023
Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.9%
Entertainment - 0.9%
Electronic Arts, Inc.	3,454	476,687
Netflix, Inc. (a)	227,129	107,652,332
Roblox Corp. (a)	2,800	110,068
Roku, Inc. Class A (a)	90,976	9,479,699
The Walt Disney Co.	46,876	4,344,936
		122,063,722
Interactive Media & Services - 8.6%
Alphabet, Inc.:
Class A (a)	4,486,980	594,659,459
Class C (a)	2,560,460	342,896,803
Epic Games, Inc. (a)(b)(c)	11,800	6,973,328
IAC, Inc. (a)	8,800	420,904
Meta Platforms, Inc. Class A (a)	643,230	210,432,695
Snap, Inc. Class A (a)	1,524,281	21,080,806
		1,176,463,995
Media - 0.0%
The Trade Desk, Inc. (a)	7,800	549,588
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	327,553	49,280,349
TOTAL COMMUNICATION SERVICES		1,348,357,654
CONSUMER DISCRETIONARY - 19.4%
Automobile Components - 0.0%
Mobileye Global, Inc. (a)(d)	68,300	2,803,715
Automobiles - 2.0%
Neutron Holdings, Inc. (a)(b)(c)	438,358	14,159
Rad Power Bikes, Inc. (b)(c)	249,183	104,657
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	181,375	415,349
Rivian Automotive, Inc. (a)(d)	2,053,819	34,422,006
Tesla, Inc. (a)	992,805	238,352,624
		273,308,795
Broadline Retail - 6.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	58,500	4,380,480
Amazon.com, Inc. (a)	5,717,460	835,263,731
Etsy, Inc. (a)	20,881	1,582,989
Ollie's Bargain Outlet Holdings, Inc. (a)	816,687	59,838,656
PDD Holdings, Inc. ADR (a)	18,800	2,771,872
		903,837,728
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	12,800	2,717,312
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (a)	64,700	8,174,198
Booking Holdings, Inc. (a)	22,672	70,865,870
Cava Group, Inc.	10,100	343,501
Chipotle Mexican Grill, Inc. (a)	11,435	25,182,729
Dutch Bros, Inc. (a)	154,800	4,137,804
Expedia, Inc. (a)	44,300	6,032,774
Hyatt Hotels Corp. Class A	5,483	629,229
Marriott International, Inc. Class A	81,250	16,469,375
McDonald's Corp.	3,825	1,078,038
Penn Entertainment, Inc. (a)	467,400	11,479,344
Shake Shack, Inc. Class A (a)	23,436	1,419,284
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	14,240	427
Stage 2 rights (a)(c)	14,240	285
Stage 3 rights (a)(c)	14,239	142
Stage 4 rights (a)(c)	14,239	142
Stage 5:
rights (a)(c)	14,238	142
rights (a)(c)	14,238	142
Starbucks Corp.	102,153	10,143,793
Sweetgreen, Inc. Class A (a)	371,102	3,492,070
Trip.com Group Ltd. ADR (a)	136,300	4,795,034
Zomato Ltd. (a)	2,843,600	4,042,896
		168,287,219
Household Durables - 0.3%
Lennar Corp. Class A	285,819	36,561,966
Purple Innovation, Inc. (d)	948,287	588,317
SharkNinja Hong Kong Co. Ltd.	58,400	2,744,800
Toll Brothers, Inc.	34,900	2,997,561
		42,892,644
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)(d)	28,542	161,548
Specialty Retail - 2.6%
Abercrombie & Fitch Co. Class A (a)	46,500	3,528,885
Dick's Sporting Goods, Inc.	42,782	5,565,938
Fanatics, Inc. Class A (a)(b)(c)	180,405	13,088,383
Five Below, Inc. (a)	23,600	4,447,656
Floor & Decor Holdings, Inc. Class A (a)(d)	58,300	5,346,693
Foot Locker, Inc.	60,700	1,634,651
Lowe's Companies, Inc.	277,973	55,269,372
Revolve Group, Inc. (a)(d)	462,823	6,164,802
RH (a)	13,529	3,652,424
Ross Stores, Inc.	58,700	7,653,306
RumbleON, Inc.:
Class B (a)	179,200	1,048,320
rights (a)	179,200	67,639
The Home Depot, Inc.	272,977	85,575,560
TJX Companies, Inc.	1,033,072	91,023,974
Wayfair LLC Class A (a)(d)	1,147,347	64,021,963
		348,089,566
Textiles, Apparel & Luxury Goods - 6.6%
Birkenstock Holding PLC (d)	69,500	3,207,425
Canada Goose Holdings, Inc. (a)(d)	497,515	5,517,964
Crocs, Inc. (a)	54,800	5,787,428
Deckers Outdoor Corp. (a)	165,701	110,020,493
Figs, Inc. Class A (a)(d)	80,300	582,978
Li Ning Co. Ltd.	499,500	1,390,822
lululemon athletica, Inc. (a)	1,332,858	595,520,954
NIKE, Inc. Class B	286,754	31,620,364
On Holding AG (a)(d)	1,457,806	42,290,952
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,623,062	95,614,582
Tory Burch LLC (a)(b)(c)(e)	248,840	8,843,774
		900,397,736
TOTAL CONSUMER DISCRETIONARY		2,642,496,263
CONSUMER STAPLES - 2.8%
Beverages - 1.3%
Celsius Holdings, Inc. (a)	449,900	22,274,549
Constellation Brands, Inc. Class A (sub. vtg.)	10,600	2,549,194
Keurig Dr. Pepper, Inc.	533,871	16,854,307
Monster Beverage Corp.	775,870	42,789,231
PepsiCo, Inc.	154,964	26,078,892
The Coca-Cola Co.	1,026,207	59,971,537
		170,517,710
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp.	89,644	53,135,585
Dollar General Corp.	24,840	3,257,021
Dollar Tree, Inc. (a)	27,844	3,441,240
Kroger Co.	145,640	6,447,483
Maplebear, Inc. (d)	7,400	179,006
Maplebear, Inc. (unlisted)	20,245	440,754
Ocado Group PLC (a)	22,420	169,825
Target Corp.	106,613	14,265,886
Walmart, Inc.	97,300	15,148,637
		96,485,437
Food Products - 0.2%
Archer Daniels Midland Co.	1,700	125,341
Bowery Farming, Inc. warrants (a)(b)(c)	14,699	60,707
Bunge Global SA	119,854	13,168,359
Kellanova	22,200	1,166,388
Mondelez International, Inc.	70,317	4,996,726
The Hershey Co.	48,400	9,095,328
The Real Good Food Co. LLC:
Class B (a)(c)	131,479	1
Class B unit (a)(f)	131,479	249,810
The Real Good Food Co., Inc. (a)	151,900	288,610
WK Kellogg Co.	5,600	62,720
		29,213,990
Household Products - 0.2%
Church & Dwight Co., Inc.	37,121	3,587,002
Colgate-Palmolive Co.	30,091	2,370,268
Procter & Gamble Co.	142,078	21,811,815
The Clorox Co.	14,500	2,078,575
		29,847,660
Personal Care Products - 0.1%
elf Beauty, Inc. (a)	36,900	4,357,521
Kenvue, Inc.	70,100	1,432,844
Oddity Tech Ltd. (d)	42,600	1,451,808
Oddity Tech Ltd. Class A	34,271	1,109,558
The Beauty Health Co. (a)(d)	536,798	1,374,203
The Beauty Health Co. (a)(b)	553,828	1,417,800
		11,143,734
Tobacco - 0.3%
JUUL Labs, Inc. Class A (a)(b)(c)	13,297	14,228
Philip Morris International, Inc.	460,000	42,945,600
		42,959,828
TOTAL CONSUMER STAPLES		380,168,359
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	187,900	6,341,625
Halliburton Co.	622,400	23,047,472
		29,389,097
Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp. (d)	386,900	17,766,448
EOG Resources, Inc.	8,900	1,095,323
EQT Corp.	83,500	3,336,660
Exxon Mobil Corp.	6,200	636,988
Hess Corp.	567,906	79,824,867
Range Resources Corp.	786,500	25,561,250
Reliance Industries Ltd.	420,259	11,982,595
Valero Energy Corp.	44,500	5,578,520
		145,782,651
TOTAL ENERGY		175,171,748
FINANCIALS - 2.8%
Banks - 0.3%
Bank of America Corp.	487,317	14,858,295
HDFC Bank Ltd. sponsored ADR	285,222	17,124,729
JPMorgan Chase & Co.	77,323	12,068,574
Wells Fargo & Co.	37,200	1,658,748
		45,710,346
Capital Markets - 0.2%
3i Group PLC	76,000	2,141,519
BlackRock, Inc. Class A	28,597	21,482,924
Coinbase Global, Inc. (a)	4,700	586,184
		24,210,627
Financial Services - 2.3%
Ant International Co. Ltd. Class C (a)(b)(c)	570,188	1,054,848
Block, Inc. Class A (a)	20,585	1,305,707
Jio Financial Services Ltd.	589,359	1,621,421
MasterCard, Inc. Class A	300,649	124,417,576
PayPal Holdings, Inc. (a)	117,827	6,788,013
Saluda Medical, Inc. warrants 1/20/27 (a)(b)(c)	16,498	40,090
Toast, Inc. (a)	1,185,400	17,626,898
Visa, Inc. Class A	637,012	163,508,240
		316,362,793
TOTAL FINANCIALS		386,283,766
HEALTH CARE - 11.6%
Biotechnology - 6.4%
4D Pharma PLC (a)(c)(d)	596,200	125,395
AbbVie, Inc.	93,249	13,277,725
Absci Corp. (a)	1,024,133	1,710,302
ACADIA Pharmaceuticals, Inc. (a)	404,071	9,002,702
Acelyrin, Inc.	128,900	866,208
Akouos, Inc. (CVR) (c)	200,563	166,467
Alector, Inc. (a)	782,355	4,240,364
Allogene Therapeutics, Inc. (a)	727,900	1,710,565
Allovir, Inc. (a)(d)	475,010	893,019
Alnylam Pharmaceuticals, Inc. (a)	443,031	74,539,966
Amgen, Inc.	85,404	23,028,335
Apellis Pharmaceuticals, Inc. (a)	65,200	3,512,324
Apogee Therapeutics, Inc.	90,200	1,759,802
Apogee Therapeutics, Inc. (unlisted)	217,262	4,026,843
Argenx SE ADR (a)	166,860	75,188,785
Arrowhead Pharmaceuticals, Inc. (a)	34,759	736,891
Ascendis Pharma A/S sponsored ADR (a)	9,489	952,980
aTyr Pharma, Inc. (a)	589,887	766,853
Avidity Biosciences, Inc. (a)	530,212	4,140,956
Beam Therapeutics, Inc. (a)(d)	196,200	5,509,296
BeiGene Ltd. ADR (a)	118,339	22,122,293
Biogen, Inc. (a)	1,142	267,319
Biomea Fusion, Inc. (a)(d)	514,427	7,752,415
BioNTech SE ADR (a)	7,102	713,112
BioXcel Therapeutics, Inc. (a)(d)	210,160	798,608
Cargo Therapeutics, Inc.	124,800	1,865,760
Caris Life Sciences, Inc. (a)(b)(c)	396,011	1,302,876
Century Therapeutics, Inc. (a)	193,300	264,821
Cerevel Therapeutics Holdings (a)	1,658,722	43,010,661
Cibus, Inc. (a)(d)	199,851	2,512,127
Codiak Biosciences, Inc. warrants 9/15/27 (a)(c)	104,600	1
CRISPR Therapeutics AG (a)(d)	155,900	10,403,207
Cyclerion Therapeutics, Inc. (a)	2,710	5,854
Cyclerion Therapeutics, Inc. (a)(b)	7,527	16,258
Day One Biopharmaceuticals, Inc. (a)(d)	215,500	2,495,490
Denali Therapeutics, Inc. (a)	6,374	118,046
Deverra Therapeutics, Inc. (a)(c)	20,487	0
Dianthus Therapeutics, Inc. (a)	62,798	702,082
Dianthus Therapeutics, Inc. (unlisted) (b)	58,952	626,129
Disc Medicine, Inc. rights (a)(c)	16,600	0
Foghorn Therapeutics, Inc. (a)	199,883	849,503
Generation Bio Co. (a)	357,260	403,704
Geron Corp. (a)	522,800	1,009,004
Idorsia Ltd. (a)(d)	131,784	288,339
Immunocore Holdings PLC ADR (a)	62,370	3,288,770
ImmunoGen, Inc. (a)	321,100	9,424,285
Immunovant, Inc. (a)	629,100	24,616,683
Inhibrx, Inc. (a)	114,600	2,380,242
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(c)	7,022	0
Invivyd, Inc. (a)	193,617	296,234
Ionis Pharmaceuticals, Inc. (a)(d)	2,048,969	101,362,496
Janux Therapeutics, Inc. (a)	135,192	1,180,226
Karuna Therapeutics, Inc. (a)	363,999	69,600,249
Korro Bio, Inc. (b)	16,996	676,687
Korro Bio, Inc.	23,257	877,231
Legend Biotech Corp. ADR (a)	538,650	32,760,693
Lyell Immunopharma, Inc. (a)	349,500	604,635
Madrigal Pharmaceuticals, Inc. (a)	5,300	1,077,490
Moderna, Inc. (a)	241,641	18,775,506
Monte Rosa Therapeutics, Inc. (a)	238,800	740,280
Moonlake Immunotherapeutics (a)(d)	58,300	2,559,953
Morphic Holding, Inc. (a)	362,314	8,586,842
Morphimmune, Inc. (b)	333,597	2,488,634
Nuvalent, Inc. Class A (a)	472,260	30,871,636
Omega Therapeutics, Inc. (a)(d)	412,679	945,035
ORIC Pharmaceuticals, Inc. (a)	85,908	678,673
Poseida Therapeutics, Inc. (a)	867,459	2,316,116
Prothena Corp. PLC (a)(d)	741,705	24,164,749
PTC Therapeutics, Inc. (a)	70,430	1,621,299
RAPT Therapeutics, Inc. (a)	239,800	3,481,896
RayzeBio, Inc. (d)	66,100	1,578,468
Recursion Pharmaceuticals, Inc. (a)(d)	425,200	2,912,620
Regeneron Pharmaceuticals, Inc. (a)	70,871	58,384,239
Relay Therapeutics, Inc. (a)(d)	113,400	896,994
Revolution Medicines, Inc. (a)	192,602	4,493,405
Roivant Sciences Ltd. (a)	2,721,300	26,015,628
Sage Therapeutics, Inc. (a)	503,013	9,848,995
Sagimet Biosciences, Inc. (d)	177,625	678,528
Sana Biotechnology, Inc. (a)(d)	593,900	2,411,234
Scholar Rock Holding Corp. (a)	636,834	8,017,740
Scholar Rock Holding Corp. warrants 12/31/25 (a)(b)	44,550	292,300
Seres Therapeutics, Inc. (a)(d)	1,557,200	1,619,488
Shattuck Labs, Inc. (a)	422,100	827,316
Sigilon Therapeutics, Inc. rights (a)(c)	3,192	24,163
SpringWorks Therapeutics, Inc. (a)(d)	854,749	25,975,822
Spyre Therapeutics, Inc. (b)	196,000	3,657,360
Synlogic, Inc. (a)	22,340	55,850
Tango Therapeutics, Inc. (b)	148,501	1,128,608
Tango Therapeutics, Inc. (a)	286,206	2,175,166
Taysha Gene Therapies, Inc. (a)	936,201	1,647,714
Turnstone Biologics Corp.	69,700	151,946
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	700,000	8,789
Vaxcyte, Inc. (a)	235,990	12,217,202
Vera Therapeutics, Inc. (a)	137,482	1,862,881
Vertex Pharmaceuticals, Inc. (a)	69,993	24,834,216
Verve Therapeutics, Inc. (a)(d)	74,400	839,232
Viking Therapeutics, Inc. (a)(d)	1,032,000	12,611,040
Vor Biopharma, Inc. (a)	315,232	583,179
WuXi XDC Cayman, Inc.	123,629	452,651
Zai Lab Ltd. ADR (a)(d)	72,986	1,991,788
Zentalis Pharmaceuticals, Inc. (a)	238,546	2,683,643
		879,938,132
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	19,401	2,023,330
Axonics Modulation Technologies, Inc. (a)	83,150	4,655,569
Blink Health LLC Series A1 (a)(b)(c)	8,589	403,082
Boston Scientific Corp. (a)	24,800	1,386,072
DexCom, Inc. (a)	51,884	5,993,640
Inspire Medical Systems, Inc. (a)	13,150	1,910,827
Insulet Corp. (a)	97,160	18,371,984
Intuitive Surgical, Inc. (a)	153,073	47,581,211
Novocure Ltd. (a)	1,500,274	18,408,362
Outset Medical, Inc. (a)	385,579	2,020,434
Penumbra, Inc. (a)	800	177,672
Presbia PLC (a)(c)	454,926	5
PROCEPT BioRobotics Corp. (a)	386,662	14,333,560
Shockwave Medical, Inc. (a)	97,967	17,100,140
		134,365,888
Health Care Providers & Services - 1.1%
Alignment Healthcare, Inc. (a)	461,922	3,464,415
Guardant Health, Inc. (a)	74,600	1,877,682
Humana, Inc.	29,443	14,275,733
McKesson Corp.	18,800	8,846,528
The Oncology Institute, Inc. (a)(b)	377,375	645,311
UnitedHealth Group, Inc.	208,854	115,489,996
		144,599,665
Health Care Technology - 0.0%
DNA Script (a)(b)(c)	85	22,632
DNA Script (a)(b)(c)	324	86,292
		108,924
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (a)	19,300	839,936
10X Genomics, Inc. Class B (a)(f)	570,857	24,843,697
Danaher Corp.	21,733	4,853,196
Gerresheimer AG	18,600	1,758,374
Seer, Inc. (a)	168,217	270,829
Thermo Fisher Scientific, Inc.	30,374	15,058,214
WuXi AppTec Co. Ltd. (H Shares) (d)(f)	193,140	2,262,403
Wuxi Biologics (Cayman), Inc. (a)(f)	1,254,310	6,985,071
		56,871,720
Pharmaceuticals - 2.7%
Adimab LLC (a)(b)(c)(e)	762,787	18,215,354
Agomab Therapeutics SA warrants 10/10/33 (a)(c)	10	0
Arvinas Holding Co. LLC (a)	34,300	753,571
Bristol-Myers Squibb Co.	72,265	3,568,446
Dragonfly Therapeutics, Inc. (a)(b)(c)	126,113	2,316,696
Eli Lilly & Co.	377,400	223,058,496
Fulcrum Therapeutics, Inc. (a)	335,601	1,610,885
GH Research PLC (a)	200,996	1,254,215
Harmony Biosciences Holdings, Inc. (a)	413,523	12,016,978
Intra-Cellular Therapies, Inc. (a)	674,609	41,400,754
Merck & Co., Inc.	46,000	4,714,080
Novo Nordisk A/S Series B sponsored ADR	376,900	38,383,496
Nuvation Bio, Inc. (a)	1,827,803	2,266,476
OptiNose, Inc. (a)	1,566,100	1,957,625
OptiNose, Inc. warrants (a)	206,400	57,391
Pfizer, Inc.	16,000	487,520
Pharvaris BV (a)	42,750	735,728
Pliant Therapeutics, Inc. (a)(d)	327,200	4,544,808
Sienna Biopharmaceuticals, Inc. (a)	589,618	1
Skyhawk Therapeutics, Inc. (a)(b)(c)	126,063	1,138,349
Structure Therapeutics, Inc. (b)	75,231	1,396,538
UCB SA	162,600	12,007,008
		371,884,415
TOTAL HEALTH CARE		1,587,768,744
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.9%
AeroVironment, Inc. (a)	48,700	6,701,607
Lockheed Martin Corp.	41,750	18,694,398
Space Exploration Technologies Corp. Class A (a)(b)(c)	1,005,320	81,430,920
The Boeing Co. (a)	77,686	17,994,408
		124,821,333
Air Freight & Logistics - 0.1%
Delhivery Private Ltd. (a)	646,600	3,033,203
United Parcel Service, Inc. Class B	20,684	3,135,901
		6,169,104
Commercial Services & Supplies - 0.0%
Veralto Corp.	7,277	562,148
Construction & Engineering - 0.2%
Fluor Corp. (a)	333,500	12,683,005
Quanta Services, Inc.	43,600	8,210,316
		20,893,321
Electrical Equipment - 0.6%
Eaton Corp. PLC	211,624	48,184,669
Emerson Electric Co.	133,749	11,890,286
Generac Holdings, Inc. (a)	106,700	12,491,369
Nextracker, Inc. Class A	33,800	1,373,632
NuScale Power Corp. (a)(d)	208,700	578,099
Schneider Electric SA	51,800	9,533,931
		84,051,986
Ground Transportation - 1.5%
Avis Budget Group, Inc. (a)	391,000	71,494,350
Bird Global, Inc.:
Stage 1 rights (a)(c)	1,142	11
Stage 2 rights (a)(c)	1,142	0
Stage 3 rights (a)(c)	1,142	0
Lyft, Inc. (a)	785,126	9,209,528
Uber Technologies, Inc. (a)	1,722,204	97,097,862
Union Pacific Corp.	126,261	28,442,815
		206,244,566
Industrial Conglomerates - 0.1%
3M Co.	14,580	1,444,441
General Electric Co.	43,400	5,286,120
Honeywell International, Inc.	22,183	4,346,093
		11,076,654
Machinery - 0.5%
Caterpillar, Inc.	102,860	25,789,059
Deere & Co.	75,852	27,641,227
Illinois Tool Works, Inc.	34,453	8,344,861
Ingersoll Rand, Inc.	54,444	3,888,935
		65,664,082
Passenger Airlines - 0.3%
Delta Air Lines, Inc.	328,890	12,145,908
JetBlue Airways Corp. (a)	63,214	279,406
Ryanair Holdings PLC sponsored ADR (a)	5,578	659,431
Southwest Airlines Co.	331,237	8,469,730
United Airlines Holdings, Inc. (a)	273,025	10,757,185
Wheels Up Experience, Inc.:
rights (a)(c)	23,018	0
rights (a)(c)	23,018	0
rights (a)(c)	23,018	0
Wizz Air Holdings PLC (a)(f)	403,683	9,596,325
		41,907,985
Professional Services - 0.0%
LegalZoom.com, Inc. (a)	217,400	2,506,622
Paylocity Holding Corp. (a)	17,397	2,725,588
		5,232,210
TOTAL INDUSTRIALS		566,623,389
INFORMATION TECHNOLOGY - 44.9%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	113,582	24,955,101
Ciena Corp. (a)	759,597	34,827,522
Infinera Corp. (a)(d)	3,361,153	13,074,885
		72,857,508
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (a)	42,190	1,552,170
TE Connectivity Ltd.	1,341	175,671
		1,727,841
IT Services - 1.4%
Accenture PLC Class A	101,700	33,880,338
Cloudflare, Inc. (a)	893,981	68,970,634
IBM Corp.	117,895	18,693,431
MongoDB, Inc. Class A (a)	19,141	7,957,679
Okta, Inc. (a)	105,881	7,099,321
Shopify, Inc. Class A (a)	547,390	39,875,826
Snowflake, Inc. (a)	79,025	14,831,412
Twilio, Inc. Class A (a)	6,600	426,888
X Holdings Corp. (b)(c)	22,630	644,502
		192,380,031
Semiconductors & Semiconductor Equipment - 15.6%
Advanced Micro Devices, Inc. (a)	669,036	81,060,402
Allegro MicroSystems LLC (a)	19,500	530,790
Applied Materials, Inc.	369,585	55,356,441
Arm Holdings Ltd. ADR (d)	68,700	4,225,050
ASML Holding NV (depository receipt)	17,435	11,921,356
Broadcom, Inc.	29,025	26,869,313
Cirrus Logic, Inc. (a)	339,666	25,784,046
Enphase Energy, Inc. (a)	26,100	2,636,622
First Solar, Inc. (a)	166,850	26,325,593
GaN Systems, Inc. (c)	218,624	22,010
GaN Systems, Inc. (c)	218,624	2
GlobalFoundries, Inc. (a)	73,000	3,919,370
Impinj, Inc. (a)	118,528	9,907,756
KLA Corp.	43,086	23,465,497
Lam Research Corp.	16,450	11,776,884
Lattice Semiconductor Corp. (a)	48,500	2,839,675
Marvell Technology, Inc.	901,341	50,231,734
Micron Technology, Inc.	107,631	8,192,872
Monolithic Power Systems, Inc.	26,300	14,431,336
NVIDIA Corp.	3,523,940	1,648,146,743
ON Semiconductor Corp. (a)	207,200	14,779,576
Qualcomm, Inc.	114,909	14,829,006
Silicon Laboratories, Inc. (a)	378,139	39,844,506
SiTime Corp. (a)	145,835	16,129,351
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	123,768	12,043,864
Teradyne, Inc.	52,750	4,865,133
Texas Instruments, Inc.	97,194	14,842,496
Wolfspeed, Inc. (a)(d)	79,029	2,913,009
		2,127,890,433
Software - 14.9%
Adobe, Inc. (a)	174,212	106,445,274
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	250,984	564,714
Atlassian Corp. PLC (a)	6,326	1,207,950
Autodesk, Inc. (a)	83,242	18,182,550
Bill Holdings, Inc. (a)	24,400	1,597,468
Clear Secure, Inc.	900	19,197
Confluent, Inc. (a)	151,400	3,212,708
CoreWeave, Inc. (b)(c)	27,752	8,599,235
Crowdstrike Holdings, Inc. (a)	113,533	26,906,186
Datadog, Inc. Class A (a)	106,980	12,470,659
Elastic NV (a)	31,694	2,546,930
Freshworks, Inc. (a)	245,600	4,916,912
HubSpot, Inc. (a)	48,767	24,087,484
Intuit, Inc.	67,594	38,627,267
Microsoft Corp.	2,810,536	1,064,940,196
Nutanix, Inc. Class A (a)	3,376,341	145,486,534
Oracle Corp.	1,201,904	139,673,264
Palantir Technologies, Inc. (a)	196,300	3,935,815
Palo Alto Networks, Inc. (a)	84,500	24,935,105
PTC, Inc. (a)	5,700	896,952
RingCentral, Inc. (a)	29,442	837,919
Salesforce, Inc. (a)	965,449	243,196,603
Samsara, Inc. (a)	110,900	3,054,186
SentinelOne, Inc. (a)	31,500	601,335
ServiceNow, Inc. (a)	129,400	88,734,756
Stripe, Inc. Class B (a)(b)(c)	43,500	957,435
UiPath, Inc. Class A (a)	1,048,648	20,721,284
Workday, Inc. Class A (a)	50,232	13,598,807
Zoom Video Communications, Inc. Class A (a)	179,803	12,196,037
Zscaler, Inc. (a)	50,765	10,027,610
		2,023,178,372
Technology Hardware, Storage & Peripherals - 12.5%
Apple, Inc.	8,165,628	1,551,061,039
Pure Storage, Inc. Class A (a)	4,160,986	138,602,444
Samsung Electronics Co. Ltd.	84,703	4,743,915
		1,694,407,398
TOTAL INFORMATION TECHNOLOGY		6,112,441,583
MATERIALS - 0.5%
Chemicals - 0.2%
Albemarle Corp. (d)	44,200	5,360,134
CF Industries Holdings, Inc.	25,600	1,923,840
Corteva, Inc.	271,400	12,267,280
Farmers Business Network, Inc. (a)(c)	21,002	52,925
Farmers Business Network, Inc. warrants 9/27/33 (a)(b)(c)	468,740	1,176,537
The Mosaic Co.	216,100	7,755,829
		28,536,545
Metals & Mining - 0.3%
Barrick Gold Corp. (Canada) (d)	248,300	4,362,336
Freeport-McMoRan, Inc.	1,048,700	39,137,484
		43,499,820
TOTAL MATERIALS		72,036,365
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	53,398	11,148,434
Equinix, Inc.	4,400	3,586,044
		14,734,478
TOTAL COMMON STOCKS (Cost $5,174,128,584)		13,286,082,349

Preferred Stocks - 1.9%
	Shares	Value ($)
Convertible Preferred Stocks - 1.8%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	84,766	21,547,517
Reddit, Inc.:
Series B(a)(b)(c)	37,935	1,191,538
Series E(a)(b)(c)	5,127	161,039
Series F(a)(b)(c)	40,428	1,269,843
		24,169,937
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	32,487	13,645
Series C(a)(b)(c)	127,831	92,038
Series D(a)(b)(c)	215,900	224,536
		330,219
Broadline Retail - 0.0%
Meesho Series F (a)(b)(c)	62,461	4,051,220

Hotels, Restaurants & Leisure - 0.1%
Discord, Inc. Series I (a)(b)(c)	1,400	361,270
MOD Super Fast Pizza Holdings LLC:
Series 3(a)(b)(c)(e)	16,248	3,873,679
Series 4(a)(b)(c)(e)	1,483	336,122
Series 5(a)(b)(c)(e)	5,955	1,257,994
		5,829,065
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A(b)(c)	924	1,032,967
Series A2(b)(c)	168	187,812
Freenome, Inc.:
Series C(a)(b)(c)	190,858	1,307,377
Series D(a)(b)(c)	91,538	661,820
Laronde, Inc. Series B (a)(b)(c)	66,432	1,860,096
		5,050,072
TOTAL CONSUMER DISCRETIONARY		15,260,576

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	26,833	1,395,316
Series H(a)(b)(c)	21,372	1,394,523
		2,789,839
Food Products - 0.0%
AgBiome LLC:
Series C(a)(b)(c)	338,565	50,785
Series D(a)(b)(c)	126,371	18,956
Bowery Farming, Inc.:
Series C1(a)(b)(c)	27,136	215,731
Series D1(b)(c)	14,699	78,199
		363,671
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(c)	6,648	7,113

TOTAL CONSUMER STAPLES		3,160,623

FINANCIALS - 0.1%
Financial Services - 0.1%
Kartos Therapeutics, Inc. Series C (b)(c)	314,398	1,656,877
Paragon Biosciences Emalex Capital, Inc.:
Series B(a)(b)(c)	198,234	2,111,192
Series C(a)(b)(c)	115,792	1,249,396
Series D1(a)(b)(c)	214,900	2,327,367
Series D2(a)(b)(c)	44,427	454,932
Saluda Medical, Inc.:
Series D(b)(c)	109,988	1,235,165
Series E(b)(c)	289,149	2,249,579
Tenstorrent Holdings, Inc. Series C1 (b)(c)	40,678	2,277,968
		13,562,476
HEALTH CARE - 0.6%
Biotechnology - 0.4%
Altos Labs, Inc. Series B (a)(b)(c)	122,084	2,103,507
Ankyra Therapeutics Series B (a)(b)(c)	257,347	1,019,094
Asimov, Inc. Series B (a)(b)(c)	15,783	661,939
Bright Peak Therapeutics AG Series B (a)(b)(c)	239,403	392,621
Caris Life Sciences, Inc. Series D (a)(b)(c)	255,590	840,891
Castle Creek Biosciences, Inc.:
Series D1(a)(b)(c)	4,460	831,701
Series D2(a)(b)(c)	1,412	231,187
Cleerly, Inc. Series C (a)(b)(c)	272,438	2,931,433
Deep Genomics, Inc. Series C (a)(b)(c)	129,534	1,207,257
Element Biosciences, Inc.:
Series B(a)(b)(c)	250,956	3,510,874
Series C(a)(b)(c)	101,911	1,425,735
ElevateBio LLC Series C (a)(b)(c)	332,500	1,000,825
Fog Pharmaceuticals, Inc. Series D (b)(c)	247,595	2,414,051
Generate Biomedicines:
Series B(a)(b)(c)	157,390	1,584,917
Series C(b)(c)	97,224	979,046
Genesis Therapeutics, Inc. Series B (b)(c)	402,516	1,867,674
Inscripta, Inc.:
Series D(a)(b)(c)	308,833	793,701
Series E(a)(b)(c)	222,357	731,555
Intarcia Therapeutics, Inc. Series EE (a)(b)(c)	116,544	1
LifeMine Therapeutics, Inc. Series C (a)(b)(c)	1,780,790	2,884,880
National Resilience, Inc.:
Series B(a)(b)(c)	251,448	15,270,437
Series C(a)(b)(c)	44,850	2,723,741
Odyssey Therapeutics, Inc.:
Series B(a)(b)(c)	468,023	2,639,650
Series C(b)(c)	215,628	1,080,296
Quell Therapeutics Ltd. Series B (a)(b)(c)	760,965	1,255,592
Rapport Therapeutics, Inc. Series B (b)(c)	1,120,773	1,793,237
SalioGen Therapeutics, Inc. Series B (a)(b)(c)	8,766	512,899
Sonoma Biotherapeutics, Inc.:
Series B(a)(b)(c)	481,325	1,217,752
Series B1(a)(b)(c)	256,702	741,869
T-Knife Therapeutics, Inc. Series B (a)(b)(c)	199,356	677,810
Treeline Biosciences:
Series A(a)(b)(c)	289,700	2,030,797
Series A1(a)(b)(c)	143,637	1,035,623
		58,392,592
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(b)(c)	197,068	9,248,401
Kardium, Inc. Series D6 (a)(b)(c)	1,136,853	1,057,273
		10,305,674
Health Care Providers & Services - 0.0%
Boundless Bio, Inc.:
Series B(a)(b)(c)	616,102	511,365
Series C(b)(c)	2,572,461	1,620,650
Conformal Medical, Inc.:
Series C(a)(b)(c)	240,750	960,593
Series D(b)(c)	55,260	256,959
Scorpion Therapeutics, Inc. Series B (a)(b)(c)	242,077	321,962
		3,671,529
Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(a)(b)(c)	22,992	1,088,901
Series E1(a)(b)(c)	17,916	848,502
DNA Script:
Series B(a)(b)(c)	4	1,102
Series C(a)(b)(c)	2,060	906,566
Omada Health, Inc. Series E (a)(b)(c)	435,062	1,688,041
PrognomIQ, Inc.:
Series A5(a)(b)(c)	83,544	127,822
Series B(a)(b)(c)	198,721	439,173
Series C(a)(b)(c)	66,506	168,925
Wugen, Inc. Series B (a)(b)(c)	96,718	515,507
		5,784,539
Pharmaceuticals - 0.0%
Agomab Therapeutics SA Series C (b)(c)	9,503	2,158,899
Castle Creek Pharmaceutical Holdings, Inc.:
Series B(a)(b)(c)	4,910	807,744
Series C(a)(b)(c)	2,570	514,257
Galvanize Therapeutics Series B (a)(b)(c)	1,018,908	1,416,282
		4,897,182
TOTAL HEALTH CARE		83,051,516

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp. Series G (a)(b)(c)	53,937	43,688,970

Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(b)(c)	10,986	989,179
Series B, 6.00%(a)(b)(c)	17,147	1,687,265
		2,676,444
TOTAL INDUSTRIALS		46,365,414

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp. Series E (a)(b)(c)	814,561	684,231
Menlo Micro, Inc. Series C (a)(b)(c)	959,784	729,436
VAST Data Ltd.:
Series A(b)(c)	87,399	961,389
Series A1(b)(c)	215,119	2,366,309
Series A2(b)(c)	247,456	2,722,016
Series B(b)(c)	196,904	2,165,944
Series C(b)(c)	5,740	63,140
Series E(b)(c)	188,154	4,139,388
		13,831,853
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(b)(c)	43,548	803,461
Astera Labs, Inc.:
Series A(a)(b)(c)	85,993	866,809
Series B(a)(b)(c)	14,642	147,591
Series C(a)(b)(c)	371,500	3,744,720
Series D(a)(b)(c)	291,891	2,942,261
Retym, Inc. Series C (b)(c)	202,413	1,550,484
SiMa.ai:
Series B(a)(b)(c)	338,113	2,160,542
Series B1(a)(b)(c)	22,648	167,595
Xsight Labs Ltd. Series D (a)(b)(c)	167,386	754,911
		13,138,374
Software - 0.2%
ASAPP, Inc. Series D (b)(c)	437,448	1,128,616
Bolt Technology OU Series E (a)(b)(c)	13,569	1,553,198
Databricks, Inc.:
Series G(a)(b)(c)	53,226	3,912,111
Series H(a)(b)(c)	56,454	4,149,369
Dataminr, Inc. Series D (a)(b)(c)	442,241	5,704,909
Evozyne, Inc.:
Series A(a)(b)(c)	101,400	1,485,510
Series B(b)(c)	63,838	986,935
Skyryse, Inc. Series B (a)(b)(c)	117,170	2,802,706
Stripe, Inc. Series H (a)(b)(c)	19,200	422,592
		22,145,946
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc. Series C (b)(c)	121,541	2,300,771

TOTAL INFORMATION TECHNOLOGY		51,416,944

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(b)(c)	15,988	40,290

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	355,446	10,315,043

TOTAL MATERIALS		10,355,333

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials:
Series C(a)(b)(c)	16,253	762,591
Series D(b)(c)	6,752	316,804
		1,079,395
TOTAL CONVERTIBLE PREFERRED STOCKS		248,422,214
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(b)(c)	5,678,726	183,423
Waymo LLC Series A2 (a)(b)(c)	10,731	608,233
		791,656
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	137,221	2,799,308

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(b)(c)	13,511	2,284,440
Faraday Pharmaceuticals, Inc. Series B (a)(b)(c)	219,824	244,005
		2,528,445
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,119,409
TOTAL PREFERRED STOCKS (Cost $231,164,577)		254,541,623

Corporate Bonds - 0.2%
	Principal Amount (g)	Value ($)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27(b)(c)	857,900	1,147,613
4% 6/12/27(b)(c)	25,455	34,051
5.5% 10/29/26(b)(c)(h)	1,461,373	1,454,066
		2,635,730
Specialty Retail - 0.2%
Wayfair LLC 0.625% 10/1/25	19,000,000	16,887,200

TOTAL CONSUMER DISCRETIONARY		19,522,930

HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC 5% 1/15/24 (b)(c)	3,000,000	3,452,700

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Evozyne, Inc. 6% 9/13/28 (b)(c)	988,851	997,750

MATERIALS - 0.0%
Chemicals - 0.0%
Farmers Business Network, Inc. 15% 9/28/25 (b)(c)	468,740	722,797

TOTAL CONVERTIBLE BONDS		24,696,177
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (b)(c)	64,650	64,411

TOTAL CORPORATE BONDS (Cost $22,828,173)		24,760,588

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	181,375	329,907
FINANCIALS - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings, Inc. 5% 11/6/25 (b)(c)	753,700	761,037
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% (b)(c)(i)	614,446	0
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (b)(c)(j)	1,612,660	1,475,584
TOTAL HEALTH CARE		1,475,584
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (b)(c)(j)	42,358	42,945
TOTAL PREFERRED SECURITIES (Cost $3,204,539)		2,609,473

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (k)	13,025,018	13,027,623
Fidelity Securities Lending Cash Central Fund 5.39% (k)(l)	212,751,168	212,772,443
TOTAL MONEY MARKET FUNDS (Cost $225,800,066)		225,800,066

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $5,657,125,939)	13,793,794,099
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(173,422,421)
NET ASSETS - 100.0%	13,620,371,678

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $424,838,256 or 3.1% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,937,306 or 0.3% of net assets.

(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Non-income producing - Security is in default.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	11,583,995

AgBiome LLC Series C	6/29/18	2,144,369

AgBiome LLC Series D	9/03/21	749,101

Agomab Therapeutics SA Series C	10/03/23	2,074,942

Aledade, Inc. Series B1	5/07/21	880,380

Aledade, Inc. Series E1	5/20/22	892,475

Alif Semiconductor Series C	3/08/22	883,961

Altos Labs, Inc. Series B	7/22/22	2,337,713

Ankyra Therapeutics Series B	8/26/21	1,449,327

Ant International Co. Ltd. Class C	5/16/18	2,351,948

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	64,650

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series D	8/29/23	1,689,205

Asimov, Inc. Series B	10/29/21	1,462,779

Astera Labs, Inc. Series A	5/17/22	874,506

Astera Labs, Inc. Series B	5/17/22	148,902

Astera Labs, Inc. Series C	8/24/21	1,248,909

Astera Labs, Inc. Series D	5/17/22	2,968,386

Beta Technologies, Inc. Series A	4/09/21	804,944

Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,769,056

Blink Health LLC Series A1	12/30/20	232,676

Blink Health LLC Series C	11/07/19 - 7/14/21	7,523,268

Blink Health LLC 5% 1/15/24	7/15/22	3,000,000

Bolt Technology OU Series E	1/03/22	3,525,179

Boundless Bio, Inc. Series B	4/23/21	831,738

Boundless Bio, Inc. Series C	4/05/23	1,800,723

Bowery Farming, Inc. Series C1	5/18/21	1,634,925

Bowery Farming, Inc. Series D1	10/25/23	138,881

Bowery Farming, Inc. warrants	10/25/23	0

Bright Peak Therapeutics AG Series B	5/14/21	935,108

ByteDance Ltd. Series E1	11/18/20	9,288,165

Canva, Inc. Series A	9/22/23	985,595

Canva, Inc. Series A2	9/22/23	179,199

Caris Life Sciences, Inc.	10/06/22	2,217,662

Caris Life Sciences, Inc. Series D	5/11/21	2,070,279

Castle Creek Biosciences, Inc. Series D1	4/19/22	959,034

Castle Creek Biosciences, Inc. Series D2	6/28/21	242,100

Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	4,471,547

Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	2,022,184

Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	1,058,455

Circle Internet Financial Ltd. Series E	5/11/21	2,227,100

Cleerly, Inc. Series C	7/08/22	3,209,483

Conformal Medical, Inc. Series C	7/24/20	882,846

Conformal Medical, Inc. Series D	5/26/23	280,702

CoreWeave, Inc.	11/29/23	8,599,235

Cyclerion Therapeutics, Inc.	4/02/19	2,229,495

Databricks, Inc. Series G	2/01/21	3,146,861

Databricks, Inc. Series H	8/31/21	4,148,473

Dataminr, Inc. Series D	2/18/15 - 3/06/15	5,638,573

Deep Genomics, Inc. Series C	7/21/21	1,878,398

Diamond Foundry, Inc. Series C	3/15/21	8,530,704

Dianthus Therapeutics, Inc. (unlisted)	5/03/23	1,376,183

Discord, Inc. Series I	9/15/21	770,874

DNA Script	12/17/21	327,504

DNA Script Series B	12/17/21	3,203

DNA Script Series C	10/01/21	1,791,891

Dragonfly Therapeutics, Inc.	12/19/19	3,336,950

Element Biosciences, Inc. Series B	12/13/19	1,315,160

Element Biosciences, Inc. Series C	6/21/21	2,094,954

ElevateBio LLC Series C	3/09/21	1,394,838

Enevate Corp. Series E	1/29/21	903,092

Enevate Corp. 6%	11/02/23	42,358

Epic Games, Inc.	7/13/20 - 7/30/20	6,785,000

Evozyne, Inc. Series A	4/09/21	2,278,458

Evozyne, Inc. Series B	9/14/23	988,851

Evozyne, Inc. 6% 9/13/28	9/14/23	988,851

Fanatics, Inc. Class A	8/13/20 - 10/24/22	6,002,415

Faraday Pharmaceuticals, Inc. Series B	12/30/19	288,996

Farmers Business Network, Inc. warrants 9/27/33	9/29/23	0

Farmers Business Network, Inc. Series G	9/15/21	993,779

Farmers Business Network, Inc. 15% 9/28/25	9/29/23	468,740

Fog Pharmaceuticals, Inc. Series D	11/17/22	2,664,890

Freenome, Inc. Series C	8/14/20	1,262,201

Freenome, Inc. Series D	11/22/21	690,407

Galvanize Therapeutics Series B	3/29/22	1,764,020

Generate Biomedicines Series B	11/02/21	1,865,072

Generate Biomedicines Series C	6/05/23	1,152,104

Genesis Therapeutics, Inc. Series B	8/10/23	2,055,891

GoBrands, Inc. Series G	3/02/21	6,700,664

GoBrands, Inc. Series H	7/22/21	8,302,821

Inscripta, Inc. Series D	11/13/20	1,411,367

Inscripta, Inc. Series E	3/30/21	1,963,412

Intarcia Therapeutics, Inc. Series EE	9/02/16	6,992,640

Intarcia Therapeutics, Inc. 6%	2/26/19	614,446

JUUL Labs, Inc. Class A	7/06/18	392,042

JUUL Labs, Inc. Series E	7/06/18	196,006

Kardium, Inc. Series D6	12/30/20	1,154,861

Kardium, Inc. 0%	12/30/20	1,612,660

Kartos Therapeutics, Inc. Series C	8/22/23	1,777,292

Korro Bio, Inc.	7/14/23	959,092

Laronde, Inc. Series B	8/13/21	1,860,096

LifeMine Therapeutics, Inc. Series C	2/15/22	3,626,739

Lightmatter, Inc. Series C	5/19/23	2,000,176

Meesho Series F	9/21/21	4,789,029

Menlo Micro, Inc. Series C	2/09/22	1,272,194

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16	2,225,976

MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	207,516

MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	848,707

Morphimmune, Inc.	6/29/23	1,918,183

National Resilience, Inc. Series B	12/01/20	3,434,780

National Resilience, Inc. Series C	6/28/21	1,991,789

Neutron Holdings, Inc.	2/04/21	4,384

Neutron Holdings, Inc. Series 1D	1/25/19	1,377,091

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	857,900

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	25,455

Neutron Holdings, Inc. 5.5% 10/29/26	10/29/21 - 10/27/23	1,461,373

Odyssey Therapeutics, Inc. Series B	9/30/22	2,955,958

Odyssey Therapeutics, Inc. Series C	10/25/23	1,078,140

Omada Health, Inc. Series E	12/22/21	2,608,284

Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	2,020,004

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,238,974

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	2,327,367

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	382,943

PrognomIQ, Inc. Series A5	8/20/20	50,461

PrognomIQ, Inc. Series B	9/11/20	454,100

PrognomIQ, Inc. Series C	2/16/22	203,508

Quell Therapeutics Ltd. Series B	11/24/21	1,438,224

Rad Power Bikes, Inc.	1/21/21	1,202,019

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	156,712

Rad Power Bikes, Inc. Series C	1/21/21	616,636

Rad Power Bikes, Inc. Series D	9/17/21	2,069,142

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	181,375

Rapport Therapeutics, Inc. Series B	8/11/23	1,879,839

Reddit, Inc. Series B	7/26/17	538,544

Reddit, Inc. Series E	5/18/21	217,765

Reddit, Inc. Series F	8/11/21	2,498,224

Redwood Materials Series C	5/28/21	770,449

Redwood Materials Series D	6/02/23	322,313

Retym, Inc. Series C	5/17/23 - 6/20/23	1,575,137

SalioGen Therapeutics, Inc. Series B	12/10/21	928,004

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	1,402,995

Saluda Medical, Inc. Series E	4/06/23	2,334,531

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	585,688

SiMa.ai Series B	5/10/21	1,733,641

SiMa.ai Series B1	4/25/22	160,595

Skyhawk Therapeutics, Inc.	5/21/21	2,069,954

Skyryse, Inc. Series B	10/21/21	2,891,752

Sonoma Biotherapeutics, Inc. Series B	7/26/21	951,243

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	760,993

Space Exploration Technologies Corp. Class A	10/16/15 - 4/06/17	8,987,844

Space Exploration Technologies Corp. Series G	1/20/15	4,177,960

Spyre Therapeutics, Inc.	6/22/23	1,426,292

Stripe, Inc. Class B	5/18/21	1,745,585

Stripe, Inc. Series H	3/15/21	770,400

Structure Therapeutics, Inc.	9/29/23	939,635

T-Knife Therapeutics, Inc. Series B	6/30/21	1,150,045

Tango Therapeutics, Inc.	8/09/23	764,780

Tenstorrent Holdings, Inc. Series C1	4/23/21	2,418,540

Tenstorrent Holdings, Inc. 5% 11/6/25	11/06/23	753,700

The Beauty Health Co.	12/08/20	5,538,280

The Oncology Institute, Inc.	6/28/21	3,773,750

Tory Burch LLC	5/14/15	17,704,966

Treeline Biosciences Series A	7/30/21 - 10/27/22	2,267,627

Treeline Biosciences Series A1	10/27/22	1,236,758

VAST Data Ltd. Series A	11/28/23	961,389

VAST Data Ltd. Series A1	11/28/23	2,366,309

VAST Data Ltd. Series A2	11/28/23	2,722,016

VAST Data Ltd. Series B	11/28/23	2,165,944

VAST Data Ltd. Series C	11/28/23	63,140

VAST Data Ltd. Series E	11/28/23	4,139,388

Waymo LLC Series A2	5/08/20	921,441

Wugen, Inc. Series B	7/09/21	750,038

X Holdings Corp.	10/27/21	1,326,759

Xsight Labs Ltd. Series D	2/16/21	1,338,418

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	53,644,011	2,317,548,404	2,358,164,792	2,481,944	-	-	13,027,623	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	137,224,592	1,169,926,403	1,094,378,552	1,014,712	-	-	212,772,443	0.8%
Total	190,868,603	3,487,474,807	3,452,543,344	3,496,656	-	-	225,800,066

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,372,527,591	1,341,384,326	-	31,143,265
Consumer Discretionary	2,658,548,495	2,619,961,022	67,639	38,519,834
Consumer Staples	383,328,982	378,543,111	1,550,312	3,235,559
Energy	175,171,748	175,171,748	-	-
Financials	402,645,550	385,188,828	-	17,456,722
Health Care	1,673,348,705	1,557,402,062	6,565,370	109,381,273
Industrials	612,988,803	475,658,527	9,533,931	127,796,345
Information Technology	6,163,858,527	6,101,653,685	-	62,204,842
Materials	82,391,698	70,806,903	-	11,584,795
Real Estate	14,734,478	14,734,478	-	-
Utilities	1,079,395	-	-	1,079,395

Corporate Bonds	24,760,588	-	16,887,200	7,873,388

Preferred Securities	2,609,473	-	-	2,609,473

Money Market Funds	225,800,066	225,800,066	-	-
Total Investments in Securities:	13,793,794,099	13,346,304,756	34,604,452	412,884,891

The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$410,815,084
Net Realized Gain (Loss) on Investment Securities	25,263,874
Net Unrealized Gain (Loss) on Investment Securities	(33,849,170)
Cost of Purchases	46,878,339
Proceeds of Sales	(38,428,336)
Amortization/Accretion	-
Transfers into Level 3	6,755,570
Transfers out of Level 3	(4,550,470)
Ending Balance	$412,884,891
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2023	$(35,431,502)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated  Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
		November 30, 2023

Assets
Investment in securities, at value (including securities loaned of $206,082,747) - See accompanying schedule:
Unaffiliated issuers (cost $5,431,325,873)	$13,567,994,033
Fidelity Central Funds (cost $225,800,066)	225,800,066

Total Investment in Securities (cost $5,657,125,939)		$13,793,794,099
Cash		16,564
Restricted cash		158,441
Foreign currency held at value (cost $25,941)		27,862
Receivable for investments sold		500,641,593
Receivable for fund shares sold		2,093,418
Dividends receivable		6,808,867
Interest receivable		385,209
Distributions receivable from Fidelity Central Funds		292,933
Other receivables		96
Total assets		14,304,219,082
Liabilities
Payable for investments purchased	$4,141,421
Payable for fund shares redeemed	466,374,157
Other payables and accrued expenses	569,770
Collateral on securities loaned	212,762,056
Total Liabilities		683,847,404
Net Assets		$13,620,371,678
Net Assets consist of:
Paid in capital		$5,114,825,516
Total accumulated earnings (loss)		8,505,546,162
Net Assets		$13,620,371,678
Net Asset Value, offering price and redemption price per share ($13,620,371,678 ÷ 718,946,436 shares)		$18.94
Consolidated Statement of Operations
		Year ended November 30, 2023
Investment Income
Dividends		$66,603,329
Interest		1,673,106
Income from Fidelity Central Funds (including $1,014,712 from security lending)		3,496,656
Total Income		71,773,091
Expenses
Custodian fees and expenses	$241,665
Independent trustees' fees and expenses	74,615
Interest	218,645
Miscellaneous	28
Total expenses before reductions	534,953
Expense reductions	(3,546)
Total expenses after reductions		531,407
Net Investment income (loss)		71,241,684
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $972,306)	526,727,463
Foreign currency transactions	14,159
Futures contracts	1,137,663
Total net realized gain (loss)		527,879,285
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $905,970)	2,617,532,337
Assets and liabilities in foreign currencies	(5,830)
Futures contracts	(202,903)
Total change in net unrealized appreciation (depreciation)		2,617,323,604
Net gain (loss)		3,145,202,889
Net increase (decrease) in net assets resulting from operations		$3,216,444,573
Consolidated Statement of Changes in Net Assets

	Year ended November 30, 2023	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,241,684	$72,635,984
Net realized gain (loss)	527,879,285	(141,822,120)
Change in net unrealized appreciation (depreciation)	2,617,323,604	(3,990,673,968)
Net increase (decrease) in net assets resulting from operations	3,216,444,573	(4,059,860,104)
Distributions to shareholders	(69,434,650)	(3,620,786,672)

Share transactions
Proceeds from sales of shares	2,095,918,360	5,783,530,379
Reinvestment of distributions	69,434,650	3,620,786,672
Cost of shares redeemed	(4,239,646,756)	(2,354,119,124)

Net increase (decrease) in net assets resulting from share transactions	(2,074,293,746)	7,050,197,927
Total increase (decrease) in net assets	1,072,716,177	(630,448,849)

Net Assets
Beginning of period	12,547,655,501	13,178,104,350
End of period	$13,620,371,678	$12,547,655,501

Other Information
Shares
Sold	132,379,538	351,665,953
Issued in reinvestment of distributions	4,752,543	176,279,780
Redeemed	(249,607,547)	(146,981,386)
Net increase (decrease)	(112,475,466)	380,964,347

Consolidated Financial Highlights
Fidelity® Series Growth Company Fund

Years ended November 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.09	$29.25	$29.01	$19.16	$17.61
Income from Investment Operations
Net investment income (loss) A,B	.09	.10	.10 C	.09	.11
Net realized and unrealized gain (loss)	3.84	(6.37)	7.43	11.72	3.31
Total from investment operations	3.93	(6.27)	7.53	11.81	3.42
Distributions from net investment income	(.08)	(.12)	(.16)	(.13)	(.15)
Distributions from net realized gain	-	(7.77)	(7.13)	(1.84)	(1.72)
Total distributions	(.08)	(7.89)	(7.29)	(1.96) D	(1.87)
Net asset value, end of period	$18.94	$15.09	$29.25	$29.01	$19.16
Total Return E	26.24%	(28.60)%	33.42%	68.41%	23.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-%	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	.54%	.60%	.40% C	.41%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$13,620,372	$12,547,656	$13,178,104	$12,836,920	$11,173,659
Portfolio turnover rate I	21%	29%	34%	18%	19% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .35%.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Consolidated Financial Statements
For the period ended November 30, 2023

1. Organization.
Fidelity Series Growth Company Fund (the Fund) is a non-diversified fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$402,402,030	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5 - 13.5 / 12.2	Increase
			Enterprise value/Revenue multiple (EV/R)	1.1 - 21.6 / 6.7	Increase
		Market approach	Transaction price	$0.70 - $309.86 / $55.33	Increase
			Discount rate	5.0% - 65.0% / 21.6%	Decrease
			Premium rate	10.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	5.3% - 75.0% / 19.6%	Decrease
			Term	1.1 - 8.3 / 2.8	Increase
			Weighted average cost of capital (WACC)	43.5%	Decrease
			Probability rate	6.0% - 70.0% / 37.5%	Increase
			Exit multiple	1.5	Increase
		Black scholes	Discount rate	4.2% - 5.1% / 4.7%	Increase
			Volatility	45.0% - 100.0% / 74.9%	Increase
			Term	1.5 - 5.0 / 2.9	Increase
		Recovery value	Recovery value	$0.00 - $0.21 / $0.03	Increase
		Book value	Book value multiple	1.9	Increase
Corporate Bonds	$7,873,388	Market comparable	Discount rate	21.7% - 29.2% / 23.9%	Decrease
			Enterprise value/Revenue multiple (EV/R)	1.4 - 4.8 / 3.6	Increase
			Probability rate	10.0% - 75.0% / 43.5%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	20.2%	Decrease
			Probability rate	10.0% - 70.0% / 33.3%	Increase
		Discounted cash flow	Discount rate	4.1%	Decrease
		Black scholes	Discount rate	4.6%	Increase
			Volatility	50.0% - 75.0% / 59.5%	Increase
			Term	0.1 - 3.0 / 0.9	Increase
Preferred Securities	$2,609,473	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5	Increase
		Market approach	Transaction price	$1.10 - $100.00 / $98.14	Increase
			Discount rate	10.0% - 30.0% / 16.1%	Decrease
			Probability rate	10.0% - 60.0% / 33.3%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.6% - 5.1% / 4.9%	Increase
			Volatility	60.0% - 100.0% / 69.2%	Increase
			Term	1.5 - 3.0 / 2.5	Increase
		Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2023, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,570,805,975
Gross unrealized depreciation	(496,204,085)
Net unrealized appreciation (depreciation)	$8,074,601,890
Tax Cost	$5,719,192,209

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$66,424,180
Undistributed long-term capital gain	$365,001,708
Net unrealized appreciation (depreciation) on securities and other investments	$8,074,590,922

The tax character of distributions paid was as follows:

	November 30, 2023	November 30, 2022
Ordinary Income	$69,434,650	$ 373,646,089
Long-term Capital Gains	-	3,247,140,583
Total	$69,434,650	$ 3,620,786,672

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Series Growth Company Fund	32,685,364.24

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the consolidated financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Growth Company Fund	2,759,762,465	4,747,443,442

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Growth Company Fund	$ 82,344

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Growth Company Fund	Borrower	$ 73,509,750	5.35%	$ 218,645

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Growth Company Fund	359,618,182	286,435,596	40,763,850

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Growth Company Fund	$106,415	$45,859	$697,069

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,546.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity Series Growth Company Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Series Growth Company Fund (the "Fund"), a fund of Fidelity Mt. Vernon Street Trust, including the consolidated schedule of investments, as of November 30, 2023, the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Vijay Advani, each of the Trustees oversees 322 funds. Mr. Advani oversees 215 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Trustee
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President, Treasurer, or Assistant Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Fidelity® Series Growth Company Fund	.01%
Actual		$ 1,000	$ 1,105.00	$ .05
Hypothetical-B		$ 1,000	$ 1,025.02	$ .05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2023, $398,119,969, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $2,619,830 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 96% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 97.81% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.40% of the dividend distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Growth Company Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through March 31, 2026.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.
Proxy Voting Results
A special meeting of shareholders was held on April 19, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To reclassify the diversification status of the fund from diversified to non-diversified by eliminating the following fundamental policy: The fund may not with respect to 75% of fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities,  or securities of other investment companies) if,  as a result, (a) more than 5% of fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of outstanding voting securities of issuer.

	# of Votes	% of Votes
Affirmative	12,596,252,354.420	100.000
Against	0.000	0.000
Abstain	0.000	0.000
TOTAL	12,596,252,354.420	100.000

1.968007.110
XS7-ANN-0124
Fidelity® Growth Strategies K6 Fund

Annual Report
November 30, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended November 30, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Growth Strategies K6 Fund	7.27%	10.80%	10.14%

A   From May 25, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Growth Strategies K6 Fund, on May 25, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Growth Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 13.84% for the 12 months ending November 30, 2023, according to the S&P 500® index, as a slowing in the pace of inflation and a resilient U.S. economy provided a favorable backdrop for higher-risk assets for much of 2023. After returning -18.11% in 2022, the index's upturn was mostly driven by a narrow set of companies in the information technology and communication services sectors, largely due to excitement for generative artificial intelligence. Monetary tightening by the U.S. Federal Reserve continued until late July, when the Fed said it was too soon to tell if its latest hike would conclude a series of increases aimed at cooling the economy and bringing down inflation. Since March 2022, the Fed has raised its benchmark interest rate 11 times before pausing and twice deciding to hold rates at a 22-year high while it observes the effect on inflation and the economy. After the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline that was due to soaring yields on longer-term government bonds and mixed earnings from some big and influential firms. Favorable data on inflation provided a further boost and the index rose 9.13% in November. By sector for the full 12 months, information technology (+41%) and communications services (+37%) led the way, followed by consumer discretionary (+20%). In contrast, the defensive-oriented utilities (-9%) and consumer staples (-5%) sectors lagged most this period.
Comments from Portfolio Manager Jean Park:
For the fiscal year ending November 30, 2023, the fund gained 7.27%, versus 9.98% for the benchmark Russell Midcap Growth Index. Relative to the benchmark, security selection was the primary detractor, especially within the information technology sector. Picks among consumer staples stocks also hurt. Further pressuring relative performance were investment choices and an overweight in financials, especially in the financial services industry. Stock picking and comparatively light exposure to consumer discretionary firms, consumer durables & apparel stocks in particular, also proved detrimental. Lastly, the fund's position in cash was a notable detractor. Not owning Palantir Technologies, a benchmark component that gained about 167%, was the biggest individual relative detractor. Outsized exposure to Mettler Toledo (-25%), which was among the fund's biggest holdings this period, hurt as well. An underweight in CrowdStrike Holdings (+101%) further detracted. This was a stake we established the past 12 months. In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the capital goods industry. Security selection and an underweight among both health care and materials stocks boosted the portfolio's relative result as well. A stake in Cadence Design Systems gained roughly 54% and was the top individual relative contributor. The stock also was among the fund's largest holdings, though we decreased our position this period. A non-benchmark holding in Duolingo gained approximately 124% and was another plus. This was an investment we established during the reporting period. A larger-than-benchmark position in Cardinal Health (+18%) also contributed. The stock was the fund's top holding as of period end and a holding we initiated this past year. Notable changes in positioning include increased exposure to the financials and industrials sectors.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary November 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Cardinal Health, Inc.	3.0
Apollo Global Management, Inc.	2.7
Old Dominion Freight Lines, Inc.	2.5
Copart, Inc.	2.5
MSCI, Inc.	2.3
Molina Healthcare, Inc.	2.3
W.W. Grainger, Inc.	2.2
ResMed, Inc.	2.2
Cheniere Energy, Inc.	2.2
Gartner, Inc.	2.2
24.1

Market Sectors (% of Fund's net assets)

Industrials	25.7
Information Technology	20.2
Health Care	18.7
Financials	10.2
Consumer Discretionary	9.5
Energy	5.6
Communication Services	3.5
Materials	1.8
Consumer Staples	1.7
Utilities	0.6
Real Estate	0.5

Asset Allocation (% of Fund's net assets)

Schedule of Investments November 30, 2023
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.5%
Entertainment - 0.1%
Sea Ltd. ADR (a)	2,200	79,684
Interactive Media & Services - 1.8%
Pinterest, Inc. Class A (a)	63,600	2,166,852
Zoominfo Technologies, Inc. (a)	47,800	686,886
		2,853,738
Media - 1.6%
The Trade Desk, Inc. (a)	35,800	2,522,468
TOTAL COMMUNICATION SERVICES		5,455,890
CONSUMER DISCRETIONARY - 9.5%
Distributors - 0.4%
Pool Corp.	1,685	585,234
Diversified Consumer Services - 0.6%
Duolingo, Inc. (a)	4,300	912,847
Hotels, Restaurants & Leisure - 1.9%
Cava Group, Inc.	300	10,203
Chipotle Mexican Grill, Inc. (a)	370	814,833
Choice Hotels International, Inc. (b)	1,800	198,504
Domino's Pizza, Inc.	3,000	1,178,670
Dutch Bros, Inc. (a)	8,500	227,205
Wyndham Hotels & Resorts, Inc.	3,300	255,222
Yum! Brands, Inc.	2,100	263,655
		2,948,292
Household Durables - 2.6%
Lennar Corp. Class A	5,900	754,728
NVR, Inc. (a)	115	707,870
PulteGroup, Inc.	21,100	1,865,662
TopBuild Corp. (a)	2,900	857,762
		4,186,022
Specialty Retail - 3.9%
AutoZone, Inc. (a)	700	1,826,951
Dick's Sporting Goods, Inc.	7,800	1,014,780
Murphy U.S.A., Inc.	4,000	1,478,200
O'Reilly Automotive, Inc. (a)	1,600	1,571,808
Tractor Supply Co.	1,200	243,612
		6,135,351
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (a)	304	201,847
TOTAL CONSUMER DISCRETIONARY		14,969,593
CONSUMER STAPLES - 1.7%
Beverages - 0.4%
Brown-Forman Corp. Class B (non-vtg.)	10,378	609,604
Celsius Holdings, Inc. (a)	2,400	118,824
		728,428
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	24,500	1,582,210
Food Products - 0.3%
Bunge Global SA	3,900	428,493
TOTAL CONSUMER STAPLES		2,739,131
ENERGY - 5.6%
Energy Equipment & Services - 0.9%
TechnipFMC PLC	64,600	1,338,512
Oil, Gas & Consumable Fuels - 4.7%
APA Corp.	44,300	1,594,800
Cheniere Energy, Inc.	19,300	3,515,495
Hess Corp.	13,700	1,925,672
Valero Energy Corp.	3,000	376,080
		7,412,047
TOTAL ENERGY		8,750,559
FINANCIALS - 10.2%
Capital Markets - 5.8%
Ameriprise Financial, Inc.	7,700	2,722,027
Ares Management Corp.	11,100	1,245,975
LPL Financial	3,900	866,970
MSCI, Inc.	6,900	3,593,865
Tradeweb Markets, Inc. Class A	7,600	736,440
		9,165,277
Financial Services - 2.7%
Apollo Global Management, Inc.	45,600	4,195,200
Insurance - 1.7%
Arthur J. Gallagher & Co.	7,300	1,817,700
Globe Life, Inc.	4,000	492,520
Kinsale Capital Group, Inc.	1,200	420,120
		2,730,340
TOTAL FINANCIALS		16,090,817
HEALTH CARE - 18.7%
Biotechnology - 0.2%
Moderna, Inc. (a)	4,331	336,519
Health Care Equipment & Supplies - 7.3%
DexCom, Inc. (a)	28,500	3,292,320
Haemonetics Corp. (a)	11,400	921,918
IDEXX Laboratories, Inc. (a)	900	419,238
Insulet Corp. (a)	12,200	2,306,898
Masimo Corp. (a)	5,100	478,176
Penumbra, Inc. (a)	1,100	244,299
ResMed, Inc.	22,400	3,533,152
Shockwave Medical, Inc. (a)	1,800	314,190
		11,510,191
Health Care Providers & Services - 6.0%
Cardinal Health, Inc.	43,900	4,700,809
Centene Corp. (a)	16,400	1,208,352
Molina Healthcare, Inc. (a)	9,800	3,582,488
		9,491,649
Health Care Technology - 0.8%
Veeva Systems, Inc. Class A (a)	7,200	1,255,032
Life Sciences Tools & Services - 4.4%
Charles River Laboratories International, Inc. (a)	7,800	1,537,224
Mettler-Toledo International, Inc. (a)	2,800	3,057,404
West Pharmaceutical Services, Inc.	6,700	2,350,092
		6,944,720
TOTAL HEALTH CARE		29,538,111
INDUSTRIALS - 25.7%
Aerospace & Defense - 2.7%
Howmet Aerospace, Inc.	22,700	1,194,020
TransDigm Group, Inc.	3,200	3,081,184
		4,275,204
Building Products - 2.7%
Carrier Global Corp.	37,500	1,948,500
Trane Technologies PLC	10,000	2,254,100
		4,202,600
Commercial Services & Supplies - 5.1%
Cintas Corp.	6,050	3,347,163
Copart, Inc.	77,200	3,876,984
GFL Environmental, Inc.	18,379	527,477
Tetra Tech, Inc.	1,700	268,855
		8,020,479
Construction & Engineering - 2.5%
EMCOR Group, Inc.	6,101	1,296,585
Quanta Services, Inc.	14,400	2,711,664
		4,008,249
Electrical Equipment - 2.9%
AMETEK, Inc.	7,800	1,210,794
Atkore, Inc. (a)	9,000	1,169,100
nVent Electric PLC	18,300	974,475
Vertiv Holdings Co.	28,700	1,253,042
		4,607,411
Ground Transportation - 3.0%
Old Dominion Freight Lines, Inc.	10,200	3,968,412
Saia, Inc. (a)	1,900	741,741
		4,710,153
Machinery - 2.6%
IDEX Corp.	1,300	262,184
PACCAR, Inc.	12,500	1,147,750
Parker Hannifin Corp.	4,500	1,949,310
Toro Co.	8,400	697,200
		4,056,444
Professional Services - 2.0%
Booz Allen Hamilton Holding Corp. Class A	3,970	496,766
Verisk Analytics, Inc.	10,900	2,631,587
		3,128,353
Trading Companies & Distributors - 2.2%
W.W. Grainger, Inc.	4,500	3,537,855
TOTAL INDUSTRIALS		40,546,748
INFORMATION TECHNOLOGY - 20.2%
Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corp. Class A	29,300	2,666,007
Keysight Technologies, Inc. (a)	7,300	991,997
Vontier Corp.	33,200	1,119,836
		4,777,840
IT Services - 3.9%
EPAM Systems, Inc. (a)	4,300	1,110,217
Gartner, Inc. (a)	8,000	3,478,720
MongoDB, Inc. Class A (a)	1,600	665,184
Twilio, Inc. Class A (a)	12,700	821,436
		6,075,557
Semiconductors & Semiconductor Equipment - 6.2%
Broadcom, Inc.	400	370,292
KLA Corp.	700	381,234
Lam Research Corp.	500	357,960
Lattice Semiconductor Corp. (a)	35,600	2,084,380
Monolithic Power Systems, Inc.	3,500	1,920,520
NXP Semiconductors NV	2,414	492,649
ON Semiconductor Corp. (a)	45,900	3,274,047
SolarEdge Technologies, Inc. (a)	12,300	976,374
		9,857,456
Software - 7.1%
Atlassian Corp. PLC (a)	1,509	288,144
Autodesk, Inc. (a)	1,911	417,420
Cadence Design Systems, Inc. (a)	3,200	874,464
Crowdstrike Holdings, Inc. (a)	10,600	2,512,094
Dynatrace, Inc. (a)	29,000	1,552,950
Fortinet, Inc. (a)	22,535	1,184,440
HubSpot, Inc. (a)	3,900	1,926,327
Intuit, Inc.	600	342,876
Roper Technologies, Inc.	816	439,212
Synopsys, Inc. (a)	1,700	923,491
Zoom Video Communications, Inc. Class A (a)	10,900	739,347
		11,200,765
TOTAL INFORMATION TECHNOLOGY		31,911,618
MATERIALS - 1.8%
Construction Materials - 0.6%
CRH PLC	14,600	916,150
Metals & Mining - 1.2%
Steel Dynamics, Inc.	16,500	1,965,645
TOTAL MATERIALS		2,881,795
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Iron Mountain, Inc.	12,000	769,800
UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp.	25,000	885,250
TOTAL COMMON STOCKS (Cost $109,180,106)		154,539,312

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	3,535,476	3,536,183
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	56,244	56,250
TOTAL MONEY MARKET FUNDS (Cost $3,592,433)		3,592,433

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $112,772,539)	158,131,745
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(413,237)
NET ASSETS - 100.0%	157,718,508

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,816,993	67,171,467	66,452,277	157,115	-	-	3,536,183	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	1,108,800	19,809,934	20,862,484	8,759	-	-	56,250	0.0%
Total	3,925,793	86,981,401	87,314,761	165,874	-	-	3,592,433

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	5,455,890	5,455,890	-	-
Consumer Discretionary	14,969,593	14,969,593	-	-
Consumer Staples	2,739,131	2,739,131	-	-
Energy	8,750,559	8,750,559	-	-
Financials	16,090,817	16,090,817	-	-
Health Care	29,538,111	29,538,111	-	-
Industrials	40,546,748	40,546,748	-	-
Information Technology	31,911,618	31,911,618	-	-
Materials	2,881,795	2,881,795	-	-
Real Estate	769,800	769,800	-	-
Utilities	885,250	885,250	-	-

Money Market Funds	3,592,433	3,592,433	-	-
Total Investments in Securities:	158,131,745	158,131,745	-	-
Financial Statements
Statement of Assets and Liabilities
		November 30, 2023

Assets
Investment in securities, at value (including securities loaned of $55,140) - See accompanying schedule:
Unaffiliated issuers (cost $109,180,106)	$154,539,312
Fidelity Central Funds (cost $3,592,433)	3,592,433

Total Investment in Securities (cost $112,772,539)		$158,131,745
Cash		2,950
Receivable for fund shares sold		169,624
Dividends receivable		67,938
Distributions receivable from Fidelity Central Funds		16,776
Total assets		158,389,033
Liabilities
Payable for investments purchased	$447,567
Payable for fund shares redeemed	109,902
Accrued management fee	56,806
Collateral on securities loaned	56,250
Total Liabilities		670,525
Net Assets		$157,718,508
Net Assets consist of:
Paid in capital		$110,531,332
Total accumulated earnings (loss)		47,187,176
Net Assets		$157,718,508
Net Asset Value, offering price and redemption price per share ($157,718,508 ÷ 11,071,412 shares)		$14.25
Statement of Operations
		Year ended November 30, 2023
Investment Income
Dividends		$923,590
Special dividends		112,000
Income from Fidelity Central Funds (including $8,759 from security lending)		165,874
Total Income		1,201,464
Expenses
Management fee	$617,626
Independent trustees' fees and expenses	788
Total expenses before reductions	618,414
Expense reductions	(121)
Total expenses after reductions		618,293
Net Investment income (loss)		583,171
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	11,250,995
Foreign currency transactions	6
Total net realized gain (loss)		11,251,001
Change in net unrealized appreciation (depreciation) on investment securities		(1,798,325)
Net gain (loss)		9,452,676
Net increase (decrease) in net assets resulting from operations		$10,035,847
Statement of Changes in Net Assets

	Year ended November 30, 2023	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$583,171	$294,767
Net realized gain (loss)	11,251,001	(9,951,615)
Change in net unrealized appreciation (depreciation)	(1,798,325)	(23,147,836)
Net increase (decrease) in net assets resulting from operations	10,035,847	(32,804,684)
Distributions to shareholders	(324,034)	(34,673,946)

Share transactions
Proceeds from sales of shares	42,155,737	35,472,984
Reinvestment of distributions	324,034	34,673,946
Cost of shares redeemed	(25,802,546)	(28,706,740)

Net increase (decrease) in net assets resulting from share transactions	16,677,225	41,440,190
Total increase (decrease) in net assets	26,389,038	(26,038,440)

Net Assets
Beginning of period	131,329,470	157,367,910
End of period	$157,718,508	$131,329,470

Other Information
Shares
Sold	3,093,383	2,415,188
Issued in reinvestment of distributions	26,069	2,051,713
Redeemed	(1,906,516)	(2,139,490)
Net increase (decrease)	1,212,936	2,327,411

Financial Highlights
Fidelity® Growth Strategies K6 Fund

Years ended November 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.32	$20.90	$17.06	$13.69	$11.21
Income from Investment Operations
Net investment income (loss) A,B	.06 C	.03	(.01)	.04 D	.06 E
Net realized and unrealized gain (loss)	.90	(3.21)	4.29	3.40	2.51
Total from investment operations	.96	(3.18)	4.28	3.44	2.57
Distributions from net investment income	(.03)	-	(.02)	(.07)	(.09)
Distributions from net realized gain	-	(4.40)	(.42)	-	-
Total distributions	(.03)	(4.40)	(.44)	(.07)	(.09)
Net asset value, end of period	$14.25	$13.32	$20.90	$17.06	$13.69
Total Return F	7.27%	(19.67)%	25.64%	25.24%	23.18%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.42% C	.22%	(.06)%	.25% D	.49% E
Supplemental Data
Net assets, end of period (000 omitted)	$157,719	$131,329	$157,368	$182,192	$165,691
Portfolio turnover rate J	86% K	78% K	51%	73%	66% K

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .34%.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .15%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .39%.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended November 30, 2023

1. Organization.
Fidelity Growth Strategies K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are record kept by Fidelity, or to certain employer-sponsored retirement plans that are not record kept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$46,566,746
Gross unrealized depreciation	(1,675,790)
Net unrealized appreciation (depreciation)	$44,890,956
Tax Cost	$113,240,789

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$534,720
Undistributed long-term capital gain	$1,761,501
Net unrealized appreciation (depreciation) on securities and other investments	$44,890,956

The tax character of distributions paid was as follows:

	November 30, 2023	November 30, 2022
Ordinary Income	$324,034	$2,733,892
Long-term Capital Gains	-	31,940,054
Total	$324,034	$34,673,946
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Strategies K6 Fund	133,370,811	115,540,230

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Strategies K6 Fund	57,451	734,795

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Growth Strategies K6 Fund	324,690	4,286,560
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Strategies K6 Fund	$1,008

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Strategies K6 Fund	5,382,798	2,723,235	(172,459)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth Strategies K6 Fund	$938	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $121.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity Growth Strategies K6 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Growth Strategies K6 Fund (one of the funds constituting Fidelity Mt. Vernon Street Trust, referred to hereafter as the "Fund") as of November 30, 2023, the related statement of operations for the year ended November 30, 2023, the statement of changes in net assets for each of the two years in the period ended November 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2023 and the financial highlights for each of the five years in the period ended November 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Vijay Advani, each of the Trustees oversees 322 funds. Mr. Advani oversees 215 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Trustee
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President, Treasurer, or Assistant Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Fidelity® Growth Strategies K6 Fund	.45%
Actual		$ 1,000	$ 1,077.90	$ 2.34
Hypothetical-B		$ 1,000	$ 1,022.81	$ 2.28

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2023, $1,761,500, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Strategies K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9883995.106
FEGK6-ANN-0124
Fidelity® Equity Growth K6 Fund

Annual Report
November 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary November 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	15.3
NVIDIA Corp.	6.7
Amazon.com, Inc.	5.0
Alphabet, Inc. Class A	4.9
Apple, Inc.	4.5
Uber Technologies, Inc.	4.4
Eli Lilly & Co.	2.4
Boston Scientific Corp.	2.3
Netflix, Inc.	1.9
Universal Music Group NV	1.9
49.3

Market Sectors (% of Fund's net assets)

Information Technology	39.9
Health Care	15.4
Industrials	13.4
Consumer Discretionary	10.8
Communication Services	9.9
Financials	5.0
Energy	4.0
Consumer Staples	1.3
Materials	0.1

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments November 30, 2023
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.9%
Entertainment - 5.0%
Netflix, Inc. (a)	88	41,709
Universal Music Group NV	1,551	40,979
Warner Music Group Corp. Class A	759	25,130
		107,818
Interactive Media & Services - 4.9%
Alphabet, Inc. Class A (a)	782	103,638
TOTAL COMMUNICATION SERVICES		211,456
CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.4%
BYD Co. Ltd. (H Shares)	295	7,929
Broadline Retail - 6.3%
Amazon.com, Inc. (a)	739	107,961
MercadoLibre, Inc. (a)	15	24,307
Savers Value Village, Inc.	196	2,950
		135,218
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	119	15,034
Booking Holdings, Inc. (a)	4	12,503
Flutter Entertainment PLC (a)	85	13,274
Kura Sushi U.S.A., Inc. Class A (a)	32	1,999
		42,810
Specialty Retail - 1.1%
TJX Companies, Inc.	255	22,468
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	15	11,473
Samsonite International SA (a)(b)	3,716	10,846
		22,319
TOTAL CONSUMER DISCRETIONARY		230,744
CONSUMER STAPLES - 1.3%
Beverages - 0.9%
Monster Beverage Corp.	339	18,696
Personal Care Products - 0.4%
Estee Lauder Companies, Inc. Class A	65	8,300
TOTAL CONSUMER STAPLES		26,996
ENERGY - 4.0%
Energy Equipment & Services - 0.5%
Baker Hughes Co. Class A	318	10,733
Oil, Gas & Consumable Fuels - 3.5%
Cheniere Energy, Inc.	193	35,155
New Fortress Energy, Inc.	135	5,195
Range Resources Corp.	351	11,408
Reliance Industries Ltd. GDR (b)	363	20,800
Southwestern Energy Co. (a)	486	3,203
		75,761
TOTAL ENERGY		86,494
FINANCIALS - 5.0%
Capital Markets - 1.3%
Ares Management Corp.	40	4,490
CME Group, Inc.	113	24,675
		29,165
Financial Services - 2.6%
Apollo Global Management, Inc.	23	2,116
Corebridge Financial, Inc.	217	4,564
Fiserv, Inc. (a)	34	4,441
Global Payments, Inc.	45	5,240
MasterCard, Inc. Class A	96	39,728
		56,089
Insurance - 1.1%
Arthur J. Gallagher & Co.	78	19,422
BRP Group, Inc. (a)	190	3,323
		22,745
TOTAL FINANCIALS		107,999
HEALTH CARE - 15.4%
Biotechnology - 4.1%
Alnylam Pharmaceuticals, Inc. (a)	78	13,124
Arcellx, Inc. (a)	18	946
Arrowhead Pharmaceuticals, Inc. (a)	31	657
Beam Therapeutics, Inc. (a)	22	618
BioMarin Pharmaceutical, Inc. (a)	43	3,916
Blueprint Medicines Corp. (a)	12	836
Cerevel Therapeutics Holdings (a)	28	726
Cytokinetics, Inc. (a)	66	2,210
Galapagos NV sponsored ADR (a)	113	4,230
Gamida Cell Ltd. (a)	297	92
Hookipa Pharma, Inc. (a)	142	81
Immunocore Holdings PLC ADR (a)	50	2,637
Insmed, Inc. (a)	178	4,454
Legend Biotech Corp. ADR (a)	43	2,615
Regeneron Pharmaceuticals, Inc. (a)	22	18,124
Repligen Corp. (a)	49	7,705
Sarepta Therapeutics, Inc. (a)	17	1,382
Vertex Pharmaceuticals, Inc. (a)	64	22,708
Vor Biopharma, Inc. (a)	75	139
XOMA Corp. (a)	86	1,276
		88,476
Health Care Equipment & Supplies - 3.4%
Axonics Modulation Technologies, Inc. (a)	77	4,311
Boston Scientific Corp. (a)	864	48,289
Inspire Medical Systems, Inc. (a)	19	2,761
Lantheus Holdings, Inc. (a)	22	1,576
Masimo Corp. (a)	135	12,658
Penumbra, Inc. (a)	14	3,109
		72,704
Health Care Providers & Services - 2.6%
HealthEquity, Inc. (a)	297	19,905
UnitedHealth Group, Inc.	64	35,390
		55,295
Life Sciences Tools & Services - 2.4%
Agilent Technologies, Inc.	17	2,173
Bio-Techne Corp.	67	4,214
Bruker Corp.	139	9,048
Chemometec A/S	13	651
Codexis, Inc. (a)	358	845
Danaher Corp.	61	13,622
Sartorius Stedim Biotech	29	6,515
Thermo Fisher Scientific, Inc.	29	14,377
		51,445
Pharmaceuticals - 2.9%
Aclaris Therapeutics, Inc. (a)	23	20
AstraZeneca PLC sponsored ADR	169	10,916
Eli Lilly & Co.	89	52,603
		63,539
TOTAL HEALTH CARE		331,459
INDUSTRIALS - 13.4%
Commercial Services & Supplies - 0.0%
Veralto Corp.	13	1,004
Electrical Equipment - 1.2%
Eaton Corp. PLC	117	26,640
Ground Transportation - 4.4%
Uber Technologies, Inc. (a)	1,663	93,760
Industrial Conglomerates - 1.6%
General Electric Co.	276	33,617
Machinery - 2.1%
Energy Recovery, Inc. (a)	85	1,620
Ingersoll Rand, Inc.	319	22,786
Parker Hannifin Corp.	34	14,728
Westinghouse Air Brake Tech Co.	52	6,061
		45,195
Passenger Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	101	11,940
Professional Services - 2.7%
Equifax, Inc.	138	30,044
KBR, Inc.	378	19,531
TransUnion Holding Co., Inc.	127	7,457
		57,032
Trading Companies & Distributors - 0.9%
Ferguson PLC	115	19,425
TOTAL INDUSTRIALS		288,613
INFORMATION TECHNOLOGY - 39.9%
Electronic Equipment, Instruments & Components - 1.1%
Flex Ltd. (a)	380	9,671
Jabil, Inc.	118	13,608
		23,279
IT Services - 2.1%
Gartner, Inc. (a)	22	9,566
MongoDB, Inc. Class A (a)	60	24,944
Snowflake, Inc. (a)	54	10,135
		44,645
Semiconductors & Semiconductor Equipment - 13.0%
Aixtron AG	213	7,746
Allegro MicroSystems LLC (a)	97	2,640
Arm Holdings Ltd. ADR	18	1,107
ASML Holding NV (depository receipt)	22	15,043
BE Semiconductor Industries NV	113	15,799
KLA Corp.	26	14,160
Monolithic Power Systems, Inc.	13	7,133
NVIDIA Corp.	306	143,116
NXP Semiconductors NV	85	17,347
SiTime Corp. (a)	83	9,180
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	343	33,377
Universal Display Corp.	75	12,690
		279,338
Software - 19.2%
Confluent, Inc. (a)	416	8,828
HubSpot, Inc. (a)	30	14,818
Manhattan Associates, Inc. (a)	71	15,837
Microsoft Corp.	868	328,890
NICE Ltd. sponsored ADR (a)	36	6,831
Oracle Corp.	247	28,704
ServiceNow, Inc. (a)	13	8,915
Volue A/S (a)	356	603
		413,426
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	506	96,115
TOTAL INFORMATION TECHNOLOGY		856,803
MATERIALS - 0.1%
Chemicals - 0.1%
Aspen Aerogels, Inc. (a)	150	1,572
TOTAL COMMON STOCKS (Cost $2,075,965)		2,142,136

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c) (Cost $7,493)	7,492	7,493

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,083,458)	2,149,629
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,569)
NET ASSETS - 100.0%	2,147,060

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,646 or 1.5% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	-	2,088,309	2,080,816	1,061	-	-	7,493	0.0%
Total	-	2,088,309	2,080,816	1,061	-	-	7,493

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	211,456	170,477	40,979	-
Consumer Discretionary	230,744	222,815	7,929	-
Consumer Staples	26,996	26,996	-	-
Energy	86,494	86,494	-	-
Financials	107,999	107,999	-	-
Health Care	331,459	331,459	-	-
Industrials	288,613	288,613	-	-
Information Technology	856,803	856,803	-	-
Materials	1,572	1,572	-	-

Money Market Funds	7,493	7,493	-	-
Total Investments in Securities:	2,149,629	2,100,721	48,908	-
Financial Statements
Statement of Assets and Liabilities
		November 30, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,075,965)	$2,142,136
Fidelity Central Funds (cost $7,493)	7,493

Total Investment in Securities (cost $2,083,458)		$2,149,629
Receivable for investments sold		2,112
Receivable for fund shares sold		1,522
Dividends receivable		610
Distributions receivable from Fidelity Central Funds		227
Prepaid expenses		20,280
Receivable from investment adviser for expense reductions		9,108
Total assets		2,183,488
Liabilities
Payable for investments purchased	$5,548
Accrued management fee	447
Audit fee payable	28,636
Other payables and accrued expenses	1,797
Total Liabilities		36,428
Net Assets		$2,147,060
Net Assets consist of:
Paid in capital		$2,083,597
Total accumulated earnings (loss)		63,463
Net Assets		$2,147,060
Net Asset Value, offering price and redemption price per share ($2,147,060 ÷ 201,746 shares)		$10.64

Statement of Operations
		For the period August 24, 2023 (commencement of operations) through November 30, 2023
Investment Income
Dividends		$1,491
Income from Fidelity Central Funds		1,061
Total Income		2,552
Expenses
Management fee	$1,291
Custodian fees and expenses	1,796
Independent trustees' fees and expenses	1
Registration fees	8,244
Audit	29,309
Miscellaneous	111
Total expenses before reductions	40,752
Expense reductions	(39,466)
Total expenses after reductions		1,286
Net Investment income (loss)		1,266
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,998)
Foreign currency transactions	24
Total net realized gain (loss)		(3,974)
Change in net unrealized appreciation (depreciation) on investment securities		66,171
Net gain (loss)		62,197
Net increase (decrease) in net assets resulting from operations		$63,463
Statement of Changes in Net Assets

For the period August 24, 2023 (commencement of operations) through November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,266
Net realized gain (loss)	(3,974)
Change in net unrealized appreciation (depreciation)	66,171
Net increase (decrease) in net assets resulting from operations	63,463
Share transactions
Proceeds from sales of shares	2,086,913
Cost of shares redeemed	(3,316)

Net increase (decrease) in net assets resulting from share transactions	2,083,597
Total increase (decrease) in net assets	2,147,060

Net Assets
Beginning of period	-
End of period	$2,147,060

Other Information
Shares
Sold	202,058
Redeemed	(312)
Net increase (decrease)	201,746

Financial Highlights
Fidelity® Equity Growth K6 Fund

Years ended November 30,	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	.63
Total from investment operations	.64
Net asset value, end of period	$10.64
Total Return D,E	6.40%
Ratios to Average Net Assets C,F,G
Expenses before reductions	6.77% H,I
Expenses net of fee waivers, if any	.45% H,I
Expenses net of all reductions	.45% H,I
Net investment income (loss)	.44% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$2,147
Portfolio turnover rate J	14% K

AFor the period August 24, 2023 (commencement of operations) through November 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Notes to Financial Statements
For the period ended November 30, 2023

1. Organization.
Fidelity Equity Growth K6 Fund (the Fund) is a non-diversified fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$90,997
Gross unrealized depreciation	(26,220)
Net unrealized appreciation (depreciation)	$64,777
Tax Cost	$2,084,852

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,310
Capital loss carryforward	$(2,624)
Net unrealized appreciation (depreciation) on securities and other investments	$64,777

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(2,624)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Growth K6 Fund	2,249,349	169,326

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Equity Growth K6 Fund	$18

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity Growth K6 Fund	117,701	22,463	(803)

6. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .45% of average net assets. This reimbursement will remain in place through March 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $39,466.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Equity Growth K6 Fund	50%

8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity Equity Growth K6 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Equity Growth K6 Fund (one of the funds constituting Fidelity Mt. Vernon Street Trust, referred to hereafter as the "Fund") as of November 30, 2023, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period August 24, 2023 (commencement of operations) through November 30, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, and the results of its operations, changes in its net assets, and the financial highlights for the period August 24, 2023 (commencement of operations) through November 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 16, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Vijay Advani, each of the Trustees oversees 322 funds. Mr. Advani oversees 215 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Trustee
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President, Treasurer, or Assistant Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 24, 2023 to November 30, 2023). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value November 30, 2023	Expenses Paid During Period

Fidelity® Equity Growth K6 Fund	.45%
Actual		$ 1,000	$ 1,064.00	$ 1.26C
Hypothetical-B		$ 1,000	$ 1,022.81	$ 2.28D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 99 / 365 (to reflect the period August 24, 2023 to November 30, 2023).

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Equity Growth K6 Fund
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total expense ratio of the fund. The Board noted that the fund's proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets exceed 0.45% through March 31, 2026.
Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data were available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.9909900.100
EGK-ANN-0124
Fidelity® Growth Company Fund

Annual Report
November 30, 2023

Contents

Performance
Management's Discussion of Fund Performance
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended November 30, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Growth Company Fund	26.74%	18.89%	16.48%
Class K	26.77%	18.97%	16.58%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Growth Company Fund, a class of the fund, on November 30, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Growth Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 13.84% for the 12 months ending November 30, 2023, according to the S&P 500® index, as a slowing in the pace of inflation and a resilient U.S. economy provided a favorable backdrop for higher-risk assets for much of 2023. After returning -18.11% in 2022, the index's upturn was mostly driven by a narrow set of companies in the information technology and communication services sectors, largely due to excitement for generative artificial intelligence. Monetary tightening by the U.S. Federal Reserve continued until late July, when the Fed said it was too soon to tell if its latest hike would conclude a series of increases aimed at cooling the economy and bringing down inflation. Since March 2022, the Fed has raised its benchmark interest rate 11 times before pausing and twice deciding to hold rates at a 22-year high while it observes the effect on inflation and the economy. After the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline that was due to soaring yields on longer-term government bonds and mixed earnings from some big and influential firms. Favorable data on inflation provided a further boost and the index rose 9.13% in November. By sector for the full 12 months, information technology (+41%) and communications services (+37%) led the way, followed by consumer discretionary (+20%). In contrast, the defensive-oriented utilities (-9%) and consumer staples (-5%) sectors lagged most the past 12 months.
Comments from Portfolio Manager Steven Wymer:
For the fiscal year, the fund's share classes gained about 27%, versus 24.56% for the benchmark Russell 3000® Growth Index. The biggest contributor to performance versus the benchmark was stock selection in information technology, primarily within the semiconductors & semiconductor equipment industry. An underweight in consumer staples and industrials also boosted the fund's relative performance. The top individual relative contributor was an overweight in Nvidia (+176%). Nvidia was the fund's top holding as of period end. A second notable relative contributor was an underweight in AbbVie (-8%). An underweight in UnitedHealth (+2%) also contributed. In contrast, the biggest detractors from performance versus the benchmark were stock picking and an overweight in health care. Also hurting our result were stock picks in financials and communication services. The biggest individual relative detractor was an overweight in Novocure (-84%). The second-largest relative detractor was an underweight in Microsoft (+50%). Microsoft was among our top holdings. An overweight in Insulet (-36%) also hurt. This period we decreased our position in Insulet. Notable changes in positioning include decreased exposure to the consumer staples sector and a higher allocation to information technology.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Consolidated Investment Summary November 30, 2023 (Unaudited)

Top Holdings (% of Fund's net assets)

NVIDIA Corp.	12.2
Apple, Inc.	11.5
Microsoft Corp.	7.9
Amazon.com, Inc.	6.2
Alphabet, Inc. Class A	4.5
lululemon athletica, Inc.	4.1
Alphabet, Inc. Class C	2.6
Salesforce, Inc.	1.9
Tesla, Inc.	1.8
Eli Lilly & Co.	1.6
54.3

Market Sectors (% of Fund's net assets)

Information Technology	45.3
Consumer Discretionary	19.4
Health Care	12.5
Communication Services	10.1
Industrials	4.6
Financials	3.1
Consumer Staples	2.8
Energy	1.3
Materials	0.6
Real Estate	0.1
Utilities	0.0

Asset Allocation (% of Fund's net assets)

Consolidated Schedule of Investments November 30, 2023
Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.9%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	700	27
Entertainment - 0.9%
Netflix, Inc. (a)	864,329	409,666
Roblox Corp. (a)	1,600	63
Roku, Inc. Class A (a)	434,039	45,227
The Walt Disney Co.	144,838	13,425
		468,381
Interactive Media & Services - 8.6%
Alphabet, Inc.:
Class A (a)	17,392,951	2,305,088
Class C (a)	9,747,066	1,305,327
Epic Games, Inc. (a)(b)(c)	51,800	30,612
Meta Platforms, Inc. Class A (a)	2,095,010	685,383
Snap, Inc. Class A (a)	5,421,366	74,977
		4,401,387
Media - 0.0%
Comcast Corp. Class A	2,200	92
The Trade Desk, Inc. (a)	55,138	3,885
		3,977
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	1,313,115	197,558
TOTAL COMMUNICATION SERVICES		5,071,330
CONSUMER DISCRETIONARY - 19.3%
Automobile Components - 0.0%
Mobileye Global, Inc. (a)(d)	312,972	12,848
Automobiles - 2.1%
Neutron Holdings, Inc. (a)(b)(c)	1,546,251	50
Rad Power Bikes, Inc. (b)(c)	1,182,568	497
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	985,838	2,258
Rivian Automotive, Inc. (a)(d)	7,817,130	131,015
Tesla, Inc. (a)	3,779,819	907,459
		1,041,279
Broadline Retail - 6.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	126,711	9,488
Amazon.com, Inc. (a)	21,748,223	3,177,198
Etsy, Inc. (a)	83,291	6,314
Ollie's Bargain Outlet Holdings, Inc. (a)	2,357,795	172,756
Ozon Holdings PLC ADR (a)(c)(d)	20,942	276
PDD Holdings, Inc. ADR (a)	88,880	13,104
		3,379,136
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	53,942	11,451
Hotels, Restaurants & Leisure - 1.3%
Airbnb, Inc. Class A (a)	256,990	32,468
Booking Holdings, Inc. (a)	88,142	275,505
Chipotle Mexican Grill, Inc. (a)	43,473	95,738
Dutch Bros, Inc. (a)(d)	538,772	14,401
Expedia, Inc. (a)	143,781	19,580
Marriott International, Inc. Class A	346,059	70,146
McDonald's Corp.	2,818	794
Penn Entertainment, Inc. (a)	2,011,164	49,394
Shake Shack, Inc. Class A (a)	64,406	3,900
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	53,749	2
Stage 2 rights (a)(c)	53,749	1
Stage 3 rights (a)(c)	53,749	1
Stage 4 rights (a)(c)	53,749	1
Stage 5:
rights (a)(c)	53,749	1
rights (a)(c)	53,748	1
Starbucks Corp.	446,362	44,324
Sweetgreen, Inc. Class A (a)	952,685	8,965
Trip.com Group Ltd. ADR (a)	460,482	16,200
Zomato Ltd. (a)	9,483,800	13,484
		644,906
Household Durables - 0.3%
Lennar Corp. Class A	1,152,907	147,480
Purple Innovation, Inc. (d)	2,357,667	1,463
SharkNinja Hong Kong Co. Ltd.	225,600	10,603
Toll Brothers, Inc. (d)	155,019	13,315
		172,861
Specialty Retail - 2.6%
Abercrombie & Fitch Co. Class A (a)	154,405	11,718
Dick's Sporting Goods, Inc.	159,259	20,720
Fanatics, Inc. Class A (a)(b)(c)	730,532	53,000
Five Below, Inc. (a)	102,114	19,244
Floor & Decor Holdings, Inc. Class A (a)(d)	169,612	15,555
Foot Locker, Inc. (d)	265,300	7,145
Lowe's Companies, Inc.	1,045,651	207,907
Revolve Group, Inc. (a)(d)	1,799,192	23,965
RH (a)	72,529	19,581
Ross Stores, Inc.	200,588	26,153
RumbleON, Inc.:
Class B (a)(d)	560,683	3,280
rights (a)	560,683	212
The Home Depot, Inc.	1,065,896	334,148
TJX Companies, Inc.	4,024,533	354,602
Wayfair LLC Class A (a)(d)	3,578,953	199,706
		1,296,936
Textiles, Apparel & Luxury Goods - 6.4%
Birkenstock Holding PLC (d)	281,200	12,977
Canada Goose Holdings, Inc. (a)(d)	1,618,209	17,948
Crocs, Inc. (a)	231,314	24,429
Deckers Outdoor Corp. (a)	619,052	411,032
Figs, Inc. Class A (a)(d)	396,632	2,880
Li Ning Co. Ltd.	1,708,772	4,758
lululemon athletica, Inc. (a)	4,640,974	2,073,587
NIKE, Inc. Class B	1,101,547	121,468
On Holding AG (a)(d)	4,889,770	141,852
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,741,622	397,149
Tory Burch LLC:
Class A (a)(b)(c)(e)	950,844	33,792
Class B (a)(b)(c)(e)	324,840	12,490
		3,254,362
TOTAL CONSUMER DISCRETIONARY		9,813,779
CONSUMER STAPLES - 2.8%
Beverages - 1.3%
Celsius Holdings, Inc. (a)	1,621,928	80,302
Constellation Brands, Inc. Class A (sub. vtg.)	1,100	265
Keurig Dr. Pepper, Inc.	2,073,857	65,472
Monster Beverage Corp.	2,905,168	160,220
PepsiCo, Inc.	634,267	106,741
The Coca-Cola Co.	3,937,693	230,119
		643,119
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp.	354,217	209,959
Dollar General Corp.	119,122	15,619
Dollar Tree, Inc. (a)	67,314	8,319
Kroger Co.	612,434	27,112
Maplebear, Inc. (d)	37,785	914
Maplebear, Inc. (unlisted)	105,066	2,287
Target Corp.	314,780	42,121
Walmart, Inc.	349,214	54,369
		360,700
Food Products - 0.2%
Bowery Farming, Inc. warrants (a)(b)(c)	70,915	293
Bunge Global SA	490,691	53,912
Kellanova	47,991	2,521
Mondelez International, Inc.	272,990	19,399
The Hershey Co.	164,763	30,962
The Real Good Food Co. LLC:
Class B (a)(c)	616,906	0
Class B unit (a)(f)	616,906	1,172
The Real Good Food Co., Inc. (a)	538,301	1,023
WK Kellogg Co.	11,972	134
		109,416
Household Products - 0.2%
Church & Dwight Co., Inc. (d)	169,101	16,340
Colgate-Palmolive Co.	115,099	9,066
Procter & Gamble Co.	549,834	84,411
The Clorox Co.	57,309	8,215
		118,032
Personal Care Products - 0.1%
elf Beauty, Inc. (a)	143,336	16,927
Kenvue, Inc.	306,161	6,258
Oddity Tech Ltd. (d)	189,521	6,459
Oddity Tech Ltd. Class A	158,671	5,137
Olaplex Holdings, Inc. (a)	285,887	623
The Beauty Health Co. (a)(b)	2,884,717	7,385
The Beauty Health Co. (a)(d)	1,956,216	5,008
		47,797
Tobacco - 0.3%
JUUL Labs, Inc. Class A (a)(b)(c)	44,067	47
Philip Morris International, Inc.	1,745,014	162,915
		162,962
TOTAL CONSUMER STAPLES		1,442,026
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	677,264	22,858
Halliburton Co.	2,431,105	90,024
		112,882
Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp. (d)	1,607,841	73,832
EOG Resources, Inc.	34,000	4,184
EQT Corp. (d)	370,019	14,786
Hess Corp.	2,183,242	306,876
Pioneer Natural Resources Co.	12,418	2,877
Range Resources Corp.	3,062,726	99,539
Reliance Industries Ltd.	1,744,138	49,730
Valero Energy Corp.	176,207	22,089
		573,913
TOTAL ENERGY		686,795
FINANCIALS - 2.9%
Banks - 0.3%
Bank of America Corp.	2,078,797	63,383
HDFC Bank Ltd. sponsored ADR	1,150,631	69,084
JPMorgan Chase & Co.	263,925	41,193
Wells Fargo & Co.	97,425	4,344
		178,004
Capital Markets - 0.2%
3i Group PLC	334,900	9,437
BlackRock, Inc. Class A	117,229	88,066
Coinbase Global, Inc. (a)	18,700	2,332
		99,835
Financial Services - 2.4%
Ant International Co. Ltd. Class C (a)(b)(c)	1,755,314	3,247
Block, Inc. Class A (a)	62,406	3,958
Jio Financial Services Ltd.	2,337,738	6,431
MasterCard, Inc. Class A	1,158,546	479,441
PayPal Holdings, Inc. (a)	464,529	26,762
Saluda Medical, Inc. warrants 1/20/27 (a)(b)(c)	87,212	212
Toast, Inc. (a)(d)	4,068,582	60,500
Visa, Inc. Class A	2,453,937	629,877
		1,210,428
TOTAL FINANCIALS		1,488,267
HEALTH CARE - 11.7%
Biotechnology - 6.4%
4D Pharma PLC (a)(c)(d)	2,431,667	511
AbbVie, Inc.	379,188	53,993
Absci Corp. (a)	3,949,494	6,596
ACADIA Pharmaceuticals, Inc. (a)	1,696,137	37,790
Acelyrin, Inc. (d)	607,007	4,079
Akouos, Inc. (CVR) (c)	1,254,446	1,041
Alector, Inc. (a)	3,100,016	16,802
Allogene Therapeutics, Inc. (a)	2,072,360	4,870
Allovir, Inc. (a)	2,688,204	5,054
Alnylam Pharmaceuticals, Inc. (a)	1,630,658	274,358
Ambrx Biopharma, Inc.	8,181	94
Amgen, Inc.	343,919	92,734
Apellis Pharmaceuticals, Inc. (a)(d)	291,432	15,699
Apogee Therapeutics, Inc.	411,282	8,024
Apogee Therapeutics, Inc. (unlisted)	632,699	11,727
Argenx SE ADR (a)	657,238	296,158
Arrowhead Pharmaceuticals, Inc. (a)	130,604	2,769
Ascendis Pharma A/S sponsored ADR (a)	57,328	5,757
aTyr Pharma, Inc. (a)	2,112,789	2,747
Avidity Biosciences, Inc. (a)	2,197,710	17,164
Beam Therapeutics, Inc. (a)(d)	804,478	22,590
BeiGene Ltd. ADR (a)	482,244	90,151
Biomea Fusion, Inc. (a)(d)	1,648,120	24,837
BioNTech SE ADR (a)	43,734	4,391
BioXcel Therapeutics, Inc. (a)(d)	701,246	2,665
Cargo Therapeutics, Inc.	450,400	6,733
Caris Life Sciences, Inc. (a)(b)(c)	926,826	3,049
Century Therapeutics, Inc. (a)	1,109,205	1,520
Cerevel Therapeutics Holdings (a)	5,965,516	154,686
Cibus, Inc. (a)	715,035	8,988
Codiak Biosciences, Inc. warrants 9/15/27 (a)(c)	380,700	0
CRISPR Therapeutics AG (a)(d)	594,487	39,670
Cyclerion Therapeutics, Inc. (a)	21,161	46
Cyclerion Therapeutics, Inc. (a)(b)	27,184	59
Day One Biopharmaceuticals, Inc. (a)(d)	526,837	6,101
Denali Therapeutics, Inc. (a)	129,481	2,398
Deverra Therapeutics, Inc. (a)(c)	59,780	0
Dianthus Therapeutics, Inc. (a)	253,562	2,835
Dianthus Therapeutics, Inc. (unlisted) (b)	208,961	2,219
Disc Medicine, Inc. rights (a)(c)	128,509	0
Foghorn Therapeutics, Inc. (a)	941,824	4,003
Generation Bio Co. (a)	1,873,691	2,117
Geron Corp. (a)	976,841	1,885
Idorsia Ltd. (a)(d)	630,992	1,381
Immunocore Holdings PLC ADR (a)	173,219	9,134
ImmunoGen, Inc. (a)	1,327,066	38,949
Immunovant, Inc. (a)	2,407,249	94,196
Inhibrx, Inc. (a)(d)	392,280	8,148
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(c)	156,370	0
Invivyd, Inc. (a)	2,419,767	3,702
Ionis Pharmaceuticals, Inc. (a)	6,859,914	339,360
Janux Therapeutics, Inc. (a)	746,621	6,518
Karuna Therapeutics, Inc. (a)	1,264,109	241,710
Kineta, Inc.	31,069	123
Korro Bio, Inc. (b)	58,740	2,339
Korro Bio, Inc.	138,388	5,220
Legend Biotech Corp. ADR (a)	1,817,540	110,543
Lexicon Pharmaceuticals, Inc. (a)(d)	774,146	821
Lyell Immunopharma, Inc. (a)(d)	902,875	1,562
Madrigal Pharmaceuticals, Inc. (a)(d)	27,894	5,671
Moderna, Inc. (a)	904,403	70,272
Monte Rosa Therapeutics, Inc. (a)	744,093	2,307
Moonlake Immunotherapeutics (a)(d)	255,808	11,233
Morphic Holding, Inc. (a)	1,309,955	31,046
Morphimmune, Inc. (b)	1,152,912	8,601
Nuvalent, Inc. Class A (a)	1,602,376	104,747
Omega Therapeutics, Inc. (a)	1,671,177	3,827
ORIC Pharmaceuticals, Inc. (a)(d)	766,091	6,052
Poseida Therapeutics, Inc. (a)	3,293,610	8,794
Prothena Corp. PLC (a)	2,320,145	75,590
PTC Therapeutics, Inc. (a)	242,826	5,590
RAPT Therapeutics, Inc. (a)	1,089,327	15,817
RayzeBio, Inc. (d)	266,777	6,371
Recursion Pharmaceuticals, Inc. (a)(d)	1,468,036	10,056
Regeneron Pharmaceuticals, Inc. (a)	270,372	222,735
Relay Therapeutics, Inc. (a)(d)	309,030	2,444
Revolution Medicines, Inc. (a)	872,784	20,362
Roivant Sciences Ltd. (a)(d)	10,843,593	103,665
Sage Therapeutics, Inc. (a)	1,793,050	35,108
Sagimet Biosciences, Inc.	647,237	2,472
Sana Biotechnology, Inc. (a)(d)	2,977,847	12,090
Scholar Rock Holding Corp. (a)	2,185,529	27,516
Scholar Rock Holding Corp. warrants 12/31/25 (a)(b)	167,100	1,096
Seres Therapeutics, Inc. (a)(d)	5,921,354	6,158
Shattuck Labs, Inc. (a)	1,398,569	2,741
Sigilon Therapeutics, Inc. rights (a)(c)	28,234	214
SpringWorks Therapeutics, Inc. (a)(d)	3,069,148	93,271
Spyre Therapeutics, Inc. (b)	704,000	13,137
Synlogic, Inc. (a)	79,478	199
Tango Therapeutics, Inc. (b)	543,718	4,132
Tango Therapeutics, Inc. (a)	1,019,139	7,745
Taysha Gene Therapies, Inc. (a)(d)	3,669,673	6,459
Turnstone Biologics Corp.	277,483	605
Tyra Biosciences, Inc. (a)	36,895	432
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	1,900,968	24
Vaxcyte, Inc. (a)	894,395	46,303
Vera Therapeutics, Inc. (a)(d)	813,851	11,028
Vertex Pharmaceuticals, Inc. (a)	242,486	86,036
Verve Therapeutics, Inc. (a)(d)	413,007	4,659
Viking Therapeutics, Inc. (a)	3,325,595	40,639
Vor Biopharma, Inc. (a)	1,480,490	2,739
WuXi XDC Cayman, Inc.	444,419	1,627
Zai Lab Ltd. ADR (a)	132,199	3,608
Zentalis Pharmaceuticals, Inc. (a)	920,857	10,360
		3,238,194
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	82,630	8,617
Axonics Modulation Technologies, Inc. (a)	221,090	12,379
Blink Health LLC Series A1 (a)(b)(c)	173,460	8,140
Boston Scientific Corp. (a)	112,798	6,304
DexCom, Inc. (a)	202,690	23,415
Inspire Medical Systems, Inc. (a)	43,793	6,364
Insulet Corp. (a)	426,855	80,714
Intuitive Surgical, Inc. (a)	612,608	190,423
Novocure Ltd. (a)	5,008,062	61,449
Outset Medical, Inc. (a)	1,385,512	7,260
Penumbra, Inc. (a)	9,635	2,140
Presbia PLC (a)(c)(g)	1,099,338	0
PROCEPT BioRobotics Corp. (a)	1,277,485	47,356
Shockwave Medical, Inc. (a)	428,954	74,874
		529,435
Health Care Providers & Services - 1.1%
Alignment Healthcare, Inc. (a)	1,541,641	11,562
Guardant Health, Inc. (a)	320,438	8,065
Humana, Inc.	116,940	56,700
McKesson Corp.	70,460	33,156
The Oncology Institute, Inc. (a)(b)	1,815,080	3,104
UnitedHealth Group, Inc.	758,130	419,223
		531,810
Health Care Technology - 0.0%
DNA Script (a)(b)(c)	463	123
DNA Script (a)(b)(c)	1,769	471
		594
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (a)	144,994	6,310
10X Genomics, Inc. Class B (a)(f)	1,995,040	86,824
Danaher Corp.	77,185	17,236
Gerresheimer AG	61,630	5,826
Seer, Inc. (a)	266,409	429
Thermo Fisher Scientific, Inc.	120,156	59,569
WuXi AppTec Co. Ltd. (H Shares) (d)(f)	1,082,038	12,675
Wuxi Biologics (Cayman), Inc. (a)(f)	5,447,183	30,335
		219,204
Pharmaceuticals - 2.8%
Adimab LLC (a)(b)(c)(e)	3,162,765	75,527
Agomab Therapeutics SA warrants 10/10/33 (a)(c)	10	0
Arvinas Holding Co. LLC (a)	175,453	3,855
Atea Pharmaceuticals, Inc. (a)	935,961	2,799
Bristol-Myers Squibb Co.	337,390	16,660
Dragonfly Therapeutics, Inc. (a)(b)(c)	481,725	8,849
Eli Lilly & Co.	1,365,492	807,060
Fulcrum Therapeutics, Inc. (a)	869,674	4,174
GH Research PLC (a)	821,524	5,126
Harmony Biosciences Holdings, Inc. (a)	1,774,801	51,576
Intra-Cellular Therapies, Inc. (a)	3,004,936	184,413
Merck & Co., Inc.	167,575	17,173
Novo Nordisk A/S Series B sponsored ADR	1,391,416	141,702
Nuvation Bio, Inc. (a)	7,531,632	9,339
OptiNose, Inc. (a)	4,830,332	6,038
OptiNose, Inc. warrants (a)	701,374	195
Pfizer, Inc.	84,709	2,581
Pharvaris BV (a)	138,302	2,380
Pliant Therapeutics, Inc. (a)(d)	1,363,612	18,941
Sienna Biopharmaceuticals, Inc. (a)	1,413,588	0
Skyhawk Therapeutics, Inc. (a)(b)(c)	603,195	5,447
Structure Therapeutics, Inc. (b)	277,689	5,155
UCB SA	780,009	57,599
		1,426,589
TOTAL HEALTH CARE		5,945,826
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.9%
AeroVironment, Inc. (a)	161,525	22,227
Lockheed Martin Corp.	131,890	59,056
Space Exploration Technologies Corp. Class A (a)(b)(c)	3,564,816	288,750
The Boeing Co. (a)	322,770	74,763
		444,796
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)	2,269,100	10,644
United Parcel Service, Inc. Class B	95,002	14,403
		25,047
Commercial Services & Supplies - 0.0%
Veralto Corp.	25,761	1,990
Construction & Engineering - 0.2%
Fluor Corp. (a)	1,313,413	49,949
Quanta Services, Inc.	144,169	27,148
		77,097
Electrical Equipment - 0.6%
Eaton Corp. PLC	776,282	176,752
Emerson Electric Co.	558,737	49,672
Fluence Energy, Inc. (a)(d)	96,873	2,430
Generac Holdings, Inc. (a)	380,008	44,488
Nextracker, Inc. Class A	171,986	6,990
NuScale Power Corp. (a)(d)	832,996	2,307
Schneider Electric SA	230,500	42,424
		325,063
Ground Transportation - 1.6%
Avis Budget Group, Inc. (a)	1,483,657	271,287
Bird Global, Inc.:
Stage 1 rights (a)(c)	5,332	0
Stage 2 rights (a)(c)	5,332	0
Stage 3 rights (a)(c)	5,332	0
Hertz Global Holdings, Inc. (a)(d)	118,421	988
Lyft, Inc. (a)	2,272,012	26,651
Uber Technologies, Inc. (a)	6,729,558	379,412
Union Pacific Corp.	503,127	113,339
		791,677
Industrial Conglomerates - 0.1%
General Electric Co.	152,134	18,530
Honeywell International, Inc.	93,510	18,320
		36,850
Machinery - 0.5%
Caterpillar, Inc.	370,709	92,944
Deere & Co.	249,129	90,785
Illinois Tool Works, Inc.	140,488	34,028
Ingersoll Rand, Inc.	187,519	13,394
		231,151
Passenger Airlines - 0.3%
Delta Air Lines, Inc.	1,397,282	51,602
Ryanair Holdings PLC sponsored ADR (a)	23,141	2,736
Southwest Airlines Co. (d)	1,467,114	37,514
United Airlines Holdings, Inc. (a)	1,090,581	42,969
Wheels Up Experience, Inc.:
rights (a)(c)	80,889	0
rights (a)(c)	80,889	0
rights (a)(c)	80,890	0
Wizz Air Holdings PLC (a)(f)	1,709,826	40,646
		175,467
Professional Services - 0.0%
LegalZoom.com, Inc. (a)	734,134	8,465
Paylocity Holding Corp. (a)	77,203	12,095
		20,560
TOTAL INDUSTRIALS		2,129,698
INFORMATION TECHNOLOGY - 44.9%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	434,985	95,571
Ciena Corp. (a)	2,915,081	133,656
Infinera Corp. (a)	10,541,717	41,007
		270,234
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (a)	162,214	5,968
TE Connectivity Ltd.	12,283	1,609
		7,577
IT Services - 1.4%
Accenture PLC Class A	380,158	126,646
Cloudflare, Inc. (a)	3,750,299	289,336
IBM Corp.	367,340	58,245
MongoDB, Inc. Class A (a)	65,867	27,384
Okta, Inc. (a)	413,824	27,747
Shopify, Inc. Class A (a)	1,960,121	142,789
Snowflake, Inc. (a)	266,625	50,040
Twilio, Inc. Class A (a)	44,957	2,908
X Holdings Corp. (b)(c)	90,280	2,571
		727,666
Semiconductors & Semiconductor Equipment - 15.7%
Advanced Micro Devices, Inc. (a)	2,170,946	263,032
Allegro MicroSystems LLC (a)	95,518	2,600
Applied Materials, Inc.	1,412,476	211,561
Arm Holdings Ltd. ADR (d)	278,215	17,110
ASML Holding NV (depository receipt)	68,481	46,825
Broadcom, Inc.	119,334	110,471
Cirrus Logic, Inc. (a)	1,267,614	96,225
Enphase Energy, Inc. (a)	94,603	9,557
First Solar, Inc. (a)	650,350	102,612
GaN Systems, Inc. (c)	1,232,627	124
GaN Systems, Inc. (c)	1,232,627	0
GlobalFoundries, Inc. (a)	261,509	14,040
Impinj, Inc. (a)	458,844	38,355
Intel Corp.	800	36
KLA Corp.	175,872	95,783
Lam Research Corp.	58,791	42,090
Lattice Semiconductor Corp. (a)	213,400	12,495
Marvell Technology, Inc.	3,138,596	174,914
Micron Technology, Inc.	457,632	34,835
Monolithic Power Systems, Inc.	111,682	61,282
NVIDIA Corp.	13,243,350	6,193,909
ON Semiconductor Corp. (a)	661,386	47,177
Qualcomm, Inc.	455,142	58,736
Silicon Laboratories, Inc. (a)	1,568,894	165,314
SiTime Corp. (a)	589,697	65,220
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	412,370	40,128
Teradyne, Inc.	214,571	19,790
Texas Instruments, Inc.	395,726	60,431
Wolfspeed, Inc. (a)(d)	370,785	13,667
		7,998,319
Software - 14.7%
Adobe, Inc. (a)	669,960	409,352
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	1,007,060	2,266
Atlassian Corp. PLC (a)	23,811	4,547
Autodesk, Inc. (a)	344,801	75,315
Bill Holdings, Inc. (a)	100,687	6,592
Clear Secure, Inc. (d)	2,381	51
Confluent, Inc. (a)	599,297	12,717
CoreWeave, Inc. (b)(c)	102,051	31,622
Crowdstrike Holdings, Inc. (a)	413,510	97,998
Datadog, Inc. Class A (a)	290,354	33,847
Elastic NV (a)	159,188	12,792
Freshworks, Inc. (a)	996,005	19,940
HubSpot, Inc. (a)	189,213	93,458
Intuit, Inc.	256,837	146,772
Microsoft Corp.	10,558,661	4,000,782
Nutanix, Inc. Class A (a)(g)	12,191,999	525,353
Oracle Corp.	3,739,798	434,602
Palantir Technologies, Inc. (a)(d)	804,995	16,140
Palo Alto Networks, Inc. (a)	224,048	66,114
Pine Labs Private Ltd. (a)(b)(c)	4,120	1,342
PTC, Inc. (a)	22,871	3,599
RingCentral, Inc. (a)	143,685	4,089
Salesforce, Inc. (a)	3,834,179	965,830
Samsara, Inc. (a)	429,312	11,823
SentinelOne, Inc. (a)(d)	242,963	4,638
ServiceNow, Inc. (a)	402,447	275,974
Stripe, Inc. Class B (a)(b)(c)	205,500	4,523
UiPath, Inc. Class A (a)	4,374,594	86,442
Workday, Inc. Class A (a)	167,685	45,396
Zoom Video Communications, Inc. Class A (a)	665,980	45,173
Zscaler, Inc. (a)	231,251	45,679
		7,484,768
Technology Hardware, Storage & Peripherals - 12.5%
Apple, Inc.	30,944,435	5,877,895
Pure Storage, Inc. Class A (a)	14,214,592	473,488
Samsung Electronics Co. Ltd.	360,225	20,175
		6,371,558
TOTAL INFORMATION TECHNOLOGY		22,860,122
MATERIALS - 0.5%
Chemicals - 0.2%
Albemarle Corp. (d)	119,496	14,491
CF Industries Holdings, Inc.	111,487	8,378
Corteva, Inc.	1,033,863	46,731
Farmers Business Network, Inc. (a)(c)	158,470	399
Farmers Business Network, Inc. warrants 9/27/33 (a)(b)(c)	739,310	1,856
The Mosaic Co.	790,834	28,383
		100,238
Metals & Mining - 0.3%
Barrick Gold Corp. (Canada)	440,021	7,731
Freeport-McMoRan, Inc.	4,202,110	156,823
		164,554
TOTAL MATERIALS		264,792
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	221,449	46,234
Equinix, Inc.	15,030	12,250
		58,484
TOTAL COMMON STOCKS (Cost $17,829,254)		49,761,119

Preferred Stocks - 2.2%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 2.1%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	403,450	102,557
Reddit, Inc.:
Series B(a)(b)(c)	384,303	12,071
Series E(a)(b)(c)	24,203	760
Series F(a)(b)(c)	114,996	3,612
		119,000
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	154,174	65
Series C(a)(b)(c)	606,658	437
Series D(a)(b)(c)	1,071,300	1,114
		1,616
Broadline Retail - 0.0%
Meesho Series F (a)(b)(c)	309,354	20,065

Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	7,000	1,806
MOD Super Fast Pizza Holdings LLC:
Series 3(a)(b)(c)(e)	56,343	13,433
Series 4(a)(b)(c)(e)	5,142	1,165
Series 5(a)(b)(c)(e)	20,652	4,363
		20,767
Textiles, Apparel & Luxury Goods - 0.1%
Canva, Inc.:
Series A(b)(c)	3,369	3,766
Series A2(b)(c)	611	683
Freenome, Inc.:
Series C(a)(b)(c)	900,884	6,171
Series D(a)(b)(c)	502,404	3,632
Laronde, Inc. Series B (a)(b)(c)	344,496	9,646
		23,898
TOTAL CONSUMER DISCRETIONARY		66,346

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	125,688	6,536
Series H(a)(b)(c)	104,311	6,806
		13,342
Food Products - 0.0%
AgBiome LLC:
Series C(a)(b)(c)	1,060,308	159
Series D(a)(b)(c)	852,431	128
Bowery Farming, Inc.:
Series C1(a)(b)(c)	130,916	1,041
Series D1(b)(c)	70,915	377
		1,705
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(c)	22,033	24

TOTAL CONSUMER STAPLES		15,071

FINANCIALS - 0.1%
Financial Services - 0.1%
Kartos Therapeutics, Inc. Series C (b)(c)	1,226,990	6,466
Paragon Biosciences Emalex Capital, Inc.:
Series B(a)(b)(c)	416,094	4,431
Series C(a)(b)(c)	559,977	6,042
Series D1(a)(b)(c)	754,242	8,168
Series D2(a)(b)(c)	138,091	1,414
Saluda Medical, Inc.:
Series D(b)(c)	581,414	6,529
Series E(b)(c)	799,565	6,221
Tenstorrent Holdings, Inc. Series C1 (b)(c)	178,216	9,980
		49,251
HEALTH CARE - 0.8%
Biotechnology - 0.6%
Altos Labs, Inc. Series B (a)(b)(c)	485,428	8,364
Ankyra Therapeutics Series B (a)(b)(c)	1,356,730	5,373
Asimov, Inc. Series B (a)(b)(c)	82,174	3,446
Bright Peak Therapeutics AG Series B (a)(b)(c)	1,272,915	2,088
Caris Life Sciences, Inc. Series D (a)(b)(c)	1,235,035	4,063
Castle Creek Biosciences, Inc.:
Series D1(a)(b)(c)	19,720	3,677
Series D2(a)(b)(c)	6,341	1,038
Cleerly, Inc. Series C (a)(b)(c)	983,054	10,578
Deep Genomics, Inc. Series C (a)(b)(c)	682,293	6,359
Element Biosciences, Inc.:
Series B(a)(b)(c)	1,096,312	15,337
Series C(a)(b)(c)	480,109	6,717
ElevateBio LLC Series C (a)(b)(c)	1,534,100	4,618
Fog Pharmaceuticals, Inc. Series D (b)(c)	883,504	8,614
Generate Biomedicines:
Series B(a)(b)(c)	820,747	8,265
Series C(b)(c)	265,648	2,675
Genesis Therapeutics, Inc. Series B (b)(c)	1,654,854	7,679
Inscripta, Inc.:
Series D(a)(b)(c)	1,690,173	4,344
Series E(a)(b)(c)	1,086,476	3,575
Intarcia Therapeutics, Inc.:
Series CC(a)(b)(c)	1,051,411	0
Series DD(a)(b)(c)	1,543,687	0
LifeMine Therapeutics, Inc. Series C (a)(b)(c)	7,794,524	12,627
National Resilience, Inc.:
Series B(a)(b)(c)	1,277,345	77,573
Series C(a)(b)(c)	379,000	23,017
Odyssey Therapeutics, Inc.:
Series B(a)(b)(c)	1,298,749	7,325
Series C(b)(c)	990,319	4,961
Quell Therapeutics Ltd. Series B (a)(b)(c)	3,870,630	6,387
Rapport Therapeutics, Inc. Series B (b)(c)	4,419,398	7,071
SalioGen Therapeutics, Inc. Series B (a)(b)(c)	51,683	3,024
Sonoma Biotherapeutics, Inc.:
Series B(a)(b)(c)	2,497,760	6,319
Series B1(a)(b)(c)	1,332,116	3,850
T-Knife Therapeutics, Inc. Series B (a)(b)(c)	995,165	3,384
Treeline Biosciences:
Series A(a)(b)(c)	1,347,260	9,444
Series A1(a)(b)(c)	464,216	3,347
		275,139
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(b)(c)	927,374	43,522
Kardium, Inc. Series D6 (a)(b)(c)	5,899,008	5,486
		49,008
Health Care Providers & Services - 0.0%
Boundless Bio, Inc.:
Series B(a)(b)(c)	2,899,016	2,406
Series C(b)(c)	7,224,897	4,552
Conformal Medical, Inc.:
Series C(a)(b)(c)	1,067,180	4,258
Series D(b)(c)	82,803	385
Scorpion Therapeutics, Inc. Series B (a)(b)(c)	1,325,354	1,763
		13,364
Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(a)(b)(c)	101,470	4,806
Series E1(a)(b)(c)	66,006	3,126
DNA Script:
Series B(a)(b)(c)	22	6
Series C(a)(b)(c)	10,882	4,789
Omada Health, Inc. Series E (a)(b)(c)	2,558,060	9,925
PrognomIQ, Inc.:
Series A5(a)(b)(c)	372,687	570
Series B(a)(b)(c)	1,111,446	2,456
Series C(a)(b)(c)	290,995	739
Wugen, Inc. Series B (a)(b)(c)	493,529	2,631
		29,048
Pharmaceuticals - 0.0%
Agomab Therapeutics SA Series C (b)(c)	36,687	8,335
Castle Creek Pharmaceutical Holdings, Inc.:
Series B(a)(b)(c)	16,803	2,764
Series C(a)(b)(c)	13,100	2,621
Galvanize Therapeutics Series B (a)(b)(c)	4,342,265	6,036
		19,756
TOTAL HEALTH CARE		386,315

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp. Series G (a)(b)(c)	216,276	175,184

Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(b)(c)	54,111	4,872
Series B, 6.00%(a)(b)(c)	71,156	7,002
		11,874
TOTAL INDUSTRIALS		187,058

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp. Series E (a)(b)(c)	4,067,736	3,417
Menlo Micro, Inc. Series C (a)(b)(c)	4,423,488	3,362
VAST Data Ltd.:
Series A(b)(c)	318,221	3,500
Series A1(b)(c)	783,248	8,616
Series A2(b)(c)	900,985	9,911
Series B(b)(c)	716,925	7,886
Series C(b)(c)	20,899	230
Series E(b)(c)	685,070	15,072
		51,994
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(b)(c)	190,608	3,517
Astera Labs, Inc.:
Series A(a)(b)(c)	316,595	3,191
Series B(a)(b)(c)	53,906	543
Series C(a)(b)(c)	1,811,000	18,255
Series D(a)(b)(c)	1,074,629	10,832
Retym, Inc. Series C (b)(c)	666,292	5,104
SiMa.ai:
Series B(a)(b)(c)	1,596,216	10,200
Series B1(a)(b)(c)	106,922	791
Xsight Labs Ltd. Series D (a)(b)(c)	787,863	3,553
		55,986
Software - 0.2%
ASAPP, Inc. Series D (b)(c)	1,755,238	4,529
Bolt Technology OU Series E (a)(b)(c)	72,621	8,313
Databricks, Inc.:
Series G(a)(b)(c)	250,296	18,397
Series H(a)(b)(c)	273,171	20,078
Dataminr, Inc. Series D (a)(b)(c)	1,773,901	22,883
Evozyne, Inc.:
Series A(a)(b)(c)	444,700	6,515
Series B(b)(c)	247,942	3,833
Skyryse, Inc. Series B (a)(b)(c)	568,445	13,597
Stripe, Inc. Series H (a)(b)(c)	88,200	1,941
		100,086
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc. Series C (b)(c)	407,933	7,722

TOTAL INFORMATION TECHNOLOGY		215,788

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(b)(c)	28,363	71

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	1,704,625	49,468

TOTAL MATERIALS		49,539

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials:
Series C(a)(b)(c)	80,057	3,756
Series D(b)(c)	18,751	880
		4,636
TOTAL CONVERTIBLE PREFERRED STOCKS		1,093,004
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(b)(c)	17,893,728	578
Waymo LLC Series A2 (a)(b)(c)	44,767	2,537
		3,115
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	604,608	12,334

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(b)(c)	46,864	7,924
Faraday Pharmaceuticals, Inc. Series B (a)(b)(c)	641,437	712
		8,636
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Pine Labs Private Ltd.:
Series 1(a)(b)(c)	9,846	3,208
Series A(a)(b)(c)	2,460	802
Series B(a)(b)(c)	2,677	872
Series B2(a)(b)(c)	2,165	705
Series C(a)(b)(c)	4,028	1,312
Series C1(a)(b)(c)	848	276
Series D(a)(b)(c)	907	296
		7,471
TOTAL NONCONVERTIBLE PREFERRED STOCKS		31,556
TOTAL PREFERRED STOCKS (Cost $1,057,384)		1,124,560

Corporate Bonds - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27(b)(c)	3,596	4,811
4% 6/12/27(b)(c)	743	994
5.5% 10/29/26(b)(c)(i)	8,140	8,099
		13,904
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Evozyne, Inc. 6% 9/13/28 (b)(c)	3,841	3,875

MATERIALS - 0.0%
Chemicals - 0.0%
Farmers Business Network, Inc. 15% 9/28/25 (b)(c)	739	1,140

TOTAL CONVERTIBLE BONDS		18,919
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (b)(c)	945	941

TOTAL CORPORATE BONDS (Cost $18,004)		19,860

Preferred Securities - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	986	1,793
FINANCIALS - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings, Inc. 5% 11/6/25 (b)(c)	3,060	3,090
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% (b)(c)(j)	13,682	0
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (b)(c)(k)	8,368	7,657
TOTAL HEALTH CARE		7,657
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (b)(c)(k)	212	214
TOTAL PREFERRED SECURITIES (Cost $26,308)		12,754

Money Market Funds - 1.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (l)	735,084	735
Fidelity Securities Lending Cash Central Fund 5.39% (l)(m)	682,372,134	682,440
TOTAL MONEY MARKET FUNDS (Cost $683,171)		683,175

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $19,614,121)	51,601,468
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(631,701)
NET ASSETS - 100.0%	50,969,767

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,775,435,000 or 3.5% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $171,652,000 or 0.3% of net assets.

(g)	Affiliated company
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Non-income producing - Security is in default.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Adimab LLC	9/17/14 - 6/05/15	47,869

AgBiome LLC Series C	6/29/18	6,716

AgBiome LLC Series D	9/03/21	5,053

Agomab Therapeutics SA Series C	10/03/23	8,010

Aledade, Inc. Series B1	5/07/21	3,885

Aledade, Inc. Series E1	5/20/22	3,288

Alif Semiconductor Series C	3/08/22	3,869

Altos Labs, Inc. Series B	7/22/22	9,295

Ankyra Therapeutics Series B	8/26/21	7,641

Ant International Co. Ltd. Class C	5/16/18	6,690

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	945

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series D	8/29/23	6,778

Asimov, Inc. Series B	10/29/21	7,616

Astera Labs, Inc. Series A	5/17/22	3,220

Astera Labs, Inc. Series B	5/17/22	548

Astera Labs, Inc. Series C	8/24/21	6,088

Astera Labs, Inc. Series D	5/17/22	10,928

Beta Technologies, Inc. Series A	4/09/21	3,965

Beta Technologies, Inc. Series B, 6.00%	4/04/22	7,341

Blink Health LLC Series A1	12/30/20	4,699

Blink Health LLC Series C	11/07/19 - 7/14/21	35,403

Bolt Technology OU Series E	1/03/22	18,867

Boundless Bio, Inc. Series B	4/23/21	3,914

Boundless Bio, Inc. Series C	4/05/23	5,057

Bowery Farming, Inc. Series C1	5/18/21	7,888

Bowery Farming, Inc. Series D1	10/25/23	670

Bowery Farming, Inc. warrants	10/25/23	0

Bright Peak Therapeutics AG Series B	5/14/21	4,972

ByteDance Ltd. Series E1	11/18/20	44,208

Canva, Inc. Series A	9/22/23	3,594

Canva, Inc. Series A2	9/22/23	652

Caris Life Sciences, Inc.	10/06/22	5,190

Caris Life Sciences, Inc. Series D	5/11/21	10,004

Castle Creek Biosciences, Inc. Series D1	4/19/22	4,240

Castle Creek Biosciences, Inc. Series D2	6/28/21	1,087

Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	15,506

Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	6,920

Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	5,395

Circle Internet Financial Ltd. Series E	5/11/21	9,813

Cleerly, Inc. Series C	7/08/22	11,581

Conformal Medical, Inc. Series C	7/24/20	3,913

Conformal Medical, Inc. Series D	5/26/23	421

CoreWeave, Inc.	11/29/23	31,622

Cyclerion Therapeutics, Inc.	4/02/19	8,052

Databricks, Inc. Series G	2/01/21	14,798

Databricks, Inc. Series H	8/31/21	20,074

Dataminr, Inc. Series D	2/18/15 - 3/06/15	22,617

Deep Genomics, Inc. Series C	7/21/21	9,894

Diamond Foundry, Inc. Series C	3/15/21	40,911

Dianthus Therapeutics, Inc. (unlisted)	5/03/23	4,878

Discord, Inc. Series I	9/15/21	3,854

DNA Script	12/17/21	1,788

DNA Script Series B	12/17/21	18

DNA Script Series C	10/01/21	9,466

Dragonfly Therapeutics, Inc.	12/19/19	12,746

Element Biosciences, Inc. Series B	12/13/19	5,745

Element Biosciences, Inc. Series C	6/21/21	9,869

ElevateBio LLC Series C	3/09/21	6,436

Enevate Corp. Series E	1/29/21	4,510

Enevate Corp. 6%	11/02/23	212

Epic Games, Inc.	7/13/20 - 7/30/20	29,786

Evozyne, Inc. Series A	4/09/21	9,992

Evozyne, Inc. Series B	9/14/23	3,841

Evozyne, Inc. 6% 9/13/28	9/14/23	3,841

Fanatics, Inc. Class A	8/13/20 - 10/24/22	21,636

Faraday Pharmaceuticals, Inc. Series B	12/30/19	843

Farmers Business Network, Inc. warrants 9/27/33	9/29/23	0

Farmers Business Network, Inc. Series G	9/15/21	1,763

Farmers Business Network, Inc. 15% 9/28/25	9/29/23	739

Fog Pharmaceuticals, Inc. Series D	11/17/22	9,509

Freenome, Inc. Series C	8/14/20	5,958

Freenome, Inc. Series D	11/22/21	3,789

Galvanize Therapeutics Series B	3/29/22	7,518

Generate Biomedicines Series B	11/02/21	9,726

Generate Biomedicines Series C	6/05/23	3,148

Genesis Therapeutics, Inc. Series B	8/10/23	8,452

GoBrands, Inc. Series G	3/02/21	31,386

GoBrands, Inc. Series H	7/22/21	40,524

Inscripta, Inc. Series D	11/13/20	7,724

Inscripta, Inc. Series E	3/30/21	9,594

Intarcia Therapeutics, Inc. Series CC	11/14/12	14,331

Intarcia Therapeutics, Inc. Series DD	3/17/14	50,000

Intarcia Therapeutics, Inc. 6%	2/26/19	13,682

JUUL Labs, Inc. Class A	7/06/18	1,299

JUUL Labs, Inc. Series E	7/06/18	650

Kardium, Inc. Series D6	12/30/20	5,992

Kardium, Inc. 0%	12/30/20	8,368

Kartos Therapeutics, Inc. Series C	8/22/23	6,936

Korro Bio, Inc.	7/14/23	3,315

Laronde, Inc. Series B	8/13/21	9,646

LifeMine Therapeutics, Inc. Series C	2/15/22	15,874

Lightmatter, Inc. Series C	5/19/23	6,713

Meesho Series F	9/21/21	23,719

Menlo Micro, Inc. Series C	2/09/22	5,863

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16	7,719

MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	720

MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	2,943

Morphimmune, Inc.	6/29/23	6,629

National Resilience, Inc. Series B	12/01/20	17,449

National Resilience, Inc. Series C	6/28/21	16,831

Neutron Holdings, Inc.	2/04/21	15

Neutron Holdings, Inc. Series 1D	1/25/19	4,339

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	3,596

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	743

Neutron Holdings, Inc. 5.5% 10/29/26	10/29/21 - 10/27/23	8,139

Odyssey Therapeutics, Inc. Series B	9/30/22	8,203

Odyssey Therapeutics, Inc. Series C	10/25/23	4,952

Omada Health, Inc. Series E	12/22/21	15,336

Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	4,240

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	5,992

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	8,168

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	1,190

Pine Labs Private Ltd.	6/30/21	1,536

Pine Labs Private Ltd. Series 1	6/30/21	3,671

Pine Labs Private Ltd. Series A	6/30/21	917

Pine Labs Private Ltd. Series B	6/30/21	998

Pine Labs Private Ltd. Series B2	6/30/21	807

Pine Labs Private Ltd. Series C	6/30/21	1,502

Pine Labs Private Ltd. Series C1	6/30/21	316

Pine Labs Private Ltd. Series D	6/30/21	338

PrognomIQ, Inc. Series A5	8/20/20	225

PrognomIQ, Inc. Series B	9/11/20	2,540

PrognomIQ, Inc. Series C	2/16/22	890

Quell Therapeutics Ltd. Series B	11/24/21	7,315

Rad Power Bikes, Inc.	1/21/21	5,705

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	744

Rad Power Bikes, Inc. Series C	1/21/21	2,926

Rad Power Bikes, Inc. Series D	9/17/21	10,267

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	986

Rapport Therapeutics, Inc. Series B	8/11/23	7,413

Reddit, Inc. Series B	7/26/17	5,456

Reddit, Inc. Series E	5/18/21	1,028

Reddit, Inc. Series F	8/11/21	7,106

Redwood Materials Series C	5/28/21	3,795

Redwood Materials Series D	6/02/23	895

Retym, Inc. Series C	5/17/23 - 6/20/23	5,185

SalioGen Therapeutics, Inc. Series B	12/10/21	5,471

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	7,416

Saluda Medical, Inc. Series E	4/06/23	6,456

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	3,207

SiMa.ai Series B	5/10/21	8,184

SiMa.ai Series B1	4/25/22	758

Skyhawk Therapeutics, Inc.	5/21/21	9,904

Skyryse, Inc. Series B	10/21/21	14,029

Sonoma Biotherapeutics, Inc. Series B	7/26/21	4,936

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,949

Space Exploration Technologies Corp. Class A	10/16/15	31,727

Space Exploration Technologies Corp. Series G	1/20/15	16,753

Spyre Therapeutics, Inc.	6/22/23	5,123

Stripe, Inc. Class B	5/18/21	8,246

Stripe, Inc. Series H	3/15/21	3,539

Structure Therapeutics, Inc.	9/29/23	3,468

T-Knife Therapeutics, Inc. Series B	6/30/21	5,741

Tango Therapeutics, Inc.	8/09/23	2,800

Tenstorrent Holdings, Inc. Series C1	4/23/21	10,596

Tenstorrent Holdings, Inc. 5% 11/6/25	11/06/23	3,060

The Beauty Health Co.	12/08/20	28,847

The Oncology Institute, Inc.	6/28/21	18,151

Tory Burch LLC Class A	5/14/15	67,653

Tory Burch LLC Class B	12/31/12	17,505

Treeline Biosciences Series A	7/30/21 - 10/27/22	10,545

Treeline Biosciences Series A1	10/27/22	3,997

VAST Data Ltd. Series A	11/28/23	3,500

VAST Data Ltd. Series A1	11/28/23	8,616

VAST Data Ltd. Series A2	11/28/23	9,911

VAST Data Ltd. Series B	11/28/23	7,886

VAST Data Ltd. Series C	11/28/23	230

VAST Data Ltd. Series E	11/28/23	15,072

Waymo LLC Series A2	5/08/20	3,844

Wugen, Inc. Series B	7/09/21	3,827

X Holdings Corp.	10/27/21	8,414

Xsight Labs Ltd. Series D	2/16/21	6,300

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	93,313	2,149,875	2,242,453	3,492	-	-	735	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	302,714	2,447,218	2,067,492	3,039	-	-	682,440	2.6%
Total	396,027	4,597,093	4,309,945	6,531	-	-	683,175

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Kineta, Inc.	1,011	2	255	802	(3,655)	3,020	-
Nutanix, Inc. Class A	336,414	24,074	13,941	-	2,769	176,037	525,353
Presbia PLC	16	-	-	-	-	(16)	-
Silicon Laboratories, Inc.	246,398	2,383	23,000	-	12,872	(73,339)	-
Total	583,839	26,459	37,196	802	11,986	105,702	525,353

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	5,190,330	5,040,718	-	149,612
Consumer Discretionary	9,883,240	9,711,197	212	171,831
Consumer Staples	1,457,097	1,434,262	7,424	15,411
Energy	686,795	686,795	-	-
Financials	1,549,852	1,484,808	-	65,044
Health Care	6,340,777	5,819,634	22,820	498,323
Industrials	2,316,756	1,798,524	42,424	475,808
Information Technology	23,083,381	22,817,674	-	265,707
Materials	314,331	262,537	-	51,794
Real Estate	58,484	58,484	-	-
Utilities	4,636	-	-	4,636

Corporate Bonds	19,860	-	-	19,860

Preferred Securities	12,754	-	-	12,754

Money Market Funds	683,175	683,175	-	-
Total Investments in Securities:	51,601,468	49,797,808	72,880	1,730,780

The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$1,700,159
Net Realized Gain (Loss) on Investment Securities	41,154
Net Unrealized Gain (Loss) on Investment Securities	(107,320)
Cost of Purchases	167,436
Proceeds of Sales	(67,706)
Amortization/Accretion	-
Transfers into Level 3	29,754
Transfers out of Level 3	(32,697)
Ending Balance	$1,730,780
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2023	$(108,229)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated  Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		November 30, 2023

Assets
Investment in securities, at value (including securities loaned of $656,768) - See accompanying schedule:
Unaffiliated issuers (cost $18,485,083)	$50,392,940
Fidelity Central Funds (cost $683,171)	683,175
Other affiliated issuers (cost $445,867)	525,353

Total Investment in Securities (cost $19,614,121)		$51,601,468
Restricted cash		702
Receivable for investments sold		57,420
Receivable for fund shares sold		12,037
Dividends receivable		27,085
Interest receivable		729
Distributions receivable from Fidelity Central Funds		745
Prepaid expenses		59
Other receivables		1,675
Total assets		51,701,920
Liabilities
Payable for investments purchased	$11,698
Payable for fund shares redeemed	14,319
Accrued management fee	13,537
Other affiliated payables	3,935
Other payables and accrued expenses	6,281
Collateral on securities loaned	682,383
Total Liabilities		732,153
Net Assets		$50,969,767
Net Assets consist of:
Paid in capital		$17,239,794
Total accumulated earnings (loss)		33,729,973
Net Assets		$50,969,767

Net Asset Value and Maximum Offering Price
Growth Company :
Net Asset Value, offering price and redemption price per share ($43,116,057 ÷ 1,378,740 shares)		$31.27
Class K :
Net Asset Value, offering price and redemption price per share ($7,853,710 ÷ 249,893 shares)		$31.43

Consolidated Statement of Operations
Amounts in thousands		Year ended November 30, 2023
Investment Income
Dividends (including $802 earned from affiliated issuers)		$218,618
Interest		1,456
Income from Fidelity Central Funds (including $3,039 from security lending)		6,531
Total Income		226,605
Expenses
Management fee
Basic fee	$238,957
Performance adjustment	36,489
Transfer agent fees	43,587
Accounting fees	2,169
Custodian fees and expenses	658
Independent trustees' fees and expenses	267
Registration fees	216
Audit	293
Legal	42
Interest	79
Miscellaneous	361
Total expenses before reductions	323,118
Expense reductions	(2,770)
Total expenses after reductions		320,348
Net Investment income (loss)		(93,743)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $3,266)	2,143,214
Redemptions in-kind	915,351
Affiliated issuers	11,986
Foreign currency transactions	270
Total net realized gain (loss)		3,070,821
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,686)	7,733,421
Affiliated issuers	105,702
Assets and liabilities in foreign currencies	(128)
Total change in net unrealized appreciation (depreciation)		7,838,995
Net gain (loss)		10,909,816
Net increase (decrease) in net assets resulting from operations		$10,816,073
Consolidated Statement of Changes in Net Assets

Amount in thousands	Year ended November 30, 2023	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(93,743)	$(151,861)
Net realized gain (loss)	3,070,821	4,914,313
Change in net unrealized appreciation (depreciation)	7,838,995	(24,910,772)
Net increase (decrease) in net assets resulting from operations	10,816,073	(20,148,320)
Distributions to shareholders	(2,600,954)	(6,433,347)

Share transactions - net increase (decrease)	78,916	(581,831)
Total increase (decrease) in net assets	8,294,035	(27,163,498)

Net Assets
Beginning of period	42,675,732	69,839,230
End of period	$50,969,767	$42,675,732

Consolidated Financial Highlights
Fidelity® Growth Company Fund

Years ended November 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.47	$41.75	$34.49	$21.54	$18.79
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.09)	(.14) C	(.10)	(.04)
Net realized and unrealized gain (loss)	6.48	(11.30)	10.31	13.87	3.81
Total from investment operations	6.42	(11.39)	10.17	13.77	3.77
Distributions from net realized gain	(1.62)	(3.89)	(2.91)	(.82)	(1.02)
Total distributions	(1.62)	(3.89)	(2.91)	(.82)	(1.02)
Net asset value, end of period	$31.27	$26.47	$41.75	$34.49	$21.54
Total Return D	26.74%	(29.90)%	31.76%	66.23%	22.05%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72%	.86%	.79%	.83%	.83%
Expenses net of fee waivers, if any	.71%	.86%	.79%	.83%	.83%
Expenses net of all reductions	.71%	.86%	.79%	.83%	.83%
Net investment income (loss)	(.22)%	(.32)%	(.38)% C	(.41)%	(.20)%
Supplemental Data
Net assets, end of period (in millions)	$43,116	$34,900	$53,845	$43,533	$28,861
Portfolio turnover rate G,H	12%	14%	16%	18%	16%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.43)%.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GPortfolio turnover rate excludes securities received or delivered in-kind.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Growth Company Fund Class K

Years ended November 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$26.59	$41.89	$34.57	$21.57	$18.80
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.07)	(.12) C	(.08)	(.02)
Net realized and unrealized gain (loss)	6.50	(11.34)	10.35	13.90	3.81
Total from investment operations	6.46	(11.41)	10.23	13.82	3.79
Distributions from net realized gain	(1.62)	(3.89)	(2.91)	(.82)	(1.02)
Total distributions	(1.62)	(3.89)	(2.91)	(.82)	(1.02)
Net asset value, end of period	$31.43	$26.59	$41.89	$34.57	$21.57
Total Return D	26.77%	(29.85)%	31.87%	66.37%	22.15%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65%	.79%	.73%	.75%	.75%
Expenses net of fee waivers, if any	.65%	.79%	.72%	.75%	.75%
Expenses net of all reductions	.65%	.79%	.72%	.75%	.75%
Net investment income (loss)	(.15)%	(.26)%	(.32)% C	(.33)%	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$7,854	$7,776	$15,994	$18,449	$14,772
Portfolio turnover rate G,H	12%	14%	16%	18%	16%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.37)%.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GPortfolio turnover rate excludes securities received or delivered in-kind.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Consolidated Financial Statements
For the period ended November 30, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity Growth Company Fund (the Fund) is a non-diversified fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$1,698,166	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5 - 13.5 / 12.0	Increase
			Enterprise value/Revenue multiple (EV/R)	1.1 - 21.6 / 6.7	Increase
		Market approach	Transaction price	$0.70 - $309.86 / $53.07	Increase
			Discount rate	5.0% - 65.0% / 22.6%	Decrease
			Premium rate	10.0% - 35.0% / 21.9%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Discount rate	5.3% - 75.0% / 19.4%	Decrease
			Term	1.1 - 8.3 / 3.0	Increase
			Weighted average cost of capital (WACC)	43.5%	Decrease
			Probability rate	6.0% - 70.0% / 36.7%	Increase
			Exit multiple	1.5	Increase
		Black scholes	Discount rate	4.2% - 5.1% / 4.7%	Increase
			Volatility	45.0% - 100.0% / 74.4%	Increase
			Term	1.5 - 5.0 / 2.9	Increase
		Recovery value	Recovery value	$0.00 - $0.21 / $0.02	Increase
		Book value	Book value multiple	1.9	Increase
Corporate Bonds	$19,860	Market comparable	Discount rate	29.2%	Decrease
			Enterprise value/Revenue multiple (EV/R)	1.4 - 2.6 / 2.5	Increase
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	20.2%	Decrease
			Probability rate	10.0% - 70.0% / 33.3%	Increase
		Discounted cash flow	Discount rate	4.1%	Decrease
		Black scholes	Discount rate	4.6%	Increase
			Volatility	70.0% - 75.0% / 73.4%	Increase
			Term	1.3 - 3.0 / 1.9	Increase
Preferred Securities	$12,754	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5	Increase
		Market approach	Transaction price	$1.10 - $100.00 / $98.06	Increase
			Discount rate	10.0% - 30.0% / 15.2%	Decrease
			Probability rate	10.0% - 60.0% / 33.3%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.6% - 5.1% / 4.8%	Increase
			Volatility	60.0% - 100.0% / 69.1%	Increase
			Term	1.5 - 3.0 / 2.5	Increase
		Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth Company Fund	$1,647

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2023, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,573,299
Gross unrealized depreciation	(2,747,750)
Net unrealized appreciation (depreciation)	$31,825,549
Tax Cost	$19,775,919

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$1,982,096
Net unrealized appreciation (depreciation) on securities and other investments	$31,825,327

The Fund intends to elect to defer to its next fiscal year $73,308 of ordinary losses recognized during the period January 1, 2023 to November 30, 2023.

The tax character of distributions paid was as follows:

	November 30, 2023	November 30, 2022
Long-term Capital Gains	$2,600,954	$6,433,347
Total	$2,600,954	$6,433,347

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Growth Company Fund	141,472.28

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the consolidated financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Company Fund	5,615,068	6,841,380

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Growth Company Fund	51,579	915,351	1,347,973	Growth Company and Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Growth Company Fund	94,219	1,682,202	2,666,231	Growth Company and Class K
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Growth Company	$40,450.11
Class K	3,137.04
	$43,587

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Growth Company	0.1049%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Growth Company Fund	-A

A Amount represents less than .005%.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Growth Company Fund	0.0044%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Company Fund	$172

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Growth Company Fund	Borrower	$39,737	4.77%	$79

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Company Fund	1,100,714	552,982	223,142
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Growth Company Fund	$80
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth Company Fund	$328	$128	$5,423

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $11.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,759.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2023	Year ended November 30, 2022
Fidelity Growth Company Fund
Distributions to shareholders
Growth Company	$2,142,375	$4,986,906
Class K	458,579	1,446,441
Total	$2,600,954	$6,433,347
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2023	Year ended November 30, 2022	Year ended November 30, 2023	Year ended November 30, 2022
Fidelity Growth Company Fund
Growth Company
Shares sold	121,673	159,105	$3,350,704	$4,503,361
Reinvestment of distributions	88,689	123,271	1,971,548	4,540,077
Shares redeemed	(149,856)	(253,813)	(4,055,528)	(7,313,072)
Net increase (decrease)	60,506	28,563	$1,266,724	$1,730,366
Class K
Shares sold	36,096	40,502	$998,876	$1,203,828
Reinvestment of distributions	20,509	39,098	458,166	1,445,449
Shares redeemed	(99,174)	(168,994)	(2,644,850)	(4,961,474)
Net increase (decrease)	(42,569)	(89,394)	$(1,187,808)	$(2,312,197)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Growth Company Fund	19%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Growth Company Fund	24%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity Growth Company Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Growth Company Fund (the "Fund"), a fund of Fidelity Mt. Vernon Street Trust, including the consolidated schedule of investments, as of November 30, 2023, the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Vijay Advani, each of the Trustees oversees 322 funds. Mr. Advani oversees 215 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Trustee
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President, Treasurer, or Assistant Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023
Fidelity® Growth Company Fund
Fidelity® Growth Company Fund	.57%
Actual		$ 1,000	$ 1,100.70	$ 3.00
Hypothetical-B		$ 1,000	$ 1,022.21	$ 2.89
Class K	.49%
Actual		$ 1,000	$ 1,100.90	$ 2.58
Hypothetical-B		$ 1,000	$ 1,022.61	$ 2.48

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2023, $2,153,585,873, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Company Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it is the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.
Proxy Voting Results
A special meeting of shareholders was held on April 19, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To reclassify the diversification status of the fund from diversified to non-diversified by eliminating the following fundamental policy: The fund may not with respect to 75% of fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities,  or securities of other investment companies) if,  as a result, (a) more than 5% of fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of outstanding voting securities of issuer.

	# of Votes	% of Votes
Affirmative	22,429,549,752.490	84.000
Against	3,153,408,865.270	12.000
Abstain	1,046,057,621.270	4.000
TOTAL	26,629,016,239.030	100.000

1.539089.126
GCF-ANN-0124
Fidelity® New Millennium Fund®

Annual Report
November 30, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended November 30, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® New Millennium Fund®	14.66%	12.21%	10.36%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® New Millennium Fund® on November 30, 2013.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 13.84% for the 12 months ending November 30, 2023, according to the S&P 500® index, as a slowing in the pace of inflation and a resilient U.S. economy provided a favorable backdrop for higher-risk assets for much of 2023. After returning -18.11% in 2022, the index's upturn was mostly driven by a narrow set of companies in the information technology and communication services sectors, largely due to excitement for generative artificial intelligence. Monetary tightening by the U.S. Federal Reserve continued until late July, when the Fed said it was too soon to tell if its latest hike would conclude a series of increases aimed at cooling the economy and bringing down inflation. Since March 2022, the Fed has raised its benchmark interest rate 11 times before pausing and twice deciding to hold rates at a 22-year high while it observes the effect on inflation and the economy. After the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline that was due to soaring yields on longer-term government bonds and mixed earnings from some big and influential firms. Favorable data on inflation provided a further boost and the index rose 9.13% in November. By sector for the full 12 months, information technology (+41%) and communications services (+37%) led the way, followed by consumer discretionary (+20%). In contrast, the defensive-oriented utilities (-9%) and consumer staples (-5%) sectors lagged most this period.
Comments from Portfolio Manager Daniel Sherwood:
For the fiscal year ending November 30, 2023, the fund gained 14.66%, versus 13.84% for the benchmark S&P 500® index. Relative to the benchmark, security selection was the primary contributor, especially within industrials. Picks and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also helped. Stock picking and an underweight in utilities also boosted relative performance. The top individual relative contributor was our non-benchmark stake in Uber Technologies (+107%). This was a position we established the past year. The second-largest relative contributor was an overweight in General Electric (+82%). This period we decreased our stake in General Electric. Another notable relative contributor was our non-benchmark stake in MongoDB (+175%). In contrast, the biggest detractors from performance versus the benchmark were stock selection and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Stock picking in consumer discretionary also hampered the fund's result. Also detracting from our performance was an overweight in energy and positioning in materials. The largest individual relative detractor was an underweight in Nvidia (+176%), which was among our biggest holdings by period end. This was an investment we established this period. A second notable relative detractor was an underweight in Amazon.com (+51%). Amazon.com was one of our largest holdings. This was a stake we established the past year. Not owning Broadcom, a benchmark component that gained approximately 73%, was another notable relative detractor. Notable changes in positioning include higher allocations to the information technology and communication services sectors.
Note to shareholders:
On December 31, 2022, John Roth retired from Fidelity after 24 years with the firm, leaving Dan Sherwood as sole manager of the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary November 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.8
Apple, Inc.	4.5
NVIDIA Corp.	3.3
Amazon.com, Inc.	3.1
Meta Platforms, Inc. Class A	2.4
Alphabet, Inc. Class A	2.3
Eli Lilly & Co.	2.0
UnitedHealth Group, Inc.	1.8
Visa, Inc. Class A	1.6
Exxon Mobil Corp.	1.5
30.3

Market Sectors (% of Fund's net assets)

Information Technology	27.8
Industrials	14.1
Health Care	11.7
Consumer Discretionary	10.4
Financials	9.5
Communication Services	9.0
Consumer Staples	5.4
Energy	4.9
Materials	3.5
Utilities	2.1
Real Estate	1.0

Asset Allocation (% of Fund's net assets)

Schedule of Investments November 30, 2023
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.0%
Entertainment - 3.2%
Endeavor Group Holdings, Inc.	582,817	14,168
Netflix, Inc. (a)	80,800	38,297
Spotify Technology SA (a)	79,300	14,679
The Walt Disney Co.	233,300	21,625
TKO Group Holdings, Inc.	149,700	11,576
Universal Music Group NV	595,500	15,734
		116,079
Interactive Media & Services - 4.7%
Alphabet, Inc. Class A (a)	625,800	82,937
Meta Platforms, Inc. Class A (a)	266,700	87,251
		170,188
Media - 1.1%
Comcast Corp. Class A	971,900	40,713
TOTAL COMMUNICATION SERVICES		326,980
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 0.7%
Aptiv PLC (a)	291,700	24,164
Broadline Retail - 3.1%
Amazon.com, Inc. (a)	788,000	115,119
Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc. Class A (a)	124,200	15,691
Booking Holdings, Inc. (a)	6,400	20,004
Chipotle Mexican Grill, Inc. (a)	6,700	14,755
Churchill Downs, Inc.	96,818	11,209
Hilton Worldwide Holdings, Inc.	101,100	16,936
Yum! Brands, Inc.	61,101	7,671
		86,266
Household Durables - 0.7%
Lennar Corp. Class A	98,700	12,626
NVR, Inc. (a)	2,310	14,219
		26,845
Specialty Retail - 1.9%
Dick's Sporting Goods, Inc.	99,800	12,984
Floor & Decor Holdings, Inc. Class A (a)(b)	79,200	7,263
Industria de Diseno Textil SA	392,100	16,180
TJX Companies, Inc.	374,686	33,014
		69,441
Textiles, Apparel & Luxury Goods - 1.6%
Bolt Threads, Inc. (a)(c)(d)	91,280	358
Brunello Cucinelli SpA	287,400	23,775
NIKE, Inc. Class B	242,200	26,707
Ralph Lauren Corp.	65,200	8,436
		59,276
TOTAL CONSUMER DISCRETIONARY		381,111
CONSUMER STAPLES - 5.3%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)	29,400	10,430
Constellation Brands, Inc. Class A (sub. vtg.)	28,892	6,948
Keurig Dr. Pepper, Inc.	688,000	21,720
The Coca-Cola Co.	454,200	26,543
		65,641
Consumer Staples Distribution & Retail - 1.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	202,000	11,522
BJ's Wholesale Club Holdings, Inc. (a)	320,600	20,704
Maplebear, Inc. (b)	102,900	2,489
Performance Food Group Co. (a)	300,500	19,548
Walmart, Inc.	112,800	17,562
		71,825
Food Products - 0.0%
Bowery Farming, Inc. warrants (a)(c)(d)	211,678	874
Household Products - 0.5%
The Clorox Co.	120,400	17,259
Personal Care Products - 1.1%
Estee Lauder Companies, Inc. Class A	67,100	8,568
Kenvue, Inc.	1,497,900	30,617
		39,185
TOTAL CONSUMER STAPLES		194,784
ENERGY - 4.9%
Energy Equipment & Services - 1.6%
Baker Hughes Co. Class A	734,800	24,800
Schlumberger Ltd.	427,828	22,264
TechnipFMC PLC	542,286	11,236
		58,300
Oil, Gas & Consumable Fuels - 3.3%
Antero Resources Corp. (a)	381,600	9,017
Canadian Natural Resources Ltd. (b)	250,300	16,714
Cheniere Energy, Inc.	112,926	20,569
Exxon Mobil Corp.	553,300	56,846
Hess Corp.	83,500	11,737
New Fortress Energy, Inc.	154,800	5,957
		120,840
TOTAL ENERGY		179,140
FINANCIALS - 9.5%
Banks - 2.7%
Bank of America Corp.	999,700	30,481
JPMorgan Chase & Co.	212,700	33,198
Wells Fargo & Co.	816,168	36,393
		100,072
Capital Markets - 1.4%
Ares Management Corp.	129,200	14,503
Goldman Sachs Group, Inc.	21,300	7,275
Houlihan Lokey	95,500	10,287
Morgan Stanley	239,100	18,970
		51,035
Financial Services - 3.0%
Fiserv, Inc. (a)	285,901	37,342
Shift4 Payments, Inc. (a)	202,700	13,342
Visa, Inc. Class A	230,400	59,139
		109,823
Insurance - 2.4%
Arch Capital Group Ltd. (a)	148,000	12,386
Chubb Ltd.	200,409	45,980
First American Financial Corp.	121,700	7,253
Marsh & McLennan Companies, Inc.	103,000	20,540
		86,159
TOTAL FINANCIALS		347,089
HEALTH CARE - 11.3%
Biotechnology - 1.1%
Gilead Sciences, Inc.	136,300	10,441
Legend Biotech Corp. ADR (a)	74,500	4,531
Regeneron Pharmaceuticals, Inc. (a)	31,700	26,115
		41,087
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	774,868	43,307
Hologic, Inc. (a)	138,316	9,862
Masimo Corp. (a)	38,300	3,591
Stryker Corp.	81,200	24,062
		80,822
Health Care Providers & Services - 3.0%
agilon health, Inc. (a)	407,100	4,323
Centene Corp. (a)	254,200	18,729
Cigna Group	63,100	16,588
LifeStance Health Group, Inc. (a)	343,654	2,361
UnitedHealth Group, Inc.	119,700	66,191
		108,192
Health Care Technology - 0.1%
Evolent Health, Inc.	142,400	3,959
Life Sciences Tools & Services - 2.0%
Danaher Corp.	128,800	28,762
Thermo Fisher Scientific, Inc.	71,100	35,249
West Pharmaceutical Services, Inc.	22,300	7,822
		71,833
Pharmaceuticals - 2.9%
AstraZeneca PLC (United Kingdom)	129,800	16,706
Eli Lilly & Co.	121,900	72,048
Merck & Co., Inc.	88,100	9,028
Novo Nordisk A/S Series B	90,100	9,205
		106,987
TOTAL HEALTH CARE		412,880
INDUSTRIALS - 13.8%
Aerospace & Defense - 4.0%
BWX Technologies, Inc.	133,200	10,394
Howmet Aerospace, Inc.	331,700	17,447
Lockheed Martin Corp.	40,200	18,000
Northrop Grumman Corp.	32,900	15,633
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	585,890	47,457
Class C (a)(c)(d)	8,180	663
The Boeing Co. (a)	159,300	36,899
		146,493
Building Products - 0.8%
Builders FirstSource, Inc. (a)	86,200	11,560
Fortune Brands Home & Security, Inc.	116,700	7,986
Trane Technologies PLC	40,200	9,061
		28,607
Construction & Engineering - 1.1%
Quanta Services, Inc.	160,700	30,261
Willscot Mobile Mini Holdings (a)	266,975	11,138
		41,399
Electrical Equipment - 2.2%
Eaton Corp. PLC	162,700	37,045
Generac Holdings, Inc. (a)	186,500	21,834
Prysmian SpA	158,300	6,088
Vertiv Holdings Co.	339,900	14,840
		79,807
Ground Transportation - 1.0%
Uber Technologies, Inc. (a)	661,800	37,312
Industrial Conglomerates - 0.9%
General Electric Co.	261,812	31,889
Machinery - 2.4%
Caterpillar, Inc.	94,500	23,693
Ingersoll Rand, Inc.	282,820	20,202
ITT, Inc.	120,600	13,057
Parker Hannifin Corp.	70,800	30,669
		87,621
Professional Services - 1.1%
FTI Consulting, Inc. (a)	76,220	16,803
KBR, Inc.	291,200	15,046
WNS Holdings Ltd. sponsored ADR (a)	113,100	6,727
		38,576
Trading Companies & Distributors - 0.3%
United Rentals, Inc.	25,000	11,901
TOTAL INDUSTRIALS		503,605
INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 0.5%
Cisco Systems, Inc.	381,063	18,436
Electronic Equipment, Instruments & Components - 1.1%
Flex Ltd. (a)	737,800	18,777
Jabil, Inc.	197,800	22,810
		41,587
IT Services - 1.0%
MongoDB, Inc. Class A (a)	23,600	9,811
Shopify, Inc. Class A (a)	344,900	25,116
		34,927
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices, Inc. (a)	317,300	38,444
Analog Devices, Inc.	102,400	18,778
First Solar, Inc. (a)	49,200	7,763
Marvell Technology, Inc.	173,147	9,649
NVIDIA Corp.	257,300	120,339
NXP Semiconductors NV	117,076	23,893
ON Semiconductor Corp. (a)	309,600	22,084
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	205,500	19,997
Teradyne, Inc.	74,600	6,880
		267,827
Software - 13.4%
Adobe, Inc. (a)	86,500	52,852
CoreWeave, Inc. (c)(d)	11,162	3,459
Dynatrace, Inc. (a)	285,500	15,289
Intuit, Inc.	54,000	30,859
Microsoft Corp.	756,100	286,498
Oracle Corp.	276,100	32,086
Salesforce, Inc. (a)	139,500	35,140
Synopsys, Inc. (a)	31,800	17,275
Workday, Inc. Class A (a)	59,700	16,162
		489,620
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	864,100	164,136
TOTAL INFORMATION TECHNOLOGY		1,016,533
MATERIALS - 3.5%
Chemicals - 1.5%
Celanese Corp. Class A	116,700	16,182
Element Solutions, Inc.	340,200	7,131
Linde PLC	73,000	30,205
		53,518
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	34,900	16,214
Containers & Packaging - 0.5%
Avery Dennison Corp.	68,100	13,245
O-I Glass, Inc. (a)	380,008	5,609
		18,854
Metals & Mining - 1.0%
Franco-Nevada Corp.	111,600	12,499
Freeport-McMoRan, Inc.	679,889	25,373
		37,872
TOTAL MATERIALS		126,458
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Essex Property Trust, Inc.	26,900	5,742
Gaming & Leisure Properties	190,383	8,897
Terreno Realty Corp.	185,700	10,605
		25,244
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	152,900	12,073
TOTAL REAL ESTATE		37,317
UTILITIES - 2.1%
Electric Utilities - 1.5%
Constellation Energy Corp.	206,200	24,958
Southern Co.	427,408	30,337
		55,295
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp.	616,600	21,834
TOTAL UTILITIES		77,129
TOTAL COMMON STOCKS (Cost $2,743,497)		3,603,026

Convertible Preferred Stocks - 0.8%
	Shares	Value ($) (000s)
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bowery Farming, Inc.:
Series C1 (a)(c)(d)	161,754	1,286
Series D1 (c)(d)	211,678	1,126
		2,412
HEALTH CARE - 0.4%
Biotechnology - 0.4%
National Resilience, Inc. Series B (a)(c)(d)	243,347	14,778
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series H (a)(c)(d)	7,570	6,132
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series B, 6.00% (a)(c)(d)	49,853	4,906
TOTAL INDUSTRIALS		11,038
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $21,235)		28,228

Money Market Funds - 1.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (e)	24,841,925	24,847
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	21,217,332	21,219
TOTAL MONEY MARKET FUNDS (Cost $46,066)		46,066

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,810,798)	3,677,320
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(22,370)
NET ASSETS - 100.0%	3,654,950

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $81,039,000 or 2.2% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	5,143

Bolt Threads, Inc.	12/13/17 - 9/02/21	15,485

Bowery Farming, Inc. Series C1	5/18/21	9,746

Bowery Farming, Inc. Series D1	10/25/23	2,000

Bowery Farming, Inc. warrants	10/25/23	0

CoreWeave, Inc.	11/29/23	3,459

National Resilience, Inc. Series B	12/01/20	3,324

Space Exploration Technologies Corp. Class A	4/08/16 - 9/11/17	5,980

Space Exploration Technologies Corp. Class C	9/11/17	110

Space Exploration Technologies Corp. Series H	8/04/17	1,022

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	117,908	999,723	1,092,784	2,137	-	-	24,847	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	54,894	274,907	308,581	211	-	(1)	21,219	0.1%
Total	172,802	1,274,630	1,401,365	2,348	-	(1)	46,066

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	326,980	311,246	15,734	-
Consumer Discretionary	381,111	364,573	16,180	358
Consumer Staples	197,196	193,910	-	3,286
Energy	179,140	179,140	-	-
Financials	347,089	347,089	-	-
Health Care	427,658	386,969	25,911	14,778
Industrials	514,643	455,485	-	59,158
Information Technology	1,016,533	1,013,074	-	3,459
Materials	126,458	126,458	-	-
Real Estate	37,317	37,317	-	-
Utilities	77,129	77,129	-	-

Money Market Funds	46,066	46,066	-	-
Total Investments in Securities:	3,677,320	3,538,456	57,825	81,039

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Industrials
Beginning Balance	$54,360
Net Realized Gain (Loss) on Investment Securities	(10,120)
Net Unrealized Gain (Loss) on Investment Securities	17,513
Cost of Purchases	-
Proceeds of Sales	(2,595)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$59,158
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2023	$8,164
Other Investments in Securities
Beginning Balance	$27,140
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(10,718)
Cost of Purchases	5,459
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$21,881
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2023	$(10,718)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's  Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		November 30, 2023

Assets
Investment in securities, at value (including securities loaned of $20,300) - See accompanying schedule:
Unaffiliated issuers (cost $2,764,732)	$3,631,254
Fidelity Central Funds (cost $46,066)	46,066

Total Investment in Securities (cost $2,810,798)		$3,677,320
Foreign currency held at value (cost $1)		1
Receivable for investments sold		16,901
Receivable for fund shares sold		3,419
Dividends receivable		3,647
Distributions receivable from Fidelity Central Funds		152
Prepaid expenses		4
Total assets		3,701,444
Liabilities
Payable for investments purchased	$21,289
Payable for fund shares redeemed	1,373
Accrued management fee	2,034
Other affiliated payables	510
Other payables and accrued expenses	78
Collateral on securities loaned	21,210
Total Liabilities		46,494
Net Assets		$3,654,950
Net Assets consist of:
Paid in capital		$2,646,216
Total accumulated earnings (loss)		1,008,734
Net Assets		$3,654,950
Net Asset Value, offering price and redemption price per share ($3,654,950 ÷ 77,215 shares)		$47.33
Statement of Operations
Amounts in thousands		Year ended November 30, 2023
Investment Income
Dividends		$35,972
Income from Fidelity Central Funds (including $211 from security lending)		2,348
Total Income		38,320
Expenses
Management fee
Basic fee	$15,938
Performance adjustment	4,750
Transfer agent fees	4,561
Accounting fees	783
Custodian fees and expenses	48
Independent trustees' fees and expenses	17
Registration fees	135
Audit	89
Legal	5
Interest	20
Miscellaneous	14
Total expenses before reductions	26,360
Expense reductions	(184)
Total expenses after reductions		26,176
Net Investment income (loss)		12,144
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	181,059
Redemptions in-kind	129,509
Foreign currency transactions	188
Total net realized gain (loss)		310,756
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	98,919
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(64)
Total change in net unrealized appreciation (depreciation)		98,854
Net gain (loss)		409,610
Net increase (decrease) in net assets resulting from operations		$421,754
Statement of Changes in Net Assets

Amount in thousands	Year ended November 30, 2023	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,144	$45,770
Net realized gain (loss)	310,756	64,754
Change in net unrealized appreciation (depreciation)	98,854	97,056
Net increase (decrease) in net assets resulting from operations	421,754	207,580
Distributions to shareholders	(98,478)	(214,586)

Share transactions
Proceeds from sales of shares	1,377,863	141,891
Reinvestment of distributions	92,606	203,394
Cost of shares redeemed	(718,871)	(387,959)

Net increase (decrease) in net assets resulting from share transactions	751,598	(42,674)
Total increase (decrease) in net assets	1,074,874	(49,680)

Net Assets
Beginning of period	2,580,076	2,629,756
End of period	$3,654,950	$2,580,076

Other Information
Shares
Sold	31,275	3,525
Issued in reinvestment of distributions	2,343	4,871
Redeemed	(16,509)	(9,529)
Net increase (decrease)	17,109	(1,133)

Financial Highlights
Fidelity® New Millennium Fund®

Years ended November 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$42.93	$42.94	$37.77	$38.43	$40.52
Income from Investment Operations
Net investment income (loss) A,B	.17	.75	.62	.54	.62
Net realized and unrealized gain (loss)	5.81	2.77	7.70	.45	3.11
Total from investment operations	5.98	3.52	8.32	.99	3.73
Distributions from net investment income	(.64)	(.85)	(.58)	(.36)	(.39)
Distributions from net realized gain	(.94)	(2.68)	(2.56)	(1.29)	(5.43)
Total distributions	(1.58)	(3.53)	(3.15) C	(1.65)	(5.82)
Net asset value, end of period	$47.33	$42.93	$42.94	$37.77	$38.43
Total Return D	14.66%	8.45%	23.56%	2.60%	12.82%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.87%	.54%	.49%	.46%	.61%
Expenses net of fee waivers, if any	.86%	.54%	.48%	.46%	.61%
Expenses net of all reductions	.86%	.54%	.48%	.45%	.61%
Net investment income (loss)	.40%	1.83%	1.46%	1.61%	1.72%
Supplemental Data
Net assets, end of period (in millions)	$3,655	$2,580	$2,630	$2,331	$2,991
Portfolio turnover rate G	59% H	12%	19%	22%	34%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended November 30, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA

Equities	$81,039	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	13.1	Increase
			Enterprise value/Revenue multiple (EV/R)	7.5 - 9.7 / 8.4	Increase
		Market approach	Transaction price	$60.73 - $309.86 / $107.98	Increase
		Black scholes	Discount rate	4.9%	Increase
			Volatility	80.0% - 100.0% / 98.0%	Increase
			Term	0.3 - 2.0 / 1.8	Increase
			Discount for lack of marketability	10.4%	Decrease
		Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions-in-kind, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$941,460
Gross unrealized depreciation	(76,649)
Net unrealized appreciation (depreciation)	$864,811
Tax Cost	$2,812,509

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$10,871
Undistributed long-term capital gain	$133,062
Net unrealized appreciation (depreciation) on securities and other investments	$864,800

The tax character of distributions paid was as follows:

	November 30, 2023	November 30, 2022
Ordinary Income	$40,026	$ 51,882
Long-term Capital Gains	58,452	162,704
Total	$98,478	$214,586

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Millennium Fund	2,793,303	1,785,791

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity New Millennium Fund	5,655	129,509	237,208
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .68% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of 0.1487% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity New Millennium Fund	.03

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity New Millennium Fund	0.0257%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity New Millennium Fund	$52

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, Fidelity New Millennium Fund had no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity New Millennium Fund	Borrower	$126,637	5.57%	$20

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New Millennium Fund	215,073	92,133	7,012
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity New Millennium Fund	$5
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity New Millennium Fund	$21	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $183.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity New Millennium Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity New Millennium Fund (one of the funds constituting Fidelity Mt. Vernon Street Trust, referred to hereafter as the "Fund") as of November 30, 2023, the related statement of operations for the year ended November 30, 2023, the statement of changes in net assets for each of the two years in the period ended November 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2023 and the financial highlights for each of the five years in the period ended November 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 12, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Vijay Advani, each of the Trustees oversees 322 funds. Mr. Advani oversees 215 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Trustee
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President, Treasurer, or Assistant Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023

Fidelity® New Millennium Fund®	.86%
Actual		$ 1,000	$ 1,107.70	$ 4.54
Hypothetical-B		$ 1,000	$ 1,020.76	$ 4.36

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2023, $172,953,268, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $948,125 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 97% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 98.90% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1.11% of the dividend distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity New Millennium Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.539033.126
NMF-ANN-0124

Item 2.

Code of Ethics

As of the end of the period, November 30, 2023, Fidelity Mt. Vernon Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Growth Company Fund, Fidelity Growth Company K6 Fund and Fidelity Series Growth Company Fund (the “Funds”):

Services Billed by Deloitte Entities

November 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Growth Company Fund	$71,700	$-	$9,200	$1,700
Fidelity Growth Company K6 Fund	$69,300	$-	$9,200	$1,700
Fidelity Series Growth Company Fund	$65,700	$-	$9,200	$1,600

November 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Growth Company Fund	$103,500	$-	$9,700	$1,600
Fidelity Growth Company K6 Fund	$95,200	$-	$8,800	$1,500
Fidelity Series Growth Company Fund	$65,300	$-	$8,800	$1,500

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Equity Growth K6 Fund, Fidelity Growth Strategies Fund, Fidelity Growth Strategies K6 Fund and Fidelity New Millennium Fund (the “Funds”):

Services Billed by PwC

November 30, 2023 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Equity Growth K6 Fund	$25,300	$600	$6,500	$200
Fidelity Growth Strategies Fund	$49,900	$3,800	$15,900	$1,300
Fidelity Growth Strategies K6 Fund	$44,100	$3,500	$8,500	$1,200
Fidelity New Millennium Fund	$58,100	$5,100	$9,900	$1,700

November 30, 2022 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Equity Growth K6 Fund	$-	$-	$-	$-
Fidelity Growth Strategies Fund	$40,400	$3,600	$8,000	$1,200
Fidelity Growth Strategies K6 Fund	$37,300	$3,300	$7,200	$1,100
Fidelity New Millennium Fund	$55,300	$4,800	$67,200	$1,600

A Amounts may reflect rounding.
B Fidelity Equity Growth K6 Fund commenced operations on August 24, 2023.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	November 30, 2023A	November 30, 2022A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	November 30, 2023A,B	November 30, 2022A,B
Audit-Related Fees	$8,284,200	$7,914,600
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Equity Growth K6 Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2023A,B	November 30, 2022A,B
Deloitte Entities	$275,200	$489,500
PwC	$13,646,000	$12,981,000

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Equity Growth K6 Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 22, 2024